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================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811 - 02729
       -----------


                          Short-Term Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)


      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
      -------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626 - 1919
                                                    ----------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 08/31/08
                          --------

================================================================================

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]               CASH MANAGEMENT CLASS
- SERVICE MARK -                 SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government TaxAdvantage Portfolio
                                 Tax-Free Cash Reserve Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Cash Management Class of
                         Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
                         2008. Thank you for investing with us.
        [KELLEY
         PHOTO]             Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS
       Karen Dunn
         Kelley          Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2%
                         in the fourth quarter.(1) GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of
                         2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1)  Bureau of Economic Analysis;

(2)  U.S. Federal Reserve;

(3)  Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                            As I write this letter, recent market turbulence has again reminded investors that cyclicality and the
       [CROCKETT         correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the
        PHOTO]           wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest
    Bruce Crockett       ethical standards.

                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and
2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products & Performance" and click on
"Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================
CASH MANAGEMENT CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY      FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS       YEAR          END

Liquid Assets                                  2.46%            2.38%          2.46%     28 - 54 days    38 days     $ 2.9 billion
STIC Prime                                     2.30             2.21           2.30      14 - 25 days    24 days       1.5 billion
Treasury                                       1.77             1.68           1.75      14 - 56 days    33 days       7.5 billion
Government & Agency                            2.10             2.05           2.09      28 - 57 days    37 days       1.0 billion
Government TaxAdvantage                        2.00             1.80           2.04      17 - 48 days    29 days       29.1 million
Tax-Free Cash Reserve*                         1.48             1.43           1.47      21 - 33 days    33 days      895.8 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*  Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.
====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        1-7                                31.3%
                     (1, 3 ,4)      (3)        (2 ,3)        (2 ,3)         (3 ,5)         8-14                                 9.9
1-7                    31.0%       67.9%        63.0%         64.6%          76.8%        15-21                                10.2
8-30                   23.5         1.6          8.7           2.8            2.8         22-28                                10.1
31-90                  34.0        17.7         11.4          21.6           11.1         29-35                                 9.5
91-180                 11.5         9.7          9.1           2.5            2.9         36-42                                10.2
181+                    0.0         3.1          7.8           8.5            6.4         43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of          income consistent with the preservation of capital and the
capital and liquidity.                                            maintenance of liquidity.

   The Fund invests primarily in short-term money market             The Fund may invest in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                and in U.S. government agency securities with maturities of 397
dollar-denominated obligations, which include commercial paper,   days or less. This is intended to provide shareholders with
certificates of deposit, master and promissory notes, municipal   dividends exempt from state and local income taxes in some
securities and repurchase agreements.                             jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
STIC PRIME PORTFOLIO                                              not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for
STIC Prime Portfolio seeks to maximize current income             your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a
commercial paper and other commercial instruments with            level of tax-exempt income as is consistent with the preservation
maturities of 60 days or less, including certificates of          of capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                     The Fund invests in high quality, short-term municipal
TREASURY PORTFOLIO                                                obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent    supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of           managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                              CASH MANAGEMENT CLASS

                                                INCOME (LOSS) FROM
                                               INVESTMENT OPERATIONS
                                      --------------------------------------
                                                     NET GAINS                              DISTRIBUTIONS
                                                    (LOSSES) ON               ----------------------------------------
                           NET ASSET                SECURITIES                 DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET     (BOTH REALIZED  TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT        AND       INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME      UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08          $1.00       $0.04(b)     $ 0.00         $0.04      $(0.04)       $(0.00)        $(0.04)       $1.00
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         (0.00)         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05           1.00        0.02         (0.00)         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         (0.00)         0.01       (0.01)           --          (0.01)        1.00
----------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05            --          0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04            --          0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02            --          0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         (0.00)         0.01       (0.01)           --          (0.01)        1.00
----------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         (0.00)         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00          0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/04           1.00        0.01          0.00          0.01       (0.01)        (0.00)         (0.01)        1.00
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         (0.00)         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02         (0.00)         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01         (0.00)         0.01       (0.01)           --          (0.01)        1.00
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04          0.00          0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05           1.00        0.02          0.00          0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04           1.00        0.01          0.00          0.01       (0.01)        (0.00)         (0.01)        1.00
----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Five months ended
  08/31/08                    1.00        0.01(b)       0.00          0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08           1.00        0.03         (0.00)         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07           1.00        0.03            --          0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06           1.00        0.02            --          0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05           1.00        0.01            --          0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/04           1.00        0.01            --          0.01       (0.01)           --          (0.01)        1.00
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08           3.72%     $2,998,653          0.20%(c)          0.27%(c)       3.56%(c)
Year ended 08/31/07           5.29       3,397,869          0.20              0.28           5.17
Year ended 08/31/06           4.48       2,713,882          0.20              0.28           4.42
Year ended 08/31/05           2.42       3,409,326          0.20              0.29           2.36
Year ended 08/31/04           0.97       4,341,262          0.20              0.28           0.96
-----------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08           3.55       1,586,211          0.20(c)           0.28(c)        3.38(c)
Year ended 08/31/07           5.30       2,146,528          0.20              0.29           5.17
Year ended 08/31/06           4.51       1,378,964          0.20              0.29           4.45
Year ended 08/31/05           2.44         909,054          0.20              0.29           2.40
Year ended 08/31/04           0.94         570,064          0.20              0.29           0.93
-----------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08           2.85       7,556,878          0.20(c)           0.28(c)        2.58(c)
Year ended 08/31/07           5.08       2,833,734          0.20              0.29           4.95
Year ended 08/31/06           4.29       1,357,547          0.20              0.30           4.19
Year ended 08/31/05           2.29       1,780,680          0.20              0.30           2.25
Year ended 08/31/04           0.90       1,226,797          0.20              0.29           0.87
-----------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08           3.34       1,028,040          0.20(c)           0.24(c)        3.20(c)
Year ended 08/31/07           5.22         730,316          0.20              0.25           5.10
Year ended 08/31/06           4.41         656,356          0.20              0.26           4.37
Year ended 08/31/05           2.36         653,382          0.20              0.27           2.34
Year ended 08/31/04           0.95       1,005,027          0.20              0.25           0.95
-----------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08           3.19          29,100          0.20(c)           0.34(c)        3.22(c)
Year ended 08/31/07           5.12          93,310          0.20              0.40           5.00
Year ended 08/31/06           4.33          32,251          0.20              0.47           4.23
Year ended 08/31/05           2.31          34,654          0.20              0.51           2.32
Year ended 08/31/04           0.91           5,073          0.20              0.43           0.90
-----------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended
  08/31/08                    0.69         895,899          0.30(c)(d)        0.35(c)(d)     1.68(c)(d)
Year ended 03/31/08           3.19         789,753          0.30              0.35           3.15
Year ended 03/31/07           3.33         721,351          0.30              0.35           3.28
Year ended 03/31/06           2.45         683,659          0.30              0.37           2.41
Year ended 03/31/05           1.16         725,124          0.30              0.37           1.16
Year ended 03/31/04           0.76         768,141          0.30              0.37           0.75
___________________________________________________________________________________________________________
===========================================================================================================





(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000s omitted) of $3,038,086, $1,679,488, $5,110,621, $1,021,908, $54,030 and $888,550 (annualized) for
     Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Cash Management Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Cash Management Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Cash Management Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Cash Management Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas




73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
    CASH MANAGEMENT CLASS       (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,013.60       $1.01       $1,024.13       $1.02        0.20%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,012.40        1.01        1,024.13        1.02        0.20
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,009.20        1.01        1,024.13        1.02        0.20
---------------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio                        1,000.00       1,011.40        1.01        1,024.13        1.02        0.20
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
Portfolio                        1,000.00       1,010.80        1.01        1,024.13        1.02        0.20
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
Portfolio                        1,000.00       1,009.20        1.52        1,023.69        1.53        0.30
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the contract    ated the information provided differently
Short-Term Investments Trust is required     renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of each      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
series portfolio of the Trust's (each, a     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund) investment advisory agreement with     (Lipper), under the direction and            for each Fund and the other AIM Funds are
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        the result of years of review and
During contract renewal meetings held on     Officer who also prepares a separate         negotiation between the Trustees and
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Invesco Aim, that the Trustees may focus
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Trustees, voting separately, approved the    recommendations to the Investments           these arrangements in some years than in
continuance of each Fund's investment        Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior
permits the Trustees to focus on the         Officer has recommended that an                 A. Nature, Extent and Quality of
performance of the AIM Funds that have       independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to each Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their continued ongoing
                                                                                          meetings throughout the year

                                                                                                                           continued


75   AIM SHORT-TERM INVESTMENTS TRUST

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion   GOVERNMENT & AGENCY PORTFOLIO
knowledge. The Board also considered the     in the Lipper reports. The Board noted
steps that Invesco Aim and its affiliates    that the Fund's performance was in the       The Board compared the Fund's performance
have taken over the last several years to    second quintile of its performance group     during the past one, three and five
improve the quality and efficiency of the    for the one year period, and in the first    calendar years to the performance of funds
services they provide to the AIM Funds in    quintile for the three and five year         in the Fund's performance group that are
the areas of investment performance,         periods (the first quintile being the best   not managed by Invesco Aim, and against
product line diversification,                performing funds and the fifth quintile      the performance of all funds in the Lipper
distribution, fund operations, shareholder   being the worst performing funds). The       Institutional U.S. Government Money Market
services and compliance. The Board           Board noted that the Fund's performance      Funds Index. The Board also reviewed the
concluded that the quality and efficiency    was above the performance of the Index for   criteria used by Invesco Aim to identify
of the services Invesco Aim and its          the one, three and five year periods. The    the funds in the Fund's performance group
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      for inclusion in the Lipper reports. The
each of these areas have generally           Aim has taken over the last several years    Board noted that the Fund's performance
improved, and support the Board's approval   to improve the quality and efficiency of     was in the first quintile of its
of the continuance of each Fund's            the services that Invesco Aim provides to    performance group for the one, three and
investment advisory agreement.               the AIM Funds. The Board concluded that      five year periods (the first quintile
                                             Invesco Aim continues to be responsive to    being the best performing funds and the
   B. Fund Performance                       the Board's focus on fund performance.       fifth quintile being the worst performing
                                             Although the independent written             funds). The Board noted that the Fund's
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      performance was above the performance of
                                             only considered Fund performance through     the Index for the one, three and five year
The Board compared the Fund's performance    the most recent calendar year, the Board     periods. The Board also considered the
during the past one, three and five          also reviewed more recent Fund performance   steps Invesco Aim has taken over the last
calendar years to the performance of funds   and this review did not change their         several years to improve the quality and
in the Fund's performance group that are     conclusions.                                 efficiency of the services that Invesco
not managed by Invesco Aim, and against                                                   Aim provides to the AIM Funds. The Board
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           concluded that Invesco Aim continues to
Institutional Money Market Funds Index.                                                   be responsive to the Board's focus on fund
The Board noted that the Fund's              The Board compared the Fund's performance    performance. Although the independent
performance was in the second quintile of    during the past one, three and five          written evaluation of the Fund's Senior
its performance group for the one year       calendar years to the performance of funds   Officer only considered Fund performance
period, and the first quintile for the       in the Fund's performance group that are     through the most recent calendar year, the
three and five year periods (the first       not managed by Invesco Aim, and against      Board also reviewed more recent Fund
quintile being the best performing funds     the performance of all funds in the Lipper   performance and this review did not change
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     their conclusions.
performing funds). The Board noted that      Funds Index. The Board also reviewed the
the Fund's performance was above the         criteria used by Invesco Aim to identify     GOVERNMENT TAXADVANTAGE PORTFOLIO
performance of the Index for the one,        the funds in the Fund's performance group
three and five year periods. The Board       for inclusion in the Lipper reports. The     The Board compared the Fund's performance
also considered the steps Invesco Aim has    Board noted that the Fund's performance      during the past one, three and five
taken over the last several years to         was in the first quintile of its             calendar years to the performance of funds
improve the quality and efficiency of the    performance group for the one, three and     in the Fund's performance group that are
services that Invesco Aim provides to the    five year periods (the first quintile        not managed by Invesco Aim, and against
AIM Funds. The Board concluded that          being the best performing funds and the      the performance of all funds in the Lipper
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    Institutional U.S. Government Money Market
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Funds Index. The Board also reviewed the
Although the independent written             performance was above the performance of     criteria used by Invesco Aim to identify
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   the funds in the Fund's performance group
only considered Fund performance through     periods. The Board also considered the       for inclusion in the Lipper reports. The
the most recent calendar year, the Board     steps Invesco Aim                            Board noted that
also reviewed more recent Fund perform-

                                                                                                                           continued


76   AIM SHORT-TERM INVESTMENTS TRUST

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of the Fund, including
quintile of its performance group for the                                                 one mutual fund advised by Invesco Aim.
one year period, and the second quintile     The Board compared each Fund's contractual   The Board noted that Government
for the three and five year periods (the     advisory fee rate to the contractual         TaxAdvantage Portfolio's rate was above
first quintile being the best performing     advisory fee rates of funds in the Funds'    the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board noted that Invesco Aim does
that the Fund's performance was above the    and as of the end of the past calendar       not serve as an advisor to other mutual
performance of the Index for the one,        year. The Board noted that each Fund's       funds or other clients with investment
three and five year periods. The Board       contractual advisory fee rate was below      strategies comparable to those of Treasury
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Portfolio or Tax-Free Cash Reserve
taken over the last several years to         of funds in its expense group. The Board     Portfolio.
improve the quality and efficiency of the    also reviewed the methodology used by
services that Invesco Aim provides to the    Lipper in determining contractual fee           The Board noted that Invesco Aim has
AIM Funds. The Board concluded that          rates.                                       contractually agreed to waive fees and/ or
Invesco Aim continues to be responsive to                                                 limit expenses of each Fund through at
the Board's focus on fund performance.          The Board also compared the effective     least June 30, 2009 in an amount necessary
Although the independent written             fee rate (the advisory fee after any         to limit total annual operating expenses
evaluation of the Fund's Senior Officer      advisory fee waivers and before any          to a specified percentage of average daily
only considered Fund performance through     expense limitations/waivers) of Liquid       net assets for each class of the Fund. The
the most recent calendar year, the Board     Assets Portfolio to the advisory fee rates   Board considered the contractual nature of
also reviewed more recent Fund performance   of other clients of Invesco Aim and its      this fee waiver and noted that it remains
and this review did not change their         affiliates with investment strategies        in effect until at least June 30, 2009.
conclusions.                                 comparable to those of the Fund, including   The Board also considered the effect this
                                             one mutual fund advised by Invesco Aim and   expense limitation would have on each
TAX-FREE CASH RESERVE PORTFOLIO              two private funds sub-advised by Invesco     Fund's estimated total expenses.
                                             Aim and an Invesco Aim affiliate. The
The Board compared the Fund's performance    Board noted that the Liquid Assets              After taking account of the Fund's
during the past one, three and five          Portfolio's rate was: (i) the same as the    contractual advisory fee rate, as well as
calendar years to the performance of funds   rate for the mutual fund; and (ii) above     the comparative advisory fee information
in the Fund's performance group that are     the rates for the two sub-advised private    and the expense limitation discussed
not managed by Invesco Aim, and against      funds.                                       above, the Board concluded that each
the performance of all funds in the Lipper                                                Fund's advisory fees were fair and
Institutional Tax-Exempt Money Market           The Board also compared the effective     reasonable.
Funds Index. The Board also reviewed the     fee rate (the advisory fee after any
criteria used by Invesco Aim to identify     advisory fee waivers and before any             D. Economies of Scale and Breakpoints
the funds in the Fund's performance group    expense limitations/waivers) of STIC Prime         Liquid Assets Portfolio, STIC Prime
for inclusion in the Lipper reports. The     Portfolio to the advisory fee rates of             Portfolio, Treasury Portfolio and
Board noted that the Fund's performance      other clients of Invesco Aim and its               Government & Agency Portfolio
was in the third quintile of its             affiliates with investment strategies
performance group for the one, three and     comparable to those of the Fund, including   The Board considered the extent to which
five year periods (the first quintile        one mutual fund advised by Invesco Aim and   there are economies of scale in Invesco
being the best performing funds and the      two private funds sub-advised by Invesco     Aim's provision of advisory services to
fifth quintile being the worst performing    Aim and an Invesco Aim affiliate. The        each Fund. The Board also considered
funds). The Board noted that the Fund's      Board noted that the STIC Prime              whether each Fund benefits from such
performance was above the performance of     Portfolio's rate was: (i) the same as the    economies of scale through contractual
the Index for the one, three and five year   rate for the mutual fund; and (ii) above     breakpoints in each Fund's advisory fee
periods. The Board also considered the       the rates for the two sub-advised private    schedule or through advisory fee waivers
steps Invesco Aim has taken over the last    funds.                                       or expense limitations. The Board noted
several years to improve the quality and                                                  that each Fund's contractual advisory fee
efficiency of the services that Invesco         The Board also compared the effective     schedule does not include any breakpoints.
Aim provides to the AIM Funds. The Board     fee rate (the advisory fee after any         The Board considered whether it would be
concluded that Invesco Aim continues to      advisory fee waivers and before any          appropriate to add advisory fee
be responsive to the Board's focus on fund   expense limitations/waivers) of Government   breakpoints for each Fund or whether, due
performance. Although the independent        & Agency Portfolio to the advisory fee       to the nature of each Fund and the
written evaluation of the Fund's Senior      rates of other clients of Invesco Aim and    advisory fee structures of comparable
Officer only considered Fund performance     its affiliates with investment strategies    funds, it was reasonable to structure the
through the most recent calendar year, the   comparable to those of each Fund,            advisory fee without breakpoints. Based on
Board also reviewed more recent Fund         including one mutual fund advised by         this review, the Board concluded that it
performance and this review did not change   Invesco Aim. The Board noted that            was not necessary to add breakpoints to
their conclusions.                           Government & Agency Portfolio's rate was     each Fund's advisory fee schedule and
                                             below the rate for the other mutual fund.    concluded that, absent breakpoints, each
                                                                                          Fund's contractual advisory fees remain
                                                The Board also compared the effective     constant and do not reflect economies of
                                             fee rate (the advisory fee after any         scale. The Board also noted that each Fund
                                             advisory fee waivers and before any          shares directly in economies of
                                             expense limitations/waivers) of Government
                                             Tax-Advantage Portfolio to the advisory
                                             fee rates of other clients of Invesco Aim
                                             and its affiliates with investment
                                             strategies

                                                                                                                           continued


77   AIM SHORT-TERM INVESTMENTS TRUST

scale through lower fees charged by third    vesco Aim and its affiliates in providing    which are reviewed and approved on an
party service providers based on the         these services. The Board also reviewed      annual basis by the Board. The Board
combined size of all of the AIM Funds and    information concerning the financial         concluded that Invesco Aim and its
affiliates.                                  condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profitability information.       were qualified to continue to provide
The Board considered the extent to which     The Board considered the overall             these services to each Fund.
there are economies of scale in Invesco      profitability of Invesco Aim, as well as
Aim's provision of advisory services to      the profitability of Invesco Aim in             The Board considered the benefits
the Fund. The Board also considered          connection with managing each Fund. The      realized by Invesco Aim as a result of
whether the Fund benefits from such          Board noted that Invesco Aim continues to    portfolio brokerage transactions executed
economies of scale through contractual       operate at a net profit, although            through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       increased expenses in recent years have      these arrangements, portfolio brokerage
schedule or through advisory fee waivers     reduced the profitability of Invesco Aim     commissions paid by the Funds and/or other
or expense limitations. The Board noted      and its affiliates. The Board concluded      funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     that each Fund's fees were fair and          pay for research and execution services.
schedule includes two breakpoints and that   reasonable, and that the level of profits    The Board noted that soft dollar
the level of the Fund's advisory fees, as    realized by Invesco Aim and its affiliates   arrangements shift the payment obligation
a percentage of the Fund's net assets, has   from providing services to the Fund was      for the research and execution services
decreased as net assets increased because    not excessive in light of the nature,        from Invesco Aim to the funds and
of the breakpoints. Based on this            quality and extent of the services           therefore may reduce Invesco Aim's
information, the Board concluded that the    provided. The Board considered whether       expenses. The Board also noted that
Fund's advisory fees appropriately reflect   Invesco Aim is financially sound and has     research obtained through soft dollar
economies of scale at current asset          the resources necessary to perform its       arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   obligations under each Fund's investment     making investment decisions for each Fund
shares directly in economies of scale        advisory agreement, and concluded that       and may therefore benefit Fund
through lower fees charged by third party    Invesco Aim has the financial resources      shareholders. The Board concluded that
service providers based on the combined      necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist         A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                        Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management           Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of In-           that these services are provided to each
                                             Fund pursuant to written contracts

                                                                                                                           continued


78   AIM SHORT-TERM INVESTMENTS TRUST

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
continued types of investments and
investment techniques, and providing
investment advisory services. The Board
concluded that the sub-advisory agreements will benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com STIT-AR-3   Invesco    Aim Distributors, Inc.

[INVESCO AIM LOGO]               CORPORATE CLASS
 - SERVICE MARK -                SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government Tax Advantage Portfolio
                                 Tax-Free Cash Reserve Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Corporate Class of
                         Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
                         2008. Thank you for investing with us.

                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
        [KELLEY          schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively
         PHOTO]          short maturity structure.

     Karen Dunn Kelley   MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                         Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1) GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of
                         2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries.
To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1)  Bureau of Economic Analysis;

(2)  U.S. Federal Reserve;

(3)  Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest
        [CROCKETT        ethical standards.
          PHOTO]
                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts
     Bruce Crockett      between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
                         For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and 2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================
CORPORATE CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Liquid Assets                                  2.51%            2.45%          2.51%     28 - 54 days    38 days     $  2.4 billion
STIC Prime                                     2.34             2.27           2.35      14 - 25 days    24 days      389.1 million
Treasury                                       1.82             1.75           1.80      14 - 56 days    33 days      859.4 million
Government & Agency                            2.15             2.12           2.14      28 - 57 days    37 days       27.1 million
Government TaxAdvantage                        2.04             1.86           2.09      17 - 48 days    29 days       14.4 thousand
Tax-Free Cash Reserve*                         1.53             1.50           1.52      21 - 33 days    33 days       42.8 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*    Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.
====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      1-7                                  31.3%
                     (1, 3, 4)      (3)        (2, 3)        (2, 3)         (3, 5)        8-14                                  9.9
1-7                   31.0%        67.9%        63.0%         64.6%          76.8%        15-21                                10.2
8-30                  23.5          1.6          8.7           2.8            2.8         22-28                                10.1
31-90                 34.0         17.7         11.4          21.6           11.1         29-35                                 9.5
91-180                11.5          9.7          9.1           2.5            2.9         36-42                                10.2
181+                   0.0          3.1          7.8           8.5            6.4         43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current income
current income as is consistent with the preservation of          consistent with the preservation of capital and the maintenance of
capital and liquidity.                                            liquidity.

   The Fund invests primarily in short-term money market             The Fund may invest in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                and in U.S. government agency securities with maturities of 397
dollar-denominated obligations, which include commercial paper,   days or less. This is intended to provide shareholders with
certificates of deposit, master and promissory notes, municipal   dividends exempt from state and local income taxes in some
securities and repurchase agreements.                             jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
STIC PRIME PORTFOLIO                                              not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for
STIC Prime Portfolio seeks to maximize current income             your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with            of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of          capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                     The Fund invests in high quality, short-term municipal
TREASURY PORTFOLIO                                                obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent    supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of           managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                 CORPORATE CLASS

                                               INCOME (LOSS) FROM
                                              INVESTMENT OPERATIONS
                                      ------------------------------------
                                                    NET GAINS                             DISTRIBUTIONS
                                                   (LOSSES) ON              ----------------------------------------
                           NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH     TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08          $1.00       $0.04(b)    $ 0.00        $0.04      $(0.04)       $(0.00)        $(0.04)       $1.00
Year ended 08/31/07           1.00        0.05        (0.00)        0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.05        (0.01)        0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.01        (0.00)        0.01       (0.01)           --          (0.01)        1.00

STIC PRIME PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05           --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04           --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.01           --         0.01       (0.01)           --          (0.01)        1.00

TREASURY PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04         0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.00         0.00         0.00       (0.00)           --          (0.00)        1.00

GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06           1.00        0.04        (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05(d)        1.00        0.01        (0.00)        0.01       (0.01)           --          (0.01)        1.00

GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)      0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07           1.00        0.05         0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06(d)        1.00        0.02         0.00         0.02       (0.02)           --          (0.02)        1.00

TAX-FREE CASH RESERVE PORTFOLIO
Five months ended
  08/31/08                    1.00        0.01(b)      0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08           1.00        0.03        (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07           1.00        0.03           --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06(d)        1.00        0.01           --         0.01       (0.01)           --          (0.01)        1.00
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS      INCOME TO
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES     AVERAGE
                           RETURN(A)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-----------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08           3.77%     $2,491,241          0.15%(c)          0.20%(c)       3.61%(c)
Year ended 08/31/07           5.34         636,222          0.15              0.21           5.22
Year ended 08/31/06           4.54          56,634          0.15              0.21           4.47
Year ended 08/31/05(d)        1.31         466,432          0.15(e)           0.22(e)        2.41(e)

STIC PRIME PORTFOLIO
Year ended 08/31/08           3.60         389,172          0.15(c)           0.21(c)        3.43(c)
Year ended 08/31/07           5.35         616,436          0.15              0.22           5.22
Year ended 08/31/06           4.56         525,682          0.15              0.22           4.50
Year ended 08/31/05(d)        1.29          53,962          0.15(e)           0.22(e)        2.45(e)

TREASURY PORTFOLIO
Year ended 08/31/08           2.90         859,460          0.15(c)           0.21(c)        2.63(c)
Year ended 08/31/07           5.14         448,144          0.15              0.22           5.00
Year ended 08/31/06           4.34           1,855          0.15              0.23           4.24
Year ended 08/31/05(d)        0.28             869          0.15(e)           0.23(e)        2.30(e)

GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/08           3.39          27,199          0.15(c)           0.17(c)        3.25(c)
Year ended 08/31/07           5.28         317,772          0.15              0.18           5.15
Year ended 08/31/06           4.46          28,722          0.15              0.19           4.42
Year ended 08/31/05(d)        1.50          62,008          0.15(e)           0.20(e)        2.39(e)

GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08           3.24              14          0.15(c)           0.27(c)        3.27(c)
Year ended 08/31/07           5.18              14          0.15              0.33           5.05
Year ended 08/31/06(d)        2.49              13          0.15(e)           0.28(e)        4.28(e)

TAX-FREE CASH RESERVE PORTFOLIO
Five months ended
  08/31/08                    0.71          42,829          0.25(c)(e)        0.28(c)(e)     1.73(c)(e)
Year ended 03/31/08           3.24         146,677          0.25              0.28           3.20
Year ended 03/31/07           3.38         160,208          0.25              0.28           3.33
Year ended 03/31/06(d)        1.52           8,017          0.25(e)           0.30(e)        2.46(e)
_____________________________________________________________________________________________________
=====================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000s omitted) of $1,034,587, $340,027, $1,033,591, $330,505, $5,509 and $75,053 (annualized) for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d) Corporate Class shares commenced on March 29, 2005, March 31, 2005, August 1, 2005, June 30, 2005, February 23, 2006 and September 8, 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(e)  Annualized.


71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Corporate Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Corporate Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Corporate Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Corporate Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas




73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------
                                                                        HYPOTHETICAL
                                                                  (5% ANNUAL RETURN BEFORE
                                               ACTUAL                     EXPENSES)
                                     ------------------------------------------------------
                        BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
   CORPORATE CLASS      (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
-------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio               $1,000.00      $1,013.80       $0.76       $1,024.38       $0.76        0.15%
-------------------------------------------------------------------------------------------------------
STIC Prime Portfolio     1,000.00       1,012.60        0.76        1,024.38        0.76        0.15
-------------------------------------------------------------------------------------------------------
Treasury Portfolio       1,000.00       1,009.50        0.76        1,024.38        0.76        0.15
-------------------------------------------------------------------------------------------------------
Government & Agency
Portfolio                1,000.00       1,011.70        0.76        1,024.38        0.76        0.15
-------------------------------------------------------------------------------------------------------
Government
TaxAdvantage
Portfolio                1,000.00       1,011.00        0.76        1,024.38        0.76        0.15
-------------------------------------------------------------------------------------------------------
Tax-Free Cash
Reserve Portfolio        1,000.00       1,009.40        1.27        1,023.95        1.28        0.25
-------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the contract    ated the information provided differently
Short-Term Investments Trust is required     renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of each      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
series portfolio of the Trust's (each, a     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund) investment advisory agreement with     (Lipper), under the direction and            for each Fund and the other AIM Funds are
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        the result of years of review and
During contract renewal meetings held on     Officer who also prepares a separate         negotiation between the Trustees and
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Invesco Aim, that the Trustees may focus
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Trustees, voting separately, approved the    recommendations to the Investments           these arrangements in some years than in
continuance of each Fund's investment        Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to each Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year


75   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion   GOVERNMENT & AGENCY PORTFOLIO
knowledge. The Board also considered the     in the Lipper reports. The Board noted
steps that Invesco Aim and its affiliates    that the Fund's performance was in the       The Board compared the Fund's performance
have taken over the last several years to    second quintile of its performance group     during the past one, three and five
improve the quality and efficiency of the    for the one year period, and in the first    calendar years to the performance of funds
services they provide to the AIM Funds in    quintile for the three and five year         in the Fund's performance group that are
the areas of investment performance,         periods (the first quintile being the best   not managed by Invesco Aim, and against
product line diversification,                performing funds and the fifth quintile      the performance of all funds in the Lipper
distribution, fund operations, shareholder   being the worst performing funds). The       Institutional U.S. Government Money Market
services and compliance. The Board           Board noted that the Fund's performance      Funds Index. The Board also reviewed the
concluded that the quality and efficiency    was above the performance of the Index for   criteria used by Invesco Aim to identify
of the services Invesco Aim and its          the one, three and five year periods. The    the funds in the Fund's performance group
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      for inclusion in the Lipper reports. The
each of these areas have generally           Aim has taken over the last several years    Board noted that the Fund's performance
improved, and support the Board's approval   to improve the quality and efficiency of     was in the first quintile of its
of the continuance of each Fund's            the services that Invesco Aim provides to    performance group for the one, three and
investment advisory agreement.               the AIM Funds. The Board concluded that      five year periods (the first quintile
                                             Invesco Aim continues to be responsive to    being the best performing funds and the
   B. Fund Performance                       the Board's focus on fund performance.       fifth quintile being the worst performing
                                             Although the independent written             funds). The Board noted that the Fund's
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      performance was above the performance of
                                             only considered Fund performance through     the Index for the one, three and five year
The Board compared the Fund's performance    the most recent calendar year, the Board     periods. The Board also considered the
during the past one, three and five          also reviewed more recent Fund performance   steps Invesco Aim has taken over the last
calendar years to the performance of funds   and this review did not change their         several years to improve the quality and
in the Fund's performance group that are     conclusions.                                 efficiency of the services that Invesco
not managed by Invesco Aim, and against                                                   Aim provides to the AIM Funds. The Board
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           concluded that Invesco Aim continues to
Institutional Money Market Funds Index.                                                   be responsive to the Board's focus on fund
The Board noted that the Fund's              The Board compared the Fund's performance    performance. Although the independent
performance was in the second quintile of    during the past one, three and five          written evaluation of the Fund's Senior
its performance group for the one year       calendar years to the performance of funds   Officer only considered Fund performance
period, and the first quintile for the       in the Fund's performance group that are     through the most recent calendar year, the
three and five year periods (the first       not managed by Invesco Aim, and against      Board also reviewed more recent Fund
quintile being the best performing funds     the performance of all funds in the Lipper   performance and this review did not change
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     their conclusions.
performing funds). The Board noted that      Funds Index. The Board also reviewed the
the Fund's performance was above the         criteria used by Invesco Aim to identify     GOVERNMENT TAXADVANTAGE PORTFOLIO
performance of the Index for the one,        the funds in the Fund's performance group
three and five year periods. The Board       for inclusion in the Lipper reports. The     The Board compared the Fund's performance
also considered the steps Invesco Aim has    Board noted that the Fund's performance      during the past one, three and five
taken over the last several years to         was in the first quintile of its             calendar years to the performance of funds
improve the quality and efficiency of the    performance group for the one, three and     in the Fund's performance group that are
services that Invesco Aim provides to the    five year periods (the first quintile        not managed by Invesco Aim, and against
AIM Funds. The Board concluded that          being the best performing funds and the      the performance of all funds in the Lipper
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    Institutional U.S. Government Money Market
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Funds Index. The Board also reviewed the
Although the independent written             performance was above the performance of     criteria used by Invesco Aim to identify
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   the funds in the Fund's performance group
only considered Fund performance through     periods. The Board also considered the       for inclusion in the Lipper reports. The
the most recent calendar year, the Board     steps Invesco Aim                            Board noted that
also reviewed more recent Fund perform-


76   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of the Fund, including
quintile of its performance group for the                                                 one mutual fund advised by Invesco Aim.
one year period, and the second quintile     The Board compared each Fund's contractual   The Board noted that Government
for the three and five year periods (the     advisory fee rate to the contractual         TaxAdvantage Portfolio's rate was above
first quintile being the best performing     advisory fee rates of funds in the Funds'    the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board noted that Invesco Aim does
that the Fund's performance was above the    and as of the end of the past calendar       not serve as an advisor to other mutual
performance of the Index for the one,        year. The Board noted that each Fund's       funds or other clients with investment
three and five year periods. The Board       contractual advisory fee rate was below      strategies comparable to those of Treasury
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Portfolio or Tax-Free Cash Reserve
taken over the last several years to         of funds in its expense group. The Board     Portfolio.
improve the quality and efficiency of the    also reviewed the methodology used by
services that Invesco Aim provides to the    Lipper in determining contractual fee           The Board noted that Invesco Aim has
AIM Funds. The Board concluded that          rates.                                       contractually agreed to waive fees and/ or
Invesco Aim continues to be responsive to                                                 limit expenses of each Fund through at
the Board's focus on fund performance.          The Board also compared the effective     least June 30, 2009 in an amount necessary
Although the independent written             fee rate (the advisory fee after any         to limit total annual operating expenses
evaluation of the Fund's Senior Officer      advisory fee waivers and before any          to a specified percentage of average daily
only considered Fund performance through     expense limitations/waivers) of Liquid       net assets for each class of the Fund. The
the most recent calendar year, the Board     Assets Portfolio to the advisory fee rates   Board considered the contractual nature of
also reviewed more recent Fund performance   of other clients of Invesco Aim and its      this fee waiver and noted that it remains
and this review did not change their         affiliates with investment strategies        in effect until at least June 30, 2009.
conclusions.                                 comparable to those of the Fund, including   The Board also considered the effect this
                                             one mutual fund advised by Invesco Aim and   expense limitation would have on each
TAX-FREE CASH RESERVE PORTFOLIO              two private funds sub-advised by Invesco     Fund's estimated total expenses.
                                             Aim and an Invesco Aim affiliate. The
The Board compared the Fund's performance    Board noted that the Liquid Assets              After taking account of the Fund's
during the past one, three and five          Portfolio's rate was: (i) the same as the    contractual advisory fee rate, as well as
calendar years to the performance of funds   rate for the mutual fund; and (ii) above     the comparative advisory fee information
in the Fund's performance group that are     the rates for the two sub-advised private    and the expense limitation discussed
not managed by Invesco Aim, and against      funds.                                       above, the Board concluded that each
the performance of all funds in the Lipper                                                Fund's advisory fees were fair and
Institutional Tax-Exempt Money Market           The Board also compared the effective     reasonable.
Funds Index. The Board also reviewed the     fee rate (the advisory fee after any
criteria used by Invesco Aim to identify     advisory fee waivers and before any             D. Economies of Scale and Breakpoints
the funds in the Fund's performance group    expense limitations/waivers) of STIC Prime         Liquid Assets Portfolio, STIC Prime
for inclusion in the Lipper reports. The     Portfolio to the advisory fee rates of             Portfolio, Treasury Portfolio and
Board noted that the Fund's performance      other clients of Invesco Aim and its               Government & Agency Portfolio
was in the third quintile of its             affiliates with investment strategies
performance group for the one, three and     comparable to those of the Fund, including   The Board considered the extent to which
five year periods (the first quintile        one mutual fund advised by Invesco Aim and   there are economies of scale in Invesco
being the best performing funds and the      two private funds sub-advised by Invesco     Aim's provision of advisory services to
fifth quintile being the worst performing    Aim and an Invesco Aim affiliate. The        each Fund. The Board also considered
funds). The Board noted that the Fund's      Board noted that the STIC Prime              whether each Fund benefits from such
performance was above the performance of     Portfolio's rate was: (i) the same as the    economies of scale through contractual
the Index for the one, three and five year   rate for the mutual fund; and (ii) above     breakpoints in each Fund's advisory fee
periods. The Board also considered the       the rates for the two sub-advised private    schedule or through advisory fee waivers
steps Invesco Aim has taken over the last    funds.                                       or expense limitations. The Board noted
several years to improve the quality and                                                  that each Fund's contractual advisory fee
efficiency of the services that Invesco         The Board also compared the effective     schedule does not include any breakpoints.
Aim provides to the AIM Funds. The Board     fee rate (the advisory fee after any         The Board considered whether it would be
concluded that Invesco Aim continues to      advisory fee waivers and before any          appropriate to add advisory fee
be responsive to the Board's focus on fund   expense limitations/waivers) of Government   breakpoints for each Fund or whether, due
performance. Although the independent        & Agency Portfolio to the advisory fee       to the nature of each Fund and the
written evaluation of the Fund's Senior      rates of other clients of Invesco Aim and    advisory fee structures of comparable
Officer only considered Fund performance     its affiliates with investment strategies    funds, it was reasonable to structure the
through the most recent calendar year, the   comparable to those of each Fund,            advisory fee without breakpoints. Based on
Board also reviewed more recent Fund         including one mutual fund advised by         this review, the Board concluded that it
performance and this review did not change   Invesco Aim. The Board noted that            was not necessary to add breakpoints to
their conclusions.                           Government & Agency Portfolio's rate was     each Fund's advisory fee schedule and
                                             below the rate for the other mutual fund.    concluded that, absent breakpoints, each
                                                                                          Fund's contractual advisory fees remain
                                                The Board also compared the effective     constant and do not reflect economies of
                                             fee rate (the advisory fee after any         scale. The Board also noted that each Fund
                                             advisory fee waivers and before any          shares directly in economies of
                                             expense limitations/waivers) of Government
                                             Tax-Advantage Portfolio to the advisory
                                             fee rates of other clients of Invesco Aim
                                             and its affiliates with investment
                                             strategies


77   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

scale through lower fees charged by third    its affiliates in providing these            which are reviewed and approved on an
party service providers based on the         services. The Board also reviewed            annual basis by the Board. The Board
combined size of all of the AIM Funds and    information concerning the financial         concluded that Invesco Aim and its
affiliates.                                  condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profitability information. The   were qualified to continue to provide
The Board considered the extent to which     Board considered the overall profitability   these services to each Fund.
there are economies of scale in Invesco      of Invesco Aim, as well as the
Aim's provision of advisory services to      profitability of Invesco Aim in connection      The Board considered the benefits
the Fund. The Board also considered          with managing each Fund. The Board noted     realized by Invesco Aim as a result of
whether the Fund benefits from such          that Invesco Aim continues to operate at a   portfolio brokerage transactions executed
economies of scale through contractual       net profit, although increased expenses in   through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       recent years have reduced the                these arrangements, portfolio brokerage
schedule or through advisory fee waivers     profitability of Invesco Aim and its         commissions paid by the Funds and/or other
or expense limitations. The Board noted      affiliates. The Board concluded that each    funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     Fund's fees were fair and reasonable, and    pay for research and execution services.
schedule includes two breakpoints and that   that the level of profits realized by        The Board noted that soft dollar
the level of the Fund's advisory fees, as    Invesco Aim and its affiliates from          arrangements shift the payment obligation
a percentage of the Fund's net assets, has   providing services to the Fund was not       for the research and execution services
decreased as net assets increased because    excessive in light of the nature, quality    from Invesco Aim to the funds and
of the breakpoints. Based on this            and extent of the services provided. The     therefore may reduce Invesco Aim's
information, the Board concluded that the    Board considered whether Invesco Aim is      expenses. The Board also noted that
Fund's advisory fees appropriately reflect   financially sound and has the resources      research obtained through soft dollar
economies of scale at current asset          necessary to perform its obligations under   arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   each Fund's investment advisory agreement,   making investment decisions for each Fund
shares directly in economies of scale        and concluded that Invesco Aim has the       and may therefore benefit Fund
through lower fees charged by third party    financial resources necessary to fulfill     shareholders. The Board concluded that
service providers based on the combined      these obligations.                           Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist        A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                       Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management          Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of Invesco Aim   that these services are provided to each
and                                          Fund pursuant to written contracts


78   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will
benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco        -SERVICE MARK-
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STIT-AR-2   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               INSTITUTIONAL CLASS
- SERVICE MARK -                 SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government TaxAdvantage Portfolio
                                 Tax-Free Cash Reserve Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Institutional Class of
                         Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
                         2008. Thank you for investing with us.
       [KELLEY
        PHOTO]              Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

     Karen Dunn Kelley   MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                         Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8%
in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1) GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1)  Bureau of Economic Analysis;

(2)  U.S. Federal Reserve;

(3)  Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the
       [CROCKETT         wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests
         PHOTO]          first in the effort to improve investment performance, contain shareholder costs and uphold the highest ethical standards.

                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts
     Bruce Crockett      between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and
2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products & Performance" and click on
"Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================
INSTITUTIONAL CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Liquid Assets                                  2.54%            2.48%          2.54%     28 - 54 days    38 days     $ 24.5 billion
STIC Prime                                     2.37             2.30           2.38      14 - 25 days    24 days        5.3 billion
Treasury                                       1.85             1.78           1.83      14 - 56 days    33 days        4.6 billion
Government & Agency                            2.18             2.15           2.17      28 - 57 days    37 days        1.9 billion
Government TaxAdvantage                        2.07             1.89           2.12      17 - 48 days    29 days      226.9 million
Tax-Free Cash Reserve*                         1.56             1.53           1.55      21 - 33 days    33 days        1.7 billion

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*   Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      1-7                                  31.3%
                     (1, 3, 4)      (3)        (2, 3)        (2, 3)         (3, 5)        8-14                                  9.9
1-7                     31.0%      67.9%        63.0%         64.6%          76.8%        15-21                                10.2
8-30                    23.5        1.6          8.7           2.8            2.8         22-28                                10.1
31-90                   34.0       17.7         11.4          21.6           11.1         29-35                                 9.5
91-180                  11.5        9.7          9.1           2.5            2.9         36-42                                10.2
181+                     0.0        3.1          7.8           8.5            6.4         43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current income
current income as is consistent with the preservation of          consistent with the preservation of capital and the maintenance of
capital and liquidity.                                            liquidity.

   The Fund invests primarily in short-term money market            The Fund may invest in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                and in U.S. government agency securities with maturities of 397
dollar-denominated obligations, which include commercial paper,   days or less. This is intended to provide shareholders with
certificates of deposit, master and promissory notes, municipal   dividends exempt from state and local income taxes in some
securities and repurchase agreements.                             jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
STIC PRIME PORTFOLIO                                              not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for
STIC Prime Portfolio seeks to maximize current income             your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with            of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of          capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                    The Fund invests in high quality, short-term municipal
TREASURY PORTFOLIO                                                obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent    supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of           managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                               INSTITUTIONAL CLASS

                                                   INCOME (LOSS)
                                            FROM INVESTMENT OPERATIONS
                                      --------------------------------------
                                                     NET GAINS                              DISTRIBUTIONS
                                                    (LOSSES) ON               -----------------------------------------
                           NET ASSET                SECURITIES                 DIVIDENDS
                             VALUE,       NET     (BOTH REALIZED  TOTAL FROM   FROM NET    DISTRIBUTIONS
                           BEGINNING  INVESTMENT        AND       INVESTMENT  INVESTMENT     FROM NET         TOTAL
                           OF PERIOD    INCOME      UNREALIZED)   OPERATIONS    INCOME    REALIZED GAINS  DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08          $1.00       $0.04(b)     $ 0.00         $0.04      $(0.04)       $(0.00)         $(0.04)
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --           (0.05)
Year ended 08/31/06           1.00        0.04          0.00          0.04       (0.04)        (0.00)          (0.04)
Year ended 08/31/05           1.00        0.02          0.00          0.02       (0.02)           --           (0.02)
Year ended 08/31/04           1.00        0.01         (0.00)         0.01       (0.01)           --           (0.01)
-----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)           --           (0.03)
Year ended 08/31/07           1.00        0.05            --          0.05       (0.05)           --           (0.05)
Year ended 08/31/06           1.00        0.05            --          0.05       (0.05)           --           (0.05)
Year ended 08/31/05           1.00        0.02            --          0.02       (0.02)           --           (0.02)
Year ended 08/31/04           1.00        0.01         (0.00)         0.01       (0.01)           --           (0.01)
-----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)        (0.00)          (0.03)
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --           (0.05)
Year ended 08/31/06           1.00        0.04          0.00          0.04       (0.04)           --           (0.04)
Year ended 08/31/05           1.00        0.02          0.00          0.02       (0.02)        (0.00)          (0.02)
Year ended 08/31/04           1.00        0.01          0.00          0.01       (0.01)        (0.00)          (0.01)
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)           --           (0.03)
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --           (0.05)
Year ended 08/31/06           1.00        0.04          0.00          0.04       (0.04)           --           (0.04)
Year ended 08/31/05           1.00        0.02         (0.00)         0.02       (0.02)           --           (0.02)
Year ended 08/31/04           1.00        0.01         (0.00)         0.01       (0.01)           --           (0.01)
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08           1.00        0.03(b)       0.00          0.03       (0.03)           --           (0.03)
Year ended 08/31/07           1.00        0.05          0.00          0.05       (0.05)           --           (0.05)
Year ended 08/31/06           1.00        0.04          0.00          0.04       (0.04)           --           (0.04)
Year ended 08/31/05           1.00        0.02          0.00          0.02       (0.02)           --           (0.02)
Year ended 08/31/04           1.00        0.01          0.00          0.01       (0.01)        (0.00)          (0.01)
-----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended
  08/31/08                    1.00        0.01(b)       0.00          0.01       (0.01)           --           (0.01)
Year ended 03/31/08           1.00        0.03         (0.00)         0.03       (0.03)           --           (0.03)
Year ended 03/31/07           1.00        0.03            --          0.03       (0.03)           --           (0.03)
Year ended 03/31/06           1.00        0.03            --          0.03       (0.03)           --           (0.03)
Year ended 03/31/05           1.00        0.01            --          0.01       (0.01)           --           (0.01)
Year ended 03/31/04           1.00        0.01            --          0.01       (0.01)           --           (0.01)
_______________________________________________________________________________________________________________________
=======================================================================================================================

                                                                                               RATIO OF
                                                                               RATIO OF       EXPENSES TO
                                                                             EXPENSES TO      AVERAGE NET    RATIO OF
                                                                             AVERAGE NET    ASSETS WITHOUT      NET
                                                                           ASSETS WITH FEE    FEE WAIVERS   INVESTMENT
                             NET ASSET                       NET ASSETS,    WAIVERS AND/OR      AND/OR       INCOME TO
                           VALUE, END OF                    END OF PERIOD      EXPENSES        EXPENSES       AVERAGE
                               PERIOD     TOTAL RETURN(a)  (000S OMITTED)      ABSORBED        ABSORBED     NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08            $1.00            3.80%        $24,567,534         0.12%(c)        0.17%(c)      3.64%(c)
Year ended 08/31/07             1.00            5.37          18,081,351         0.12            0.18          5.25
Year ended 08/31/06             1.00            4.57          15,058,664         0.12            0.18          4.50
Year ended 08/31/05             1.00            2.50          12,281,976         0.12            0.19          2.44
Year ended 08/31/04             1.00            1.05          13,426,786         0.12            0.18          1.04
----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08             1.00            3.63           5,304,800         0.12(c)         0.18(c)       3.46(c)
Year ended 08/31/07             1.00            5.38           3,479,266         0.12            0.19          5.25
Year ended 08/31/06             1.00            4.59           4,723,582         0.12            0.19          4.53
Year ended 08/31/05             1.00            2.52           4,567,205         0.12            0.19          2.48
Year ended 08/31/04             1.00            1.02           5,038,960         0.12            0.19          1.01
----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08             1.00            2.93           4,639,164         0.12(c)         0.18(c)       2.66(c)
Year ended 08/31/07             1.00            5.17           3,306,283         0.12            0.19          5.03
Year ended 08/31/06             1.00            4.37           2,101,790         0.12            0.20          4.27
Year ended 08/31/05             1.00            2.37           2,101,143         0.12            0.20          2.33
Year ended 08/31/04             1.00            0.98           2,564,540         0.12            0.19          0.95
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08             1.00            3.42           1,971,451         0.12(c)         0.14(c)       3.28(c)
Year ended 08/31/07             1.00            5.31           1,328,964         0.12            0.15          5.18
Year ended 08/31/06             1.00            4.49           1,812,271         0.12            0.16          4.45
Year ended 08/31/05             1.00            2.44             999,532         0.12            0.17          2.42
Year ended 08/31/04             1.00            1.03           1,271,847         0.12            0.15          1.03
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08             1.00            3.28             226,983         0.12(c)         0.24(c)       3.30(c)
Year ended 08/31/07             1.00            5.21             321,456         0.12            0.30          5.08
Year ended 08/31/06             1.00            4.41              80,104         0.12            0.37          4.31
Year ended 08/31/05             1.00            2.39              82,845         0.12            0.41          2.40
Year ended 08/31/04             1.00            0.99              56,192         0.12            0.33          0.98
----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended
  08/31/08                      1.00            0.72           1,765,515         0.22(c)(d)      0.25(c)(d)    1.76(c)(d)
Year ended 03/31/08             1.00            3.28           3,256,572         0.22            0.25          3.23
Year ended 03/31/07             1.00            3.41           2,870,218         0.22            0.25          3.36
Year ended 03/31/06             1.00            2.53           1,892,111         0.22            0.27          2.49
Year ended 03/31/05             1.00            1.24           2,117,055         0.22            0.27          1.24
Year ended 03/31/04             1.00            0.84           1,953,769         0.22            0.27          0.83
______________________________________________________________________________________________________________________
======================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000s omitted) of $21,187,762, $4,377,195, $4,827,550, $1,808,819, $464,090, and $2,438,571 (annualized)
     for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.



71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Institutional Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Institutional Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Institutional Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Institutional Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas




73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
        INSTITUTIONAL          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
            CLASS                (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio          $1,000.00      $1,014.00       $0.61       $1,024.53       $0.61        0.12%
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio              1,000.00       1,012.80        0.61        1,024.53        0.61        0.12
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                1,000.00       1,009.60        0.61        1,024.53        0.61        0.12
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio     1,000.00       1,011.80        0.61        1,024.53        0.61        0.12
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                       1,000.00       1,011.20        0.61        1,024.53        0.61        0.12
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                       1,000.00       1,009.60        1.11        1,024.10        1.12        0.22
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the contract    ated the information provided differently
Short-Term Investments Trust is required     renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of each      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
series portfolio of the Trust's (each, a     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund) investment advisory agreement with     (Lipper), under the direction and            for each Fund and the other AIM Funds are
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        the result of years of review and
During contract renewal meetings held on     Officer who also prepares a separate         negotiation between the Trustees and
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Invesco Aim, that the Trustees may focus
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Trustees, voting separately, approved the    recommendations to the Investments           these arrangements in some years than in
continuance of each Fund's investment        Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior
permits the Trustees to focus on the         Officer has recommended that an                 A. Nature, Extent and Quality of
performance of the AIM Funds that have       independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to each Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued


75   AIM SHORT-TERM INVESTMENTS TRUST

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion   GOVERNMENT & AGENCY PORTFOLIO
knowledge. The Board also considered the     in the Lipper reports. The Board noted
steps that Invesco Aim and its affiliates    that the Fund's performance was in the       The Board compared the Fund's performance
have taken over the last several years to    second quintile of its performance group     during the past one, three and five
improve the quality and efficiency of the    for the one year period, and in the first    calendar years to the performance of funds
services they provide to the AIM Funds in    quintile for the three and five year         in the Fund's performance group that are
the areas of investment performance,         periods (the first quintile being the best   not managed by Invesco Aim, and against
product line diversification,                performing funds and the fifth quintile      the performance of all funds in the Lipper
distribution, fund operations, shareholder   being the worst performing funds). The       Institutional U.S. Government Money Market
services and compliance. The Board           Board noted that the Fund's performance      Funds Index. The Board also reviewed the
concluded that the quality and efficiency    was above the performance of the Index for   criteria used by Invesco Aim to identify
of the services Invesco Aim and its          the one, three and five year periods. The    the funds in the Fund's performance group
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      for inclusion in the Lipper reports. The
each of these areas have generally           Aim has taken over the last several years    Board noted that the Fund's performance
improved, and support the Board's approval   to improve the quality and efficiency of     was in the first quintile of its
of the continuance of each Fund's            the services that Invesco Aim provides to    performance group for the one, three and
investment advisory agreement.               the AIM Funds. The Board concluded that      five year periods (the first quintile
                                             Invesco Aim continues to be responsive to    being the best performing funds and the
   B. Fund Performance                       the Board's focus on fund performance.       fifth quintile being the worst performing
                                             Although the independent written             funds). The Board noted that the Fund's
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      performance was above the performance of
                                             only considered Fund performance through     the Index for the one, three and five year
The Board compared the Fund's performance    the most recent calendar year, the Board     periods. The Board also considered the
during the past one, three and five          also reviewed more recent Fund performance   steps Invesco Aim has taken over the last
calendar years to the performance of funds   and this review did not change their         several years to improve the quality and
in the Fund's performance group that are     conclusions.                                 efficiency of the services that Invesco
not managed by Invesco Aim, and against                                                   Aim provides to the AIM Funds. The Board
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           concluded that Invesco Aim continues to
Institutional Money Market Funds Index.                                                   be responsive to the Board's focus on fund
The Board noted that the Fund's              The Board compared the Fund's performance    performance. Although the independent
performance was in the second quintile of    during the past one, three and five          written evaluation of the Fund's Senior
its performance group for the one year       calendar years to the performance of funds   Officer only considered Fund performance
period, and the first quintile for the       in the Fund's performance group that are     through the most recent calendar year, the
three and five year periods (the first       not managed by Invesco Aim, and against      Board also reviewed more recent Fund
quintile being the best performing funds     the performance of all funds in the Lipper   performance and this review did not change
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     their conclusions.
performing funds). The Board noted that      Funds Index. The Board also reviewed the
the Fund's performance was above the         criteria used by Invesco Aim to identify     GOVERNMENT TAXADVANTAGE PORTFOLIO
performance of the Index for the one,        the funds in the Fund's performance group
three and five year periods. The Board       for inclusion in the Lipper reports. The     The Board compared the Fund's performance
also considered the steps Invesco Aim has    Board noted that the Fund's performance      during the past one, three and five
taken over the last several years to         was in the first quintile of its             calendar years to the performance of funds
improve the quality and efficiency of the    performance group for the one, three and     in the Fund's performance group that are
services that Invesco Aim provides to the    five year periods (the first quintile        not managed by Invesco Aim, and against
AIM Funds. The Board concluded that          being the best performing funds and the      the performance of all funds in the Lipper
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    Institutional U.S. Government Money Market
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Funds Index. The Board also reviewed the
Although the independent written             performance was above the performance of     criteria used by Invesco Aim to identify
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   the funds in the Fund's performance group
only considered Fund performance through     periods. The Board also considered the       for inclusion in the Lipper reports. The
the most recent calendar year, the Board     steps Invesco Aim                            Board noted that
also reviewed more recent Fund perform-

                                                                                                                           continued


76   AIM SHORT-TERM INVESTMENTS TRUST

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of the Fund, including
quintile of its performance group for the                                                 one mutual fund advised by Invesco Aim.
one year period, and the second quintile     The Board compared each Fund's contractual   The Board noted that Government
for the three and five year periods (the     advisory fee rate to the contractual         TaxAdvantage Portfolio's rate was above
first quintile being the best performing     advisory fee rates of funds in the Funds'    the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board noted that Invesco Aim does
that the Fund's performance was above the    and as of the end of the past calendar       not serve as an advisor to other mutual
performance of the Index for the one,        year. The Board noted that each Fund's       funds or other clients with investment
three and five year periods. The Board       contractual advisory fee rate was below      strategies comparable to those of Treasury
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Portfolio or Tax-Free Cash Reserve
taken over the last several years to         of funds in its expense group. The Board     Portfolio.
improve the quality and efficiency of the    also reviewed the methodology used by
services that Invesco Aim provides to the    Lipper in determining contractual fee           The Board noted that Invesco Aim has
AIM Funds. The Board concluded that          rates.                                       contractually agreed to waive fees and/ or
Invesco Aim continues to be responsive to                                                 limit expenses of each Fund through at
the Board's focus on fund performance.          The Board also compared the effective     least June 30, 2009 in an amount necessary
Although the independent written             fee rate (the advisory fee after any         to limit total annual operating expenses
evaluation of the Fund's Senior Officer      advisory fee waivers and before any          to a specified percentage of average daily
only considered Fund performance through     expense limitations/waivers) of Liquid       net assets for each class of the Fund. The
the most recent calendar year, the Board     Assets Portfolio to the advisory fee rates   Board considered the contractual nature of
also reviewed more recent Fund performance   of other clients of Invesco Aim and its      this fee waiver and noted that it remains
and this review did not change their         affiliates with investment strategies        in effect until at least June 30, 2009.
conclusions.                                 comparable to those of the Fund, including   The Board also considered the effect this
                                             one mutual fund advised by Invesco Aim and   expense limitation would have on each
TAX-FREE CASH RESERVE PORTFOLIO              two private funds sub-advised by Invesco     Fund's estimated total expenses.
                                             Aim and an Invesco Aim affiliate. The
The Board compared the Fund's performance    Board noted that the Liquid Assets              After taking account of the Fund's
during the past one, three and five          Portfolio's rate was: (i) the same as the    contractual advisory fee rate, as well as
calendar years to the performance of funds   rate for the mutual fund; and (ii) above     the comparative advisory fee information
in the Fund's performance group that are     the rates for the two sub-advised private    and the expense limitation discussed
not managed by Invesco Aim, and against      funds.                                       above, the Board concluded that each
the performance of all funds in the Lipper                                                Fund's advisory fees were fair and
Institutional Tax-Exempt Money Market           The Board also compared the effective     reasonable.
Funds Index. The Board also reviewed the     fee rate (the advisory fee after any
criteria used by Invesco Aim to identify     advisory fee waivers and before any             D. Economies of Scale and Breakpoints
the funds in the Fund's performance group    expense limitations/waivers) of STIC Prime         Liquid Assets Portfolio, STIC Prime
for inclusion in the Lipper reports. The     Portfolio to the advisory fee rates of             Portfolio, Treasury Portfolio and
Board noted that the Fund's performance      other clients of Invesco Aim and its               Government & Agency Portfolio
was in the third quintile of its             affiliates with investment strategies
performance group for the one, three and     comparable to those of the Fund, including   The Board considered the extent to which
five year periods (the first quintile        one mutual fund advised by Invesco Aim and   there are economies of scale in Invesco
being the best performing funds and the      two private funds sub-advised by Invesco     Aim's provision of advisory services to
fifth quintile being the worst performing    Aim and an Invesco Aim affiliate. The        each Fund. The Board also considered
funds). The Board noted that the Fund's      Board noted that the STIC Prime              whether each Fund benefits from such
performance was above the performance of     Portfolio's rate was: (i) the same as the    economies of scale through contractual
the Index for the one, three and five year   rate for the mutual fund; and (ii) above     breakpoints in each Fund's advisory fee
periods. The Board also considered the       the rates for the two sub-advised private    schedule or through advisory fee waivers
steps Invesco Aim has taken over the last    funds.                                       or expense limitations. The Board noted
several years to improve the quality and                                                  that each Fund's contractual advisory fee
efficiency of the services that Invesco         The Board also compared the effective     schedule does not include any breakpoints.
Aim provides to the AIM Funds. The Board     fee rate (the advisory fee after any         The Board considered whether it would be
concluded that Invesco Aim continues to      advisory fee waivers and before any          appropriate to add advisory fee
be responsive to the Board's focus on fund   expense limitations/waivers) of Government   breakpoints for each Fund or whether, due
performance. Although the independent        & Agency Portfolio to the advisory fee       to the nature of each Fund and the
written evaluation of the Fund's Senior      rates of other clients of Invesco Aim and    advisory fee structures of comparable
Officer only considered Fund performance     its affiliates with investment strategies    funds, it was reasonable to structure the
through the most recent calendar year, the   comparable to those of each Fund,            advisory fee without breakpoints. Based on
Board also reviewed more recent Fund         including one mutual fund advised by         this review, the Board concluded that it
performance and this review did not change   Invesco Aim. The Board noted that            was not necessary to add breakpoints to
their conclusions.                           Government & Agency Portfolio's rate was     each Fund's advisory fee schedule and
                                             below the rate for the other mutual fund.    concluded that, absent breakpoints, each
                                                                                          Fund's contractual advisory fees remain
                                                The Board also compared the effective     constant and do not reflect economies of
                                             fee rate (the advisory fee after any         scale. The Board also noted that each Fund
                                             advisory fee waivers and before any          shares directly in economies of
                                             expense limitations/waivers) of Government
                                             Tax-Advantage Portfolio to the advisory
                                             fee rates of other clients of Invesco Aim
                                             and its affiliates with investment
                                             strategies

                                                                                                                           continued


77   AIM SHORT-TERM INVESTMENTS TRUST

scale through lower fees charged by third    vesco Aim and its affiliates in providing    which are reviewed and approved on an
party service providers based on the         these services. The Board also reviewed      annual basis by the Board. The Board
combined size of all of the AIM Funds and    information concerning the financial         concluded that Invesco Aim and its
affiliates.                                  condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profitability information.       were qualified to continue to provide
The Board considered the extent to which     The Board considered the overall             these services to each Fund.
there are economies of scale in Invesco      profitability of Invesco Aim, as well as
Aim's provision of advisory services to      the profitability of Invesco Aim in             The Board considered the benefits
the Fund. The Board also considered          connection with managing each Fund. The      realized by Invesco Aim as a result of
whether the Fund benefits from such          Board noted that Invesco Aim continues to    portfolio brokerage transactions executed
economies of scale through contractual       operate at a net profit, although            through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       increased expenses in recent years have      these arrangements, portfolio brokerage
schedule or through advisory fee waivers     reduced the profitability of Invesco Aim     commissions paid by the Funds and/or other
or expense limitations. The Board noted      and its affiliates. The Board concluded      funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     that each Fund's fees were fair and          pay for research and execution services.
schedule includes two breakpoints and that   reasonable, and that the level of profits    The Board noted that soft dollar
the level of the Fund's advisory fees, as    realized by Invesco Aim and its affiliates   arrangements shift the payment obligation
a percentage of the Fund's net assets, has   from providing services to the Fund was      for the research and execution services
decreased as net assets increased because    not excessive in light of the nature,        from Invesco Aim to the funds and
of the breakpoints. Based on this            quality and extent of the services           therefore may reduce Invesco Aim's
information, the Board concluded that the    provided. The Board considered whether       expenses. The Board also noted that
Fund's advisory fees appropriately reflect   Invesco Aim is financially sound and has     research obtained through soft dollar
economies of scale at current asset          the resources necessary to perform its       arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   obligations under each Fund's investment     making investment decisions for each Fund
shares directly in economies of scale        advisory agreement, and concluded that       and may therefore benefit Fund
through lower fees charged by third party    Invesco Aim has the financial resources      shareholders. The Board concluded that
service providers based on the combined      necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist        A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                       Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management          Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of In-           that these services are provided to each
                                             Fund pursuant to written contracts

                                                                                                                           continued


78   AIM SHORT-TERM INVESTMENTS TRUST

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will
benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to          [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco      - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STIT-AR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               PERSONAL INVESTMENT CLASS
- SERVICE MARK -                 SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government TaxAdvantage Portfolio
                                 Tax-Free Cash Reserve Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Personal Investment Class of Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
                         2008. Thank you for investing with us.

                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
        [KELLEY          schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively
         PHOTO]          short maturity structure.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

     Karen Dunn Kelley   Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1)
GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1) Bureau of Economic Analysis;

(2) U.S. Federal Reserve;

(3) Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest
        [CROCKETT        ethical standards.
          PHOTO]
                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts
     Bruce Crockett      between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
                         For the contract renewal discussion, the independent Trustees met and voted separately, receiving a independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and 2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================
PERSONAL INVESTMENT CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Liquid Assets                                  2.00%            1.74%            1.99%   28 - 54 days    38 days     $118.7 million
STIC Prime                                     1.83             1.56             1.83    14 - 25 days    24 days      406.0 million
Treasury                                       1.31             1.04             1.28    14 - 56 days    33 days      471.0 million
Government & Agency                            1.63             1.40             1.62    28 - 57 days    37 days       29.7 million
Government TaxAdvantage                        1.52             1.14             1.57    17 - 48 days    29 days       11.2 million
Tax-Free Cash Reserve*                         1.01             0.78             1.00    21 - 33 days    33 days       40.1 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*  Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.
====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      1-7                                  31.3%
                     (1, 3, 4)      (3)        (2, 3)        (2, 3)         (3, 5)        8-14                                  9.9
1-7                    31.0%       67.9%        63.0%         64.6%          76.8%        15-21                                10.2
8-30                   23.5         1.6          8.7           2.8            2.8         22-28                                10.1
31-90                  34.0        17.7         11.4          21.6           11.1         29-35                                 9.5
91-180                 11.5         9.7          9.1           2.5            2.9         36-42                                10.2
181+                    0.0         3.1          7.8           8.5            6.4         43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1)  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2)  Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3)  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
     government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
     government.

(4)  The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
     Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the
     U.S. and abroad.

(5)  The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of          income consistent with the preservation of capital and the
capital and liquidity.                                            maintenance of liquidity.

   The Fund invests primarily in short-term money market             The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S.                Treasury and in U.S. government agency securities with
dollar-denominated obligations, which include commercial paper,   maturities of 397 days or less. This is intended to provide
certificates of deposit, master and promissory notes, municipal   shareholders with dividends exempt from state and local income
securities and repurchase agreements.                             taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this
STIC PRIME PORTFOLIO                                              Fund than in a fund not designed to comply with state tax
                                                                  considerations. This does not constitute tax advice. Please
STIC Prime Portfolio seeks to maximize current income             consult your tax advisor for your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a
commercial paper and other commercial instruments with            levels of tax-exempt income as is consistent with the
maturities of 60 days or less, including certificates of          preservation of capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                     The Fund invests in high quality, short-term municipal
TREASURY PORTFOLIO                                                obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent    supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of           managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                            PERSONAL INVESTMENT CLASS

                                                    INCOME (LOSS)
                                              FROM INVESTMENT OPERATIONS
                                        -------------------------------------
                                                      NET GAINS                              DISTRIBUTIONS
                                                       (LOSSES)                ----------------------------------------
                             NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                               VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                             BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                             OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08            $1.00       $0.03(b)     $ 0.00        $0.03      $(0.03)       $(0.00)        $(0.03)       $1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.00         (0.00)        0.00       (0.00)           --          (0.00)        1.00

STIC PRIME PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.00         (0.00)        0.00       (0.00)           --          (0.00)        1.00

TREASURY PORTFOLIO
Year ended 08/31/08             1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/04             1.00        0.00          0.00         0.00       (0.00)        (0.00)         (0.00)        1.00

GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.00         (0.00)        0.00       (0.00)           --          (0.00)        1.00

GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.00          0.00         0.00       (0.00)        (0.00)         (0.00)        1.00

TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended 08/31/08      1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08             1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07             1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05             1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/04             1.00        0.00            --         0.00       (0.00)           --          (0.00)        1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                            RATIO OF          RATIO OF
                                                            EXPENSES          EXPENSES
                                                           TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                           NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                          NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                               TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                             RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08             3.23%      $118,757           0.67%(c)          0.92%(c)       3.09%(c)
Year ended 08/31/07             4.80         81,408           0.67              0.93           4.70
Year ended 08/31/06             4.00         64,434           0.67              0.93           3.95
Year ended 08/31/05             1.94         46,190           0.67              0.94           1.89
Year ended 08/31/04             0.50         48,166           0.67              0.93           0.49

STIC PRIME PORTFOLIO
Year ended 08/31/08             3.06        406,065           0.67(c)           0.93(c)        2.91(c)
Year ended 08/31/07             4.81        409,936           0.67              0.94           4.70
Year ended 08/31/06             4.02        299,205           0.67              0.94           3.98
Year ended 08/31/05             1.96        162,749           0.67              0.94           1.93
Year ended 08/31/04             0.47        111,925           0.67              0.94           0.46

TREASURY PORTFOLIO
Year ended 08/31/08             2.37        471,083           0.67(c)           0.93(c)        2.11(c)
Year ended 08/31/07             4.59        414,629           0.67              0.94           4.48
Year ended 08/31/06             3.80        332,351           0.67              0.95           3.72
Year ended 08/31/05             1.81        273,461           0.67              0.95           1.78
Year ended 08/31/04             0.42        304,225           0.67              0.94           0.40

GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08             2.86         29,764           0.67(c)           0.89(c)        2.73(c)
Year ended 08/31/07             4.73         26,598           0.67              0.90           4.63
Year ended 08/31/06             3.92         39,599           0.67              0.91           3.90
Year ended 08/31/05             1.88         38,024           0.67              0.92           1.87
Year ended 08/31/04             0.48         29,147           0.67              0.90           0.48

GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08             2.71         11,245           0.67(c)           0.99(c)        2.75(c)
Year ended 08/31/07             4.63         10,986           0.67              1.05           4.53
Year ended 08/31/06             3.84          6,543           0.67              1.12           3.76
Year ended 08/31/05             1.83          5,607           0.67              1.16           1.85
Year ended 08/31/04             0.43          6,087           0.67              1.08           0.43

TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended 08/31/08      0.49         40,145           0.77(c)(d)        1.00(c)(d)     1.21(c)(d)
Year ended 03/31/08             2.71         34,464           0.77              1.00           2.68
Year ended 03/31/07             2.84         33,670           0.77              1.00           2.81
Year ended 03/31/06             1.97         20,902           0.77              1.02           1.94
Year ended 03/31/05             0.68         10,877           0.77              1.02           0.69
Year ended 03/31/04             0.28         10,394           0.77              1.02           0.28
_______________________________________________________________________________________________________
=======================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios based on average daily net assets (000s omitted) of $94,764, $429,308, $395,404, $31,915, $11,726 and $35,949 (annualized) for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Personal Investment Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Personal Investment Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Personal Investment Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Personal Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas



73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
  PERSONAL INVESTMENT CLASS     (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,011.20       $3.39       $1,021.77       $3.40        0.67%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,010.00        3.39        1,021.77        3.40        0.67
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,006.80        3.38        1,021.77        3.40        0.67
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,009.00        3.38        1,021.77        3.40        0.67
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,008.40        3.38        1,021.77        3.40        0.67
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,006.80        3.89        1,021.32        3.92        0.77
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the contract    ated the information provided differently
Short-Term Investments Trust is required     renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of each      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
series portfolio of the Trust's (each, a     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund) investment advisory agreement with     (Lipper), under the direction and            for each Fund and the other AIM Funds are
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        the result of years of review and
During contract renewal meetings held on     Officer who also prepares a separate         negotiation between the Trustees and
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Invesco Aim, that the Trustees may focus
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Trustees, voting separately, approved the    recommendations to the Investments           these arrangements in some years than in
continuance of each Fund's investment        Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior
permits the Trustees to focus on the         Officer has recommended that an                 A. Nature, Extent and Quality of
performance of the AIM Funds that have       independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to each Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued


75   AIM SHORT-TERM INVESTMENTS TRUST

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion   GOVERNMENT & AGENCY PORTFOLIO
knowledge. The Board also considered the     in the Lipper reports. The Board noted
steps that Invesco Aim and its affiliates    that the Fund's performance was in the       The Board compared the Fund's performance
have taken over the last several years to    second quintile of its performance group     during the past one, three and five
improve the quality and efficiency of the    for the one year period, and in the first    calendar years to the performance of funds
services they provide to the AIM Funds in    quintile for the three and five year         in the Fund's performance group that are
the areas of investment performance,         periods (the first quintile being the best   not managed by Invesco Aim, and against
product line diversification,                performing funds and the fifth quintile      the performance of all funds in the Lipper
distribution, fund operations, shareholder   being the worst performing funds). The       Institutional U.S. Government Money Market
services and compliance. The Board           Board noted that the Fund's performance      Funds Index. The Board also reviewed the
concluded that the quality and efficiency    was above the performance of the Index for   criteria used by Invesco Aim to identify
of the services Invesco Aim and its          the one, three and five year periods. The    the funds in the Fund's performance group
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      for inclusion in the Lipper reports. The
each of these areas have generally           Aim has taken over the last several years    Board noted that the Fund's performance
improved, and support the Board's approval   to improve the quality and efficiency of     was in the first quintile of its
of the continuance of each Fund's            the services that Invesco Aim provides to    performance group for the one, three and
investment advisory agreement.               the AIM Funds. The Board concluded that      five year periods (the first quintile
                                             Invesco Aim continues to be responsive to    being the best performing funds and the
   B. Fund Performance                       the Board's focus on fund performance.       fifth quintile being the worst performing
                                             Although the independent written             funds). The Board noted that the Fund's
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      performance was above the performance of
                                             only considered Fund performance through     the Index for the one, three and five year
The Board compared the Fund's performance    the most recent calendar year, the Board     periods. The Board also considered the
during the past one, three and five          also reviewed more recent Fund performance   steps Invesco Aim has taken over the last
calendar years to the performance of funds   and this review did not change their         several years to improve the quality and
in the Fund's performance group that are     conclusions.                                 efficiency of the services that Invesco
not managed by Invesco Aim, and against                                                   Aim provides to the AIM Funds. The Board
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           concluded that Invesco Aim continues to
Institutional Money Market Funds Index.                                                   be responsive to the Board's focus on fund
The Board noted that the Fund's              The Board compared the Fund's performance    performance. Although the independent
performance was in the second quintile of    during the past one, three and five          written evaluation of the Fund's Senior
its performance group for the one year       calendar years to the performance of funds   Officer only considered Fund performance
period, and the first quintile for the       in the Fund's performance group that are     through the most recent calendar year, the
three and five year periods (the first       not managed by Invesco Aim, and against      Board also reviewed more recent Fund
quintile being the best performing funds     the performance of all funds in the Lipper   performance and this review did not change
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     their conclusions.
performing funds). The Board noted that      Funds Index. The Board also reviewed the
the Fund's performance was above the         criteria used by Invesco Aim to identify     GOVERNMENT TAXADVANTAGE PORTFOLIO
performance of the Index for the one,        the funds in the Fund's performance group
three and five year periods. The Board       for inclusion in the Lipper reports. The     The Board compared the Fund's performance
also considered the steps Invesco Aim has    Board noted that the Fund's performance      during the past one, three and five
taken over the last several years to         was in the first quintile of its             calendar years to the performance of funds
improve the quality and efficiency of the    performance group for the one, three and     in the Fund's performance group that are
services that Invesco Aim provides to the    five year periods (the first quintile        not managed by Invesco Aim, and against
AIM Funds. The Board concluded that          being the best performing funds and the      the performance of all funds in the Lipper
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    Institutional U.S. Government Money Market
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Funds Index. The Board also reviewed the
Although the independent written             performance was above the performance of     criteria used by Invesco Aim to identify
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   the funds in the Fund's performance group
only considered Fund performance through     periods. The Board also considered the       for inclusion in the Lipper reports. The
the most recent calendar year, the Board     steps Invesco Aim                            Board noted that
also reviewed more recent Fund perform-

                                                                                                                           continued


76   AIM SHORT-TERM INVESTMENTS TRUST

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of the Fund, including
quintile of its performance group for the                                                 one mutual fund advised by Invesco Aim.
one year period, and the second quintile     The Board compared each Fund's contractual   The Board noted that Government
for the three and five year periods (the     advisory fee rate to the contractual         TaxAdvantage Portfolio's rate was above
first quintile being the best performing     advisory fee rates of funds in the Funds'    the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board noted that Invesco Aim does
that the Fund's performance was above the    and as of the end of the past calendar       not serve as an advisor to other mutual
performance of the Index for the one,        year. The Board noted that each Fund's       funds or other clients with investment
three and five year periods. The Board       contractual advisory fee rate was below      strategies comparable to those of Treasury
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Portfolio or Tax-Free Cash Reserve
taken over the last several years to         of funds in its expense group. The Board     Portfolio.
improve the quality and efficiency of the    also reviewed the methodology used by
services that Invesco Aim provides to the    Lipper in determining contractual fee           The Board noted that Invesco Aim has
AIM Funds. The Board concluded that          rates.                                       contractually agreed to waive fees and/ or
Invesco Aim continues to be responsive to                                                 limit expenses of each Fund through at
the Board's focus on fund performance.                                                    least June 30, 2009 in an amount necessary
Although the independent written                The Board also compared the effective     to limit total annual operating expenses
evaluation of the Fund's Senior Officer      fee rate (the advisory fee after any         to a specified percentage of average daily
only considered Fund performance through     advisory fee waivers and before any          net assets for each class of the Fund. The
the most recent calendar year, the Board     expense limitations/waivers) of Liquid       Board considered the contractual nature of
also reviewed more recent Fund performance   Assets Portfolio to the advisory fee rates   this fee waiver and noted that it remains
and this review did not change their         of other clients of Invesco Aim and its      in effect until at least June 30, 2009.
conclusions.                                 affiliates with investment strategies        The Board also considered the effect this
                                             comparable to those of the Fund, including   expense limitation would have on each
TAX-FREE CASH RESERVE PORTFOLIO              one mutual fund advised by Invesco Aim and   Fund's estimated total expenses.
                                             two private funds sub-advised by Invesco
The Board compared the Fund's performance    Aim and an Invesco Aim affiliate. The           After taking account of the Fund's
during the past one, three and five          Board noted that the Liquid Assets           contractual advisory fee rate, as well as
calendar years to the performance of funds   Portfolio's rate was: (i) the same as the    the comparative advisory fee information
in the Fund's performance group that are     rate for the mutual fund; and (ii) above     and the expense limitation discussed
not managed by Invesco Aim, and against      the rates for the two sub-advised private    above, the Board concluded that each
the performance of all funds in the Lipper   funds.                                       Fund's advisory fees were fair and
Institutional Tax-Exempt Money Market                                                     reasonable.
Funds Index. The Board also reviewed the        The Board also compared the effective
criteria used by Invesco Aim to identify     fee rate (the advisory fee after any            D. Economies of Scale and Breakpoints
the funds in the Fund's performance group    advisory fee waivers and before any                Liquid Assets Portfolio, STIC Prime
for inclusion in the Lipper reports. The     expense limitations/waivers) of STIC Prime         Portfolio, Treasury Portfolio and
Board noted that the Fund's performance      Portfolio to the advisory fee rates of             Government & Agency Portfolio
was in the third quintile of its             other clients of Invesco Aim and its
performance group for the one, three and     affiliates with investment strategies        The Board considered the extent to which
five year periods (the first quintile        comparable to those of the Fund, including   there are economies of scale in Invesco
being the best performing funds and the      one mutual fund advised by Invesco Aim and   Aim's provision of advisory services to
fifth quintile being the worst performing    two private funds sub-advised by Invesco     each Fund. The Board also considered
funds). The Board noted that the Fund's      Aim and an Invesco Aim affiliate. The        whether each Fund benefits from such
performance was above the performance of     Board noted that the STIC Prime              economies of scale through contractual
the Index for the one, three and five year   Portfolio's rate was: (i) the same as the    breakpoints in each Fund's advisory fee
periods. The Board also considered the       rate for the mutual fund; and (ii) above     schedule or through advisory fee waivers
steps Invesco Aim has taken over the last    the rates for the two sub-advised private    or expense limitations. The Board noted
several years to improve the quality and     funds.                                       that each Fund's contractual advisory fee
efficiency of the services that Invesco                                                   schedule does not include any breakpoints.
Aim provides to the AIM Funds. The Board        The Board also compared the effective     The Board considered whether it would be
concluded that Invesco Aim continues to      fee rate (the advisory fee after any         appropriate to add advisory fee
be responsive to the Board's focus on fund   advisory fee waivers and before any          breakpoints for each Fund or whether, due
performance. Although the independent        expense limitations/waivers) of Government   to the nature of each Fund and the
written evaluation of the Fund's Senior      & Agency Portfolio to the advisory fee       advisory fee structures of comparable
Officer only considered Fund performance     rates of other clients of Invesco Aim and    funds, it was reasonable to structure the
through the most recent calendar year, the   its affiliates with investment strategies    advisory fee without breakpoints. Based on
Board also reviewed more recent Fund         comparable to those of each Fund,            this review, the Board concluded that it
performance and this review did not change   including one mutual fund advised by         was not necessary to add breakpoints to
their conclusions.                           Invesco Aim. The Board noted that            each Fund's advisory fee schedule and
                                             Government & Agency Portfolio's rate was     concluded that, absent breakpoints, each
                                             below the rate for the other mutual fund.    Fund's contractual advisory fees remain
                                                                                          constant and do not reflect economies of
                                                The Board also compared the effective     scale. The Board also noted that each Fund
                                             fee rate (the advisory fee after any         shares directly in economies of
                                             advisory fee waivers and before any
                                             expense limitations/waivers) of Government
                                             Tax-Advantage Portfolio to the advisory
                                             fee rates of other clients of Invesco Aim
                                             and its affiliates with investment
                                             strategies

                                                                                                                           continued


77   AIM SHORT-TERM INVESTMENTS TRUST

scale through lower fees charged by third    its affiliates in providing these            which are reviewed and approved on an
party service providers based on the         services. The Board also reviewed            annual basis by the Board. The Board
combined size of all of the AIM Funds        information concerning the financial         concluded that Invesco Aim and its
and affiliates.                              condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profitability information. The   were qualified to continue to provide
The Board considered the extent to which     Board considered the overall profitability   these services to each Fund.
there are economies of scale in Invesco      of Invesco Aim, as well as the
Aim's provision of advisory services to      profitability of Invesco Aim in connection      The Board considered the benefits
the Fund. The Board also considered          with managing each Fund. The Board noted     realized by Invesco Aim as a result of
whether the Fund benefits from such          that Invesco Aim continues to operate at a   portfolio brokerage transactions executed
economies of scale through contractual       net profit, although increased expenses in   through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       recent years have reduced the                these arrangements, portfolio brokerage
schedule or through advisory fee waivers     profitability of Invesco Aim and its         commissions paid by the Funds and/or other
or expense limitations. The Board noted      affiliates. The Board concluded that each    funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     Fund's fees were fair and reasonable, and    pay for research and execution services.
schedule includes two breakpoints and that   that the level of profits realized by        The Board noted that soft dollar
the level of the Fund's advisory fees, as    Invesco Aim and its affiliates from          arrangements shift the payment obligation
a percentage of the Fund's net assets, has   providing services to the Fund was not       for the research and execution services
decreased as net assets increased because    excessive in light of the nature, quality    from Invesco Aim to the funds and
of the breakpoints. Based on this            and extent of the services provided. The     therefore may reduce Invesco Aim's
information, the Board concluded that the    Board considered whether Invesco Aim is      expenses. The Board also noted that
Fund's advisory fees appropriately reflect   financially sound and has the resources      research obtained through soft dollar
economies of scale at current asset          necessary to perform its obligations under   arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   each Fund's investment advisory agreement,   making investment decisions for each Fund
shares directly in economies of scale        and concluded that Invesco Aim has the       and may therefore benefit Fund
through lower fees charged by third party    financial resources necessary to fulfill     shareholders. The Board concluded that
service providers based on the combined      these obligations.                           Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist        A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                       Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management          Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of Invesco Aim   that these services are provided to each
and                                          Fund pursuant to written contracts

                                                                                                                           continued


78   AIM SHORT-TERM INVESTMENTS TRUST

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will
benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to
individual and institutional clients and                                                                        [INVESCO AIM LOGO]
                                                                                                                 - SERVICE MARK -
do not sell securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco
Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco Asset Management (Japan) Ltd., Invesco Hong
Kong Ltd., Invesco Australia Limited, Invesco Asset Management Limited and Invesco Asset Management Deutschland
GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STIT-AR-6   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               PRIVATE INVESTMENT CLASS
 - SERVICE MARK -                SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government TaxAdvantage Portfolio
                                 Tax-Free Cash Reserve Portfolio
                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Private Investment Class of Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
        [KELLEY          2008. Thank you for investing with us.
         PHOTO]
                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
     Karen Dunn Kelley   schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively short maturity structure.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                         Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1)
GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1) Bureau of Economic Analysis;

(2) U.S. Federal Reserve;

(3) Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the
        [CROCKETT        correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the
          PHOTO]         wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest
     Bruce Crockett      ethical standards.

                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
                         For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and 2008 investment advisory and sub-advisory agreement renewal process at
invescoaim.com. Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================

PRIVATE INVESTMENT CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                         7-DAY SEC YIELDS
                                                           HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL        YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END
Liquid Assets                                  2.24%            1.98%           2.24%    28 - 54 days    38 days     $875.5 million
STIC Prime                                     2.08             1.81            2.08     14 - 25 days    24 days     $700.8 million
Treasury                                       1.56             1.29            1.53     14 - 56 days    33 days     $  1.1 billion
Government & Agency                            1.88             1.65            1.87     28 - 57 days    37 days     $504.6 million
Government TaxAdvantage                        1.83             1.40            1.87     17 - 48 days    29 days     $ 40.5 million
Tax-Free Cash Reserve*                         1.31             1.03            1.30     21 - 33 days    33 days     $300.8 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*   Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO      1-7                                  31.3%
                     (1, 3, 4)       (3)        (2, 3)       (2, 3)         (3, 5)        8-14                                  9.9
1-7                     31.0%      67.9%        63.0%         64.6%          76.8%        15-21                                10.2
8-30                    23.5        1.6          8.7           2.8            2.8         22-28                                10.1
31-90                   34.0       17.7         11.4          21.6           11.1         29-35                                 9.5
91-180                  11.5        9.7          9.1           2.5            2.9         36-42                                10.2
181+                     0.0        3.1          7.8           8.5            6.4         43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of          income consistent with the preservation of capital and the
capital and liquidity.                                            maintenance of liquidity.

   The Fund invests primarily in short-term money market             The Fund may invest in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                and in U.S. government agency securities with maturities of 397
dollar-denominated obligations, which include commercial paper,   days or less. This is intended to provide shareholders with
certificates of deposit, master and promissory notes, municipal   dividends exempt from state and local income taxes in some
securities and repurchase agreements.                             jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in
STIC PRIME PORTFOLIO                                              a fund not designed to comply with state tax considerations.
                                                                  This does not constitute tax advice. Please consult your tax
STIC Prime Portfolio seeks to maximize current income             advisor for your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a
commercial paper and other commercial instruments with            level of tax-exempt income as is consistent with the
maturities of 60 days or less, including certificates of          preservation of capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.

TREASURY PORTFOLIO                                                   The Fund invests in high quality, short-term municipal
                                                                  obligations, seeking to provide income exempt from federal
Treasury Portfolio seeks to maximize current income consistent    taxation. The Fund's structure is driven to some extent by the
with the preservation of capital and the maintenance of           supply and availability of municipal securities. Liquidity is
liquidity.                                                        managed with daily and weekly variable rate demand notes.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                            PRIVATE INVESTMENT CLASS

                                              INCOME (LOSS) FROM
                                            INVESTMENT OPERATIONS
                                    -------------------------------------
                                                  NET GAINS                              DISTRIBUTIONS
                                                   (LOSSES)                -----------------------------------------
                         NET ASSET              ON SECURITIES               DIVIDENDS
                           VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    DISTRIBUTIONS                  NET ASSET
                         BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     FROM NET         TOTAL      VALUE, END
                         OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME    REALIZED GAINS  DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08        $1.00       $0.03(b)     $ 0.00        $0.03      $(0.03)       $(0.00)         $(0.03)       $1.00
Year ended 08/31/07         1.00        0.05          0.00         0.05       (0.05)           --           (0.05)        1.00
Year ended 08/31/06         1.00        0.04          0.00         0.04       (0.04)        (0.00)          (0.04)        1.00
Year ended 08/31/05         1.00        0.02         (0.00)        0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04         1.00        0.01         (0.00)        0.01       (0.01)           --           (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08         1.00        0.03(b)       0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/07         1.00        0.05            --         0.05       (0.05)           --           (0.05)        1.00
Year ended 08/31/06         1.00        0.04            --         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/05         1.00        0.02            --         0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04         1.00        0.01         (0.00)        0.01       (0.01)           --           (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08         1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)          (0.02)        1.00
Year ended 08/31/07         1.00        0.05          0.00         0.05       (0.05)           --           (0.05)        1.00
Year ended 08/31/06         1.00        0.04          0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/05         1.00        0.02          0.00         0.02       (0.02)        (0.00)          (0.02)        1.00
Year ended 08/31/04         1.00        0.01          0.00         0.01       (0.01)        (0.00)          (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08         1.00        0.03(b)       0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/07         1.00        0.05          0.00         0.05       (0.05)           --           (0.05)        1.00
Year ended 08/31/06         1.00        0.04         (0.00)        0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/05         1.00        0.02         (0.00)        0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04         1.00        0.01         (0.00)        0.01       (0.01)           --           (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08         1.00        0.03(b)       0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/07         1.00        0.05          0.00         0.05       (0.05)           --           (0.05)        1.00
Year ended 08/31/06         1.00        0.04          0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/05         1.00        0.02          0.00         0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04         1.00        0.01          0.00         0.01       (0.01)        (0.00)          (0.01)        1.00
--------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended
  08/31/08                  1.00        0.01(b)       0.00         0.01       (0.01)           --           (0.01)        1.00
Year ended 03/31/08         1.00        0.03         (0.00)        0.03       (0.03)           --           (0.03)        1.00
Year ended 03/31/07         1.00        0.03            --         0.03       (0.03)           --           (0.03)        1.00
Year ended 03/31/06         1.00        0.02            --         0.02       (0.02)           --           (0.02)        1.00
Year ended 03/31/05         1.00        0.01            --         0.01       (0.01)           --           (0.01)        1.00
Year ended 03/31/04         1.00        0.01            --         0.01       (0.01)           --           (0.01)        1.00
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                        RATIO OF          RATIO OF
                                                        EXPENSES          EXPENSES
                                                       TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                       NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                      NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                           TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                         RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
---------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08         3.49%     $  875,556          0.42%(c)          0.67%(c)       3.34%(c)
Year ended 08/31/07         5.06         885,779          0.42              0.68           4.95
Year ended 08/31/06         4.26         980,681          0.42              0.68           4.20
Year ended 08/31/05         2.19         808,821          0.42              0.69           2.14
Year ended 08/31/04         0.75       1,078,780          0.42              0.68           0.74
---------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08         3.32         700,843          0.42(c)           0.68(c)        3.16(c)
Year ended 08/31/07         5.07         632,811          0.42              0.69           4.95
Year ended 08/31/06         4.28         591,306          0.42              0.69           4.23
Year ended 08/31/05         2.21         556,709          0.42              0.69           2.18
Year ended 08/31/04         0.72         393,619          0.42              0.69           0.71
---------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08         2.62       1,153,785          0.42(c)           0.68(c)        2.36(c)
Year ended 08/31/07         4.85       1,250,648          0.42              0.69           4.73
Year ended 08/31/06         4.06         972,350          0.42              0.70           3.97
Year ended 08/31/05         2.06       1,229,249          0.42              0.70           2.03
Year ended 08/31/04         0.68         808,852          0.42              0.69           0.65
---------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY
  PORTFOLIO
Year ended 08/31/08         3.12         504,696          0.42(c)           0.64(c)        2.98(c)
Year ended 08/31/07         4.99         599,041          0.42              0.65           4.88
Year ended 08/31/06         4.18         518,524          0.42              0.66           4.15
Year ended 08/31/05         2.14         750,824          0.42              0.67           2.12
Year ended 08/31/04         0.73         484,967          0.42              0.65           0.73
---------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE
  PORTFOLIO
Year ended 08/31/08         3.02          40,540          0.37(c)           0.74(c)        3.05(c)
Year ended 08/31/07         4.95          43,318          0.37              0.80           4.83
Year ended 08/31/06         4.15          89,063          0.37              0.87           4.06
Year ended 08/31/05         2.13          69,277          0.37              0.91           2.15
Year ended 08/31/04         0.74         276,400          0.37              0.83           0.73
---------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE
  PORTFOLIO
Five months ended
  08/31/08                  0.62         300,898          0.47(c)(d)        0.75(c)(d)     1.51(c)(d)
Year ended 03/31/08         3.02         249,372          0.47              0.75           2.98
Year ended 03/31/07         3.15         185,163          0.47              0.75           3.11
Year ended 03/31/06         2.27         220,988          0.47              0.77           2.24
Year ended 03/31/05         0.99         196,617          0.47              0.77           0.99
Year ended 03/31/04         0.59         150,399          0.47              0.77           0.58
___________________________________________________________________________________________________
===================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios and based on average daily net assets (000s omitted) of $890,931, $712,333, $1,106,738, $563,794, $45,457 and $265,944 (annualized) for
     Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.



71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Private Investment Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Private Investment Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Private Investment Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Private Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas




73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------
                                                                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE
                                                       ACTUAL                     EXPENSES)
                                             ------------------------------------------------------
                                BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                              ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
  PRIVATE INVESTMENT CLASS      (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio         $1,000.00      $1,012.40       $2.12       $1,023.03       $2.14        0.42%
---------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio             1,000.00       1,011.30        2.12        1,023.03        2.14        0.42
---------------------------------------------------------------------------------------------------------------
Treasury Portfolio               1,000.00       1,008.10        2.12        1,023.03        2.14        0.42
---------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                      1,000.00       1,010.30        2.12        1,023.03        2.14        0.42
---------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                      1,000.00       1,009.90        1.87        1,023.28        1.88        0.37
---------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                      1,000.00       1,008.30        2.38        1,022.84        2.40        0.47
---------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the             ated the information provided
Short-Term Investments Trust is required     contract renewal process, the Trustees       differently from one another and
under the Investment Company Act of 1940     receive comparative performance and fee      attributed different weight to the various
to approve annually the renewal of each      data regarding the AIM Funds prepared by     factors. The Trustees recognized that the
series portfolio of the Trust's (each, a     an independent company, Lipper, Inc.         advisory arrangements and resulting
Fund) investment advisory agreement with     (Lipper), under the direction and            advisory fees for each Fund and the other
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        AIM Funds are the result of years of
During contract renewal meetings held on     Officer who also prepares a separate         review and negotiation between the
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Trustees and Invesco Aim, that the
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      Trustees may focus to a greater extent on
Trustees, voting separately, approved the    recommendations to the Investments           certain aspects of these arrangements in
continuance of each Fund's investment        Committee regarding the performance, fees    some years than in others, and that the
advisory agreement for another year,         and expenses of their assigned funds. The    Trustees' deliberations and conclusions in
effective July 1, 2008. In doing so, the     Investments Committee considers each         a particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior
permits the Trustees to focus on the         Officer has recommended that an                 A. Nature, Extent and Quality of
performance of the AIM Funds that have       independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written                 The Board reviewed the advisory
performance of their assigned funds, and     evaluation.                                  services provided to each Fund by Invesco
the Sub-Committees review monthly and                                                     Aim under the Fund's investment advisory
quarterly comparative performance               During the annual contract renewal        agreement, the performance of Invesco Aim
information and periodic asset flow data     process, the Board considered the factors    in providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued


75   AIM SHORT-TERM INVESTMENTS TRUST

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion   GOVERNMENT & AGENCY PORTFOLIO
knowledge. The Board also considered the     in the Lipper reports. The Board noted
steps that Invesco Aim and its affiliates    that the Fund's performance was in the       The Board compared the Fund's performance
have taken over the last several years to    second quintile of its performance group     during the past one, three and five
improve the quality and efficiency of the    for the one year period, and in the first    calendar years to the performance of funds
services they provide to the AIM Funds in    quintile for the three and five year         in the Fund's performance group that are
the areas of investment performance,         periods (the first quintile being the best   not managed by Invesco Aim, and against
product line diversification,                performing funds and the fifth quintile      the performance of all funds in the Lipper
distribution, fund operations, shareholder   being the worst performing funds). The       Institutional U.S. Government Money Market
services and compliance. The Board           Board noted that the Fund's performance      Funds Index. The Board also reviewed the
concluded that the quality and efficiency    was above the performance of the Index for   criteria used by Invesco Aim to identify
of the services Invesco Aim and its          the one, three and five year periods. The    the funds in the Fund's performance group
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      for inclusion in the Lipper reports. The
each of these areas have generally           Aim has taken over the last several years    Board noted that the Fund's performance
improved, and support the Board's approval   to improve the quality and efficiency of     was in the first quintile of its
of the continuance of each Fund's            the services that Invesco Aim provides to    performance group for the one, three and
investment advisory agreement.               the AIM Funds. The Board concluded that      five year periods (the first quintile
                                             Invesco Aim continues to be responsive to    being the best performing funds and the
   B. Fund Performance                       the Board's focus on fund performance.       fifth quintile being the worst performing
                                             Although the independent written             funds). The Board noted that the Fund's
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      performance was above the performance of
                                             only considered Fund performance through     the Index for the one, three and five year
The Board compared the Fund's performance    the most recent calendar year, the Board     periods. The Board also considered the
during the past one, three and five          also reviewed more recent Fund performance   steps Invesco Aim has taken over the last
calendar years to the performance of funds   and this review did not change their         several years to improve the quality and
in the Fund's performance group that are     conclusions.                                 efficiency of the services that Invesco
not managed by Invesco Aim, and against                                                   Aim provides to the AIM Funds. The Board
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           concluded that Invesco Aim continues to
Institutional Money Market Funds Index.                                                   be responsive to the Board's focus on fund
The Board noted that the Fund's              The Board compared the Fund's performance    performance. Although the independent
performance was in the second quintile of    during the past one, three and five          written evaluation of the Fund's Senior
its performance group for the one year       calendar years to the performance of funds   Officer only considered Fund performance
period, and the first quintile for the       in the Fund's performance group that are     through the most recent calendar year, the
three and five year periods (the first       not managed by Invesco Aim, and against      Board also reviewed more recent Fund
quintile being the best performing funds     the performance of all funds in the Lipper   performance and this review did not change
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     their conclusions.
performing funds). The Board noted that      Funds Index. The Board also reviewed the
the Fund's performance was above the         criteria used by Invesco Aim to identify     GOVERNMENT TAXADVANTAGE PORTFOLIO
performance of the Index for the one,        the funds in the Fund's performance group
three and five year periods. The Board       for inclusion in the Lipper reports. The     The Board compared the Fund's performance
also considered the steps Invesco Aim has    Board noted that the Fund's performance      during the past one, three and five
taken over the last several years to         was in the first quintile of its             calendar years to the performance of funds
improve the quality and efficiency of the    performance group for the one, three and     in the Fund's performance group that are
services that Invesco Aim provides to the    five year periods (the first quintile        not managed by Invesco Aim, and against
AIM Funds. The Board concluded that          being the best performing funds and the      the performance of all funds in the Lipper
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    Institutional U.S. Government Money Market
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Funds Index. The Board also reviewed the
Although the independent written             performance was above the performance of     criteria used by Invesco Aim to identify
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   the funds in the Fund's performance group
only considered Fund performance through     periods. The Board also considered the       for inclusion in the Lipper reports. The
the most recent calendar year, the Board     steps Invesco Aim                            Board noted that
also reviewed more recent Fund perform-

                                                                                                                           continued


76   AIM SHORT-TERM INVESTMENTS TRUST

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of each Fund,
quintile of its performance group for the                                                 including one mutual fund advised by
one year period, and the second quintile     The Board compared each Fund's contractual   Invesco Aim. The Board noted that
for the three and five year periods (the     advisory fee rate to the contractual         Government & Agency Portfolio's rate was
first quintile being the best performing     advisory fee rates of funds in the Funds'    below the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board also compared the effective
that the Fund's performance was above the    and as of the end of the past calendar       fee rate (the advisory fee after any
performance of the Index for the one,        year. The Board noted that each Fund's       advisory fee waivers and before any
three and five year periods. The Board       contractual advisory fee rate was below      expense limitations/waivers) of Government
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Tax-Advantage Portfolio to the advisory
taken over the last several years to         of funds in its expense group. The Board     fee rates of other clients of Invesco Aim
improve the quality and efficiency of the    also reviewed the methodology used by        and its affiliates with investment
services that Invesco Aim provides to the    Lipper in determining contractual fee        strategies comparable to those of the
AIM Funds. The Board concluded that          rates.                                       Fund, including one mutual fund advised by
Invesco Aim continues to be responsive to                                                 Invesco Aim. The Board noted that
the Board's focus on fund performance.          The Board also compared the effective     Government TaxAdvantage Portfolio's rate
Although the independent written             fee rate (the advisory fee after any         was above the rate for the other mutual
evaluation of the Fund's Senior Of-ficer     advisory fee waivers and before any          fund.
only considered Fund performance through     expense limitations/waivers) of Liquid
the most recent calendar year, the Board     Assets Portfolio to the advisory fee rates      The Board noted that Invesco Aim does
also reviewed more recent Fund performance   of other clients of Invesco Aim and its      not serve as an advisor to other mutual
and this review did not change their         affiliates with investment strategies        funds or other clients with investment
conclusions.                                 comparable to those of the Fund, including   strategies comparable to those of Treasury
                                             one mutual fund advised by Invesco Aim and   Portfolio or Tax-Free Cash Reserve
TAX-FREE CASH RESERVE PORTFOLIO              two private funds sub-advised by Invesco     Portfolio.
                                             Aim and an Invesco Aim affiliate. The
The Board compared the Fund's performance    Board noted that the Liquid Assets              The Board noted that Invesco Aim has
during the past one, three and five          Portfolio's rate was: (i) the same as the    contractually agreed to waive fees and/ or
calendar years to the performance of funds   rate for the mutual fund; and (ii) above     limit expenses of each Fund through at
in the Fund's performance group that are     the rates for the two sub-advised private    least June 30, 2009 in an amount necessary
not managed by Invesco Aim, and against      funds.                                       to limit total annual operating expenses
the performance of all funds in the Lipper                                                to a specified percentage of average daily
Institutional Tax-Exempt Money Market           The Board also compared the effective     net assets for each class of the Fund. The
Funds Index. The Board also reviewed the     fee rate (the advisory fee after any         Board considered the contractual nature of
criteria used by Invesco Aim to identify     advisory fee waivers and before any          this fee waiver and noted that it remains
the funds in the Fund's performance group    expense limitations/waivers) of STIC Prime   in effect until at least June 30, 2009.
for inclusion in the Lipper reports. The     Portfolio to the advisory fee rates of       The Board also considered the effect this
Board noted that the Fund's performance      other clients of Invesco Aim and its         expense limitation would have on each
was in the third quintile of its             affiliates with investment strategies        Fund's estimated total expenses.
performance group for the one, three and     comparable to those of the Fund, including
five year periods (the first quintile        one mutual fund advised by Invesco Aim and      After taking account of the Fund's
being the best performing funds and the      two private funds sub-advised by Invesco     contractual advisory fee rate, as well as
fifth quintile being the worst performing    Aim and an Invesco Aim affiliate. The        the comparative advisory fee information
funds). The Board noted that the Fund's      Board noted that the STIC Prime              and the expense limitation discussed
performance was above the performance of     Portfolio's rate was: (i) the same as the    above, the Board concluded that each
the Index for the one, three and five year   rate for the mutual fund; and (ii) above     Fund's advisory fees were fair and
periods. The Board also considered the       the rates for the two sub-advised private    reasonable.
steps Invesco Aim has taken over the last    funds.
several years to improve the quality and                                                     D. Economies of Scale and Breakpoints
efficiency of the services that Invesco         The Board also compared the effective           Liquid Assets Portfolio, STIC Prime
Aim provides to the AIM Funds. The Board     fee rate (the advisory fee after any               Portfolio, Treasury Portfolio and
concluded that In-vesco Aim continues to     advisory fee waivers and before any                Government & Agency Portfolio
be responsive to the Board's focus on fund   expense limitations/waivers) of Government
performance. Although the independent        & Agency Portfolio to the advisory fee       The Board considered the extent to which
written evaluation of the Fund's Senior      rates of other clients of Invesco Aim and    there are economies of scale in Invesco
Officer only considered Fund performance     its affiliates with investment strategies    Aim's provision of advisory services to
through the most recent calendar year, the                                                each Fund. The Board also considered
Board also reviewed more recent Fund                                                      whether each Fund benefits from such
performance and this review did not change                                                economies of scale through contractual
their conclusions.                                                                        breakpoints in each Fund's advisory fee
                                                                                          schedule or through advisory fee waivers
                                                                                          or expense limitations. The Board noted
                                                                                          that each Fund's contractual advisory fee
                                                                                          schedule does not include any breakpoints.
                                                                                          The Board considered whether it would be
                                                                                          appropriate to add advisory fee
                                                                                          breakpoints for each Fund or whether, due
                                                                                          to the nature of each Fund and the
                                                                                          advisory fee structures of comparable
                                                                                          funds, it was reasonable to structure the
                                                                                          advisory fee without breakpoints. Based on
                                                                                          this review, the Board concluded that it
                                                                                          was not necessary to add breakpoints to
                                                                                          each Fund's advisory fee schedule and
                                                                                          concluded that, absent breakpoints, each
                                                                                          Fund's contractual advisory fees remain
                                                                                          constant and do not reflect economies of
                                                                                          scale. The Board also noted that each Fund
                                                                                          shares directly in economies of


77   AIM SHORT-TERM INVESTMENTS TRUST

scale through lower fees charged by third    vesco Aim and its affiliates in providing    which are reviewed and approved on an
party service providers based on the         these services. The Board also reviewed      annual basis by the Board. The Board
combined size of all of the AIM Funds and    information concerning the financial         concluded that Invesco Aim and its
affiliates.                                  condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profitability information.       were qualified to continue to provide
The Board considered the extent to which     The Board considered the overall             these services to each Fund.
there are economies of scale in Invesco      profitability of Invesco Aim, as well as
Aim's provision of advisory services to      the profitability of Invesco Aim in             The Board considered the benefits
the Fund. The Board also considered          connection with managing each Fund. The      realized by Invesco Aim as a result of
whether the Fund benefits from such          Board noted that Invesco Aim continues to    portfolio brokerage transactions executed
economies of scale through contractual       operate at a net profit, although            through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       increased expenses in recent years have      these arrangements, portfolio brokerage
schedule or through advisory fee waivers     reduced the profitability of Invesco Aim     commissions paid by the Funds and/or other
or expense limitations. The Board noted      and its affiliates. The Board concluded      funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     that each Fund's fees were fair and          pay for research and execution services.
schedule includes two breakpoints and that   reasonable, and that the level of profits    The Board noted that soft dollar
the level of the Fund's advisory fees, as    realized by Invesco Aim and its affiliates   arrangements shift the payment obligation
a percentage of the Fund's net assets, has   from providing services to the Fund was      for the research and execution services
decreased as net assets increased because    not excessive in light of the nature,        from Invesco Aim to the funds and
of the breakpoints. Based on this            quality and extent of the services           therefore may reduce Invesco Aim's
information, the Board concluded that the    provided. The Board considered whether       expenses. The Board also noted that
Fund's advisory fees appropriately reflect   Invesco Aim is financially sound and has     research obtained through soft dollar
economies of scale at current asset          the resources necessary to perform its       arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   obligations under each Fund's investment     making investment decisions for each Fund
shares directly in economies of scale        advisory agreement, and concluded that       and may therefore benefit Fund
through lower fees charged by third party    Invesco Aim has the financial resources      shareholders. The Board concluded that
service providers based on the combined      necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist        A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                       Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management          Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of In-           that these services are provided to each
                                             Fund pursuant to written contracts                                            continued


78   AIM SHORT-TERM INVESTMENTS TRUST

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will
benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the subadvisory agreements for the Funds, as no Affiliated SubAdviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to         [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco     - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com STIT-AR-5      Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               RESERVE CLASS
- SERVICE MARK -                 SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government TaxAdvantage Portfolio
                                 Tax-Free Cash Reserve Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Reserve Class of
                         Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
                         2008. Thank you for investing with us.

                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
        [KELLEY          schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively
         PHOTO]          short maturity structure.

    Karen Dunn Kelley    MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                         Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8%
in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1) GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1) Bureau of Economic Analysis;

(2) U.S. Federal Reserve;

(3) Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest
        [CROCKETT        ethical standards.
          PHOTO]
                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts
       Bruce Crockett    between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and
2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products & Performance" and click on
"Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================
RESERVE CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Liquid Assets                                  1.68%             1.49%         1.67%    28 - 54 days     38 days      $ 69.0 million
STIC Prime                                     1.51              1.31          1.51     14 - 25 days     24 days        65.7 million
Treasury                                       0.99              0.79          0.96     14 - 56 days     33 days        36.3 million
Government & Agency                            1.31              1.15          1.30     28 - 57 days     37 days       135.1 million
Government TaxAdvantage                        1.20              0.89          1.25     17 - 48 days     29 days        12.5 million
Tax-Free Cash Reserve*                         0.69              0.53          0.68     21 - 33 days     33 days        43.1 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*  Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.
====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      1-7                                  31.3%
                     (1, 3, 4)      (3)        (2, 3)        (2, 3)         (3, 5)        8-14                                  9.9
1-7                    31.0%       67.9%        63.0%         64.6%           76.8%       15-21                                10.2
8-30                   23.5         1.6          8.7           2.8             2.8        22-28                                10.1
31-90                  34.0        17.7         11.4          21.6            11.1        29-35                                 9.5
91-180                 11.5         9.7          9.1           2.5             2.9        36-42                                10.2
181+                    0.0         3.1          7.8           8.5             6.4        43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1) The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2) Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3) The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
    government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
    government.

(4) The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
    Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

(5) The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current income
current income as is consistent with the preservation of          consistent with the preservation of capital and the maintenance of
capital and liquidity.                                            liquidity.

   The Fund invests primarily in short-term money market             The Fund may invest in direct obligations of the U.S. Treasury
instruments that blend top-tier, high quality U.S.                and in U.S. government agency securities with maturities of 397
dollar-denominated obligations, which include commercial paper,   days or less. This is intended to provide shareholders with
certificates of deposit, master and promissory notes, municipal   dividends exempt from state and local income taxes in some
securities and repurchase agreements.                             jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this Fund than in a fund
STIC PRIME PORTFOLIO                                              not designed to comply with state tax considerations. This does not constitute tax advice. Please consult your tax advisor for
STIC Prime Portfolio seeks to maximize current income             your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a level
commercial paper and other commercial instruments with            of tax-exempt income as is consistent with the preservation of
maturities of 60 days or less, including certificates of          capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                     The Fund invests in high quality, short-term municipal
TREASURY PORTFOLIO                                                obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent    supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of           managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                  RESERVE CLASS

                                            Income (Loss) from
                                           investment operations
                                   ------------------------------------
                                                 NET GAINS                             Distributions
                                                (LOSSES) ON              -----------------------------------------
                        NET ASSET               SECURITIES                DIVIDENDS
                          VALUE,       NET         (BOTH     TOTAL FROM   FROM NET    DISTRIBUTIONS                  NET ASSET
                        BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     FROM NET         TOTAL      VALUE, END
                        OF PERIOD    INCOME     UNREALIZED)  OPERATIONS    INCOME    REALIZED GAINS  DISTRIBUTIONS   OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS
  PORTFOLIO
Year ended 08/31/08       $1.00       $0.03(b)    $ 0.00        $0.03      $(0.03)       $(0.00)         $(0.03)       $1.00
Year ended 08/31/07        1.00        0.04         0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/06        1.00        0.05        (0.01)        0.04       (0.04)        (0.00)          (0.04)        1.00
Year ended 08/31/05        1.00        0.02         0.00         0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04        1.00        0.00        (0.00)        0.00       (0.00)           --           (0.00)        1.00
------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08        1.00        0.03(b)      0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/07        1.00        0.04           --         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/06        1.00        0.04           --         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/05        1.00        0.02           --         0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04        1.00        0.00        (0.00)        0.00       (0.00)           --           (0.00)        1.00
------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08        1.00        0.02(b)      0.00         0.02       (0.02)        (0.00)          (0.02)        1.00
Year ended 08/31/07        1.00        0.04         0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/06        1.00        0.03         0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/05        1.00        0.01         0.00         0.01       (0.01)        (0.00)          (0.01)        1.00
Year ended 08/31/04        1.00        0.00         0.00         0.00       (0.00)        (0.00)          (0.00)        1.00
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/08        1.00        0.03(b)      0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/07        1.00        0.04         0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/06        1.00        0.04         0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/05        1.00        0.02        (0.00)        0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/04        1.00        0.00        (0.00)        0.00       (0.00)           --           (0.00)        1.00
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08        1.00        0.02(b)      0.00         0.02       (0.02)           --           (0.02)        1.00
Year ended 08/31/07        1.00        0.04         0.00         0.04       (0.04)           --           (0.04)        1.00
Year ended 08/31/06        1.00        0.03         0.00         0.03       (0.03)           --           (0.03)        1.00
Year ended 08/31/05        1.00        0.01         0.00         0.01       (0.01)           --           (0.01)        1.00
Year ended 08/31/04(d)     1.00        0.00(b)      0.00         0.00       (0.00)        (0.00)          (0.00)        1.00
------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Five months ended
  08/31/08                 1.00        0.00(b)      0.00         0.00       (0.00)           --           (0.00)        1.00
Year ended 03/31/08        1.00        0.02        (0.00)        0.02       (0.02)           --           (0.02)        1.00
Year ended 03/31/07        1.00        0.03           --         0.03       (0.03)           --           (0.03)        1.00
Year ended 03/31/06        1.00        0.02           --         0.02       (0.02)           --           (0.02)        1.00
Year ended 03/31/05        1.00        0.00           --         0.00       (0.00)           --           (0.00)        1.00
Year ended 03/31/04        1.00        0.00           --         0.00       (0.00)           --           (0.00)        1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================

                                                       Ratio of            Ratio of
                                                       expenses            expenses
                                                      to average          to average      Ratio of net
                                                      net assets         net assets        investment
                                     Net assets,   with fee waivers  without fee waivers     income
                          TOTAL     end of period   and/or expenses    and/or expenses     to average
                        RETURN(a)  (000s omitted)      absorbed            absorbed        net assets
------------------------------------------------------------------------------------------------------
LIQUID ASSETS
  PORTFOLIO
Year ended 08/31/08        2.90%      $ 69,076           0.99%(c)            1.17%(c)         2.77%(c)
Year ended 08/31/07        4.46         39,244           0.99                1.18             4.38
Year ended 08/31/06        3.66         17,424           0.99                1.18             3.63
Year ended 08/31/05        1.61        128,244           0.99                1.19             1.57
Year ended 08/31/04        0.17         64,942           0.99(d)             1.18(d)          0.17(d)
------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08        2.73         65,753           0.99(c)             1.18(c)          2.59(c)
Year ended 08/31/07        4.47         30,950           0.99                1.19             4.38
Year ended 08/31/06        3.69         55,892           0.99                1.19             3.66
Year ended 08/31/05        1.63         66,695           0.99                1.19             1.61
Year ended 08/31/04        0.15        108,319           0.99                1.19             0.14
------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08        2.04         36,392           0.99(c)             1.18(c)          1.79(c)
Year ended 08/31/07        4.26         69,762           0.99                1.19             4.16
Year ended 08/31/06        3.47        133,700           0.99                1.20             3.40
Year ended 08/31/05        1.48         77,702           0.99                1.20             1.46
Year ended 08/31/04        0.11         79,975           0.98                1.19             0.09
------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/08        2.53        135,106           0.99(c)             1.14(c)          2.41(c)
Year ended 08/31/07        4.40         16,949           0.99                1.15             4.31
Year ended 08/31/06        3.59         21,889           0.99                1.16             3.58
Year ended 08/31/05        1.56          4,640           0.99                1.17             1.55
Year ended 08/31/04        0.15          2,839           0.99                1.15             0.16
------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08        2.38         12,521           0.99(c)             1.24%(c)         2.43%(c)
Year ended 08/31/07        4.30         11,944           0.99                1.30             4.21
Year ended 08/31/06        3.51            438           0.99                1.37             3.44
Year ended 08/31/05        1.50              0           0.99                1.41             1.53
Year ended 08/31/04(d)     0.15              1           0.92(e)             1.33(e)          0.18(e)
------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Five months ended
  08/31/08                 0.36         43,123           1.09(c)(e)          1.25(c)(e)       0.89(c)(e)
Year ended 03/31/08        2.38         60,789           1.09                1.25             2.36
Year ended 03/31/07        2.52         12,733           1.09                1.25             2.49
Year ended 03/31/06        1.64         19,052           1.09                1.27             1.62
Year ended 03/31/05        0.38          9,308           1.07                1.27             0.39
Year ended 03/31/04        0.08         14,030           0.98                1.27             0.07
______________________________________________________________________________________________________
======================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000s omitted) of $35,963, $59,244, $63,425, $133,107, $13,410 and $59,604 (annualized) for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d) Reserve Class Shares commenced on June 30, 2003 for Government TaxAdvantage Portfolio
(e)  Annualized.


71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Reserve Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Reserve Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Reserve Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Reserve Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas



73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------
                                                                                 HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE
                                                        ACTUAL                     EXPENSES)
                                              ------------------------------------------------------
                                 BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                               ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
        RESERVE CLASS            (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio          $1,000.00      $1,009.50       $5.00       $1,020.16       $5.03        0.99%
----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio              1,000.00       1,008.40        5.00        1,020.16        5.03        0.99
----------------------------------------------------------------------------------------------------------------
Treasury Portfolio                1,000.00       1,005.20        4.99        1,020.16        5.03        0.99
----------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio     1,000.00       1,007.40        5.00        1,020.16        5.03        0.99
----------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                       1,000.00       1,006.80        4.99        1,020.16        5.03        0.99
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                       1,000.00       1,005.20        5.51        1,019.71        5.55        1.09
----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the contract    ated the information provided differently
Short-Term Investments Trust is required     renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of each      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
series portfolio of the Trust's (each, a     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund) investment advisory agreement with     (Lipper), under the direction and            for each Fund and the other AIM Funds are
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        the result of years of review and
During contract renewal meetings held on     Officer who also prepares a separate         negotiation between the Trustees and
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Invesco Aim, that the Trustees may focus
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Trustees, voting separately, approved the    recommendations to the Investments           these arrangements in some years than in
continuance of each Fund's investment        Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee structure  independent written evaluation. The Senior
permits the Trustees to focus on the         Officer has recommended that an                 A. Nature, Extent and Quality of
performance of the AIM Funds that have       independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to each Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year


75  AIM SHORT-TERM INVESTMENTS TRUST                                                                                       continued

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion
knowledge. The Board also considered the     in the Lipper reports. The Board noted       GOVERNMENT & AGENCY PORTFOLIO
steps that Invesco Aim and its affiliates    that the Fund's performance was in the
have taken over the last several years to    second quintile of its performance group     The Board compared the Fund's performance
improve the quality and efficiency of the    for the one year period, and in the first    during the past one, three and five
services they provide to the AIM Funds in    quintile for the three and five year         calendar years to the performance of funds
the areas of investment performance,         periods (the first quintile being the best   in the Fund's performance group that are
product line diversification,                performing funds and the fifth quintile      not managed by Invesco Aim, and against
distribution, fund operations, shareholder   being the worst performing funds). The       the performance of all funds in the Lipper
services and compliance. The Board           Board noted that the Fund's performance      Institutional U.S. Government Money Market
concluded that the quality and efficiency    was above the performance of the Index for   Funds Index. The Board also reviewed the
of the services Invesco Aim and its          the one, three and five year periods. The    criteria used by Invesco Aim to identify
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      the funds in the Fund's performance group
each of these areas have generally           Aim has taken over the last several years    for inclusion in the Lipper reports. The
improved, and support the Board's approval   to improve the quality and efficiency of     Board noted that the Fund's performance
of the continuance of each Fund's            the services that Invesco Aim provides to    was in the first quintile of its
investment advisory agreement.               the AIM Funds. The Board concluded that      performance group for the one, three and
                                             Invesco Aim continues to be responsive to    five year periods (the first quintile
   B. Fund Performance                       the Board's focus on fund performance.       being the best performing funds and the
                                             Although the independent written             fifth quintile being the worst performing
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      funds). The Board noted that the Fund's
                                             only considered Fund performance through     performance was above the performance of
The Board compared the Fund's performance    the most recent calendar year, the Board     the Index for the one, three and five year
during the past one, three and five          also reviewed more recent Fund performance   periods. The Board also considered the
calendar years to the performance of funds   and this review did not change their         steps Invesco Aim has taken over the last
in the Fund's performance group that are     conclusions.                                 several years to improve the quality and
not managed by Invesco Aim, and against                                                   efficiency of the services that Invesco
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           Aim provides to the AIM Funds. The Board
Institutional Money Market Funds Index.                                                   concluded that Invesco Aim continues to
The Board noted that the Fund's              The Board compared the Fund's performance    be responsive to the Board's focus on fund
performance was in the second quintile of    during the past one, three and five          performance. Although the independent
its performance group for the one year       calendar years to the performance of funds   written evaluation of the Fund's Senior
period, and the first quintile for the       in the Fund's performance group that are     Officer only considered Fund performance
three and five year periods (the first       not managed by Invesco Aim, and against      through the most recent calendar year, the
quintile being the best performing funds     the performance of all funds in the Lipper   Board also reviewed more recent Fund
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     performance and this review did not change
performing funds). The Board noted that      Funds Index. The Board also reviewed the     their conclusions.
the Fund's performance was above the         criteria used by Invesco Aim to identify
performance of the Index for the one,        the funds in the Fund's performance group    GOVERNMENT TAXADVANTAGE PORTFOLIO
three and five year periods. The Board       for inclusion in the Lipper reports. The
also considered the steps Invesco Aim has    Board noted that the Fund's performance      The Board compared the Fund's performance
taken over the last several years to         was in the first quintile of its             during the past one, three and five
improve the quality and efficiency of the    performance group for the one, three and     calendar years to the performance of funds
services that Invesco Aim provides to the    five year periods (the first quintile        in the Fund's performance group that are
AIM Funds. The Board concluded that          being the best performing funds and the      not managed by Invesco Aim, and against
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    the performance of all funds in the Lipper
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Institutional U.S. Government Money Market
Although the independent written             performance was above the performance of     Funds Index. The Board also reviewed the
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   criteria used by Invesco Aim to identify
only considered Fund performance through     periods. The Board also considered the       the funds in the Fund's performance group
the most recent calendar year, the Board     steps Invesco Aim                            for inclusion in the Lipper reports. The
also reviewed more recent Fund perform-                                                   Board noted that


76   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of the Fund, including
quintile of its performance group for the                                                 one mutual fund advised by Invesco Aim.
one year period, and the second quintile     The Board compared each Fund's contractual   The Board noted that Government
for the three and five year periods (the     advisory fee rate to the contractual         TaxAdvantage Portfolio's rate was above
first quintile being the best performing     advisory fee rates of funds in the Funds'    the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board noted that Invesco Aim does
that the Fund's performance was above the    and as of the end of the past calendar       not serve as an advisor to other mutual
performance of the Index for the one,        year. The Board noted that each Fund's       funds or other clients with investment
three and five year periods. The Board       contractual advisory fee rate was below      strategies comparable to those of Treasury
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Portfolio or Tax-Free Cash Reserve
taken over the last several years to         of funds in its expense group. The Board     Portfolio.
improve the quality and efficiency of the    also reviewed the methodology used by
services that Invesco Aim provides to the    Lipper in determining contractual fee           The Board noted that Invesco Aim has
AIM Funds. The Board concluded that          rates.                                       contractually agreed to waive fees and/ or
Invesco Aim continues to be responsive to                                                 limit expenses of each Fund through at
the Board's focus on fund performance.          The Board also compared the effective     least June 30, 2009 in an amount necessary
Although the independent written             fee rate (the advisory fee after any         to limit total annual operating expenses
evaluation of the Fund's Senior Officer      advisory fee waivers and before any          to a specified percentage of average daily
only considered Fund performance through     expense limitations/waivers) of Liquid       net assets for each class of the Fund. The
the most recent calendar year, the Board     Assets Portfolio to the advisory fee rates   Board considered the contractual nature of
also reviewed more recent Fund performance   of other clients of Invesco Aim and its      this fee waiver and noted that it remains
and this review did not change their         affiliates with investment strategies        in effect until at least June 30, 2009.
conclusions.                                 comparable to those of the Fund, including   The Board also considered the effect this
                                             one mutual fund advised by Invesco Aim and   expense limitation would have on each
TAX-FREE CASH RESERVE PORTFOLIO              two private funds sub-advised by Invesco     Fund's estimated total expenses.
                                             Aim and an Invesco Aim affiliate. The
The Board compared the Fund's performance    Board noted that the Liquid Assets              After taking account of the Fund's
during the past one, three and five          Portfolio's rate was: (i) the same as the    contractual advisory fee rate, as well as
calendar years to the performance of funds   rate for the mutual fund; and (ii) above     the comparative advisory fee information
in the Fund's performance group that are     the rates for the two sub-advised private    and the expense limitation discussed
not managed by Invesco Aim, and against      funds.                                       above, the Board concluded that each
the performance of all funds in the Lipper                                                Fund's advisory fees were fair and
Institutional Tax-Exempt Money Market           The Board also compared the effective     reasonable.
Funds Index. The Board also reviewed the     fee rate (the advisory fee after any
criteria used by Invesco Aim to identify     advisory fee waivers and before any             D. Economies of Scale and Breakpoints
the funds in the Fund's performance group    expense limitations/waivers) of STIC Prime         Liquid Assets Portfolio, STIC Prime
for inclusion in the Lipper reports. The     Portfolio to the advisory fee rates of             Portfolio, Treasury Portfolio and
Board noted that the Fund's performance      other clients of Invesco Aim and its               Government & Agency Portfolio
was in the third quintile of its             affiliates with investment strategies
performance group for the one, three and     comparable to those of the Fund, including   The Board considered the extent to which
five year periods (the first quintile        one mutual fund advised by Invesco Aim and   there are economies of scale in Invesco
being the best performing funds and the      two private funds sub-advised by Invesco     Aim's provision of advisory services to
fifth quintile being the worst performing    Aim and an Invesco Aim affiliate. The        each Fund. The Board also considered
funds). The Board noted that the Fund's      Board noted that the STIC Prime              whether each Fund benefits from such
performance was above the performance of     Portfolio's rate was: (i) the same as the    economies of scale through contractual
the Index for the one, three and five year   rate for the mutual fund; and (ii) above     breakpoints in each Fund's advisory fee
periods. The Board also considered the       the rates for the two sub-advised private    schedule or through advisory fee waivers
steps Invesco Aim has taken over the last    funds.                                       or expense limitations. The Board noted
several years to improve the quality and                                                  that each Fund's contractual advisory fee
efficiency of the services that Invesco         The Board also compared the effective     schedule does not include any breakpoints.
Aim provides to the AIM Funds. The Board     fee rate (the advisory fee after any         The Board considered whether it would be
concluded that Invesco Aim continues to      advisory fee waivers and before any          appropriate to add advisory fee
be responsive to the Board's focus on fund   expense limitations/waivers) of Government   breakpoints for each Fund or whether, due
performance. Although the independent        & Agency Portfolio to the advisory fee       to the nature of each Fund and the
written evaluation of the Fund's Senior      rates of other clients of Invesco Aim and    advisory fee structures of comparable
Officer only considered Fund performance     its affiliates with investment strategies    funds, it was reasonable to structure the
through the most recent calendar year, the   comparable to those of each Fund,            advisory fee without breakpoints. Based on
Board also reviewed more recent Fund         including one mutual fund advised by         this review, the Board concluded that it
performance and this review did not change   Invesco Aim. The Board noted that            was not necessary to add breakpoints to
their conclusions.                           Government & Agency Portfolio's rate was     each Fund's advisory fee schedule and
                                             below the rate for the other mutual fund.    concluded that, absent breakpoints, each
                                                                                          Fund's contractual advisory fees remain
                                                The Board also compared the effective     constant and do not reflect economies of
                                             fee rate (the advisory fee after any         scale. The Board also noted that each Fund
                                             advisory fee waivers and before any          shares directly in economies of
                                             expense limitations/waivers) of Government
                                             Tax-Advantage Portfolio to the advisory
                                             fee rates of other clients of Invesco Aim
                                             and its affiliates with investment
                                             strategies


77   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

scale through lower fees charged by third    vesco Aim and its affiliates in providing    which are reviewed and approved on an
party service providers based on the         these services. The Board also reviewed      annual basis by the Board. The Board
combined size of all of the AIM Funds and    information concerning the financial         concluded that Invesco Aim and its
affiliates.                                  condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profit-ability information.      were qualified to continue to provide
The Board considered the extent to which     The Board considered the overall             these services to each Fund.
there are economies of scale in Invesco      profitability of Invesco Aim, as well as
Aim's provision of advisory services to      the profitability of Invesco Aim in             The Board considered the benefits
the Fund. The Board also considered          connection with managing each Fund. The      realized by Invesco Aim as a result of
whether the Fund benefits from such          Board noted that Invesco Aim continues to    portfolio brokerage transactions executed
economies of scale through contractual       operate at a net profit, although            through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       increased expenses in recent years have      these arrangements, portfolio brokerage
schedule or through advisory fee waivers     reduced the profitability of Invesco Aim     commissions paid by the Funds and/or other
or expense limitations. The Board noted      and its affiliates. The Board concluded      funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     that each Fund's fees were fair and          pay for research and execution services.
schedule includes two breakpoints and that   reasonable, and that the level of profits    The Board noted that soft dollar
the level of the Fund's advisory fees, as    realized by Invesco Aim and its affiliates   arrangements shift the payment obligation
a percentage of the Fund's net assets, has   from providing services to the Fund was      for the research and execution services
decreased as net assets increased because    not excessive in light of the nature,        from Invesco Aim to the funds and
of the breakpoints. Based on this            quality and extent of the services           therefore may reduce Invesco Aim's
information, the Board concluded that the    provided. The Board considered whether       expenses. The Board also noted that
Fund's advisory fees appropriately reflect   Invesco Aim is financially sound and has     research obtained through soft dollar
economies of scale at current asset          the resources necessary to perform its       arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   obligations under each Fund's investment     making investment decisions for each Fund
shares directly in economies of scale        advisory agreement, and concluded that       and may therefore benefit Fund
through lower fees charged by third party    Invesco Aim has the financial resources      shareholders. The Board concluded that
service providers based on the combined      necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist        A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                       Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management          Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of In-           that these services are provided to each
                                             Fund pursuant to written contracts


78   AIM SHORT-TERM INVESTMENTS TRUST                                                                                      continued

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will
benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by In-vesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to           [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco       - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com   STIT-AR-7   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]               RESOURCE CLASS
- SERVICE MARK -                 SHORT-TERM INVESTMENTS TRUST (STIT)
                                 Liquid Assets Portfolio
                                 STIC Prime Portfolio
                                 Treasury Portfolio
                                 Government & Agency Portfolio
                                 Government TaxAdvantage Portfolio
                                 Tax-Free Cash Reserve Portfolio

                                 Annual Report to Shareholders o August 31, 2008

                               [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
4    Fund Composition by Maturity
5    Fund Objectives and Strategies
6    Schedules of Investments
52   Financial Statements
60   Notes to Financial Statements
71   Financial Highlights
73   Auditor's Report
74   Fund Expenses
75   Approval of Investment Advisory Agreement
80   Tax Information
81   Results of Proxy
83   Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

                         Dear Fellow Shareholders:

                         It is a pleasure to provide you with this annual report on the performance of the Resource Class of
                         Short-Term Investments Trust, part of Invesco Aim Cash Management, for the fiscal year ended August 31,
                         2008. Thank you for investing with us.

                            Through a combination of short-term cash management vehicles and selective use of a longer maturity
        [KELLEY          schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively
         PHOTO]          short maturity structure.

                         MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

     Karen Dunn Kelley   Weakness in the housing market, sharply higher energy and food prices, a widening credit crunch and slowing consumer spending were among the factors that contributed to general economic weakness for much of the fiscal year. Gross domestic product (GDP), the broadest measure of overall economic activity, expanded at an annualized rate of 4.8% in the third quarter of 2007 before contracting at an annualized rate of 0.2% in the fourth quarter.(1)
GDP grew at annualized rates of 0.9% and 2.8% in the first and second quarters of 2008, respectively.(1)

   The U.S. Federal Reserve (the Fed) moved aggressively throughout the fiscal year to attempt to stimulate economic growth and enhance liquidity. In seven separate actions, the central bank lowered short-term interest rate targets from 5.25% to 2.00%.(2)
Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   Beginning in March 2008, the Fed expanded its lending authority and increased liquidity to ensure the smooth functioning of the financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns, and it created a new program to provide loans directly to large investment banks.

   After the close of the fiscal year, market volatility increased significantly. To put some context around the recent financial events: The markets have shown serious strain for more than a year, largely as a result of years of lax credit practices associated with the housing boom. Mortgage loans of questionable quality were often bundled into hard-to-understand securities and sold to various financial institutions. The complexity and obscure structure of these securities hid an Achilles' heel of our financial system, creating a liquidity crisis of historic severity.

   The expansion of this liquidity crisis threatened to undermine the entire financial system, and it required government intervention to help restore confidence. Among the programs created for this purpose were the ABCP Money Market Mutual Fund
Liquidity Facility, the Temporary Guarantee Program for Money Market Funds and the Commercial Paper Funding Facility. Also, in early
October, the Fed -- in concert with five other central banks -- cut short-term interest rate targets by a half a point to restore confidence in the markets, encourage banks to lend and help ease the effects of the global financial crisis.(2)

   In our ongoing effort to communicate timely and relevant information to our clients, we continue to emphasize that safety is of paramount importance to the investment process for all of Invesco Aim's money market funds. Our conservative investment philosophy, which has been in place for more than 27 years, will always focus on our commitment to provide safety, liquidity and yield -- in that order -- to our money market fund investors.

   None of our U.S. money market portfolios has any exposure to troubled firms such as Lehman Brothers Holdings, or any of its subsidiaries; American International Group; or Washington Mutual. In fact, during the recent period of market turbulence, Invesco
Aim's money market funds held no securities that were downgraded by the credit agencies.

   Because money market funds invest in short-term securities, the yield you earned on your investment in the Fund declined during the fiscal year. The fiscal year began with three-month Treasuries yielding 4.09% and 30-year Treasuries yielding 4.83%.(3) By
August 31, 2008, both short- and long-term Treasuries had declined, with three-month Treasuries yielding just 1.71% and 30-year
Treasuries yielding 4.41%.(3) This decline was due primarily to the Fed's efforts to stimulate the economy by cutting short-term interest rate targets.

WELCOME TO INVESCO AIM

On March 31, 2008, AIM Investments became Invesco Aim, combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   Invesco is one of the world's largest and most diversified global investment managers with $450 billion in assets under management as of August 31, 2008, and 5,300 employees in 13 investment centers worldwide serving clients in 100 countries. To learn more, visit our website, invescoaim.com.

   Invesco Aim is dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash
Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

October 20, 2008

(1) Bureau of Economic Analysis;

(2) U.S. Federal Reserve;

(3) Lehman Brothers Inc.

The views and opinions expressed in this letter are those of Invesco Aim Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Aim Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


2   SHORT-TERM INVESTMENTS TRUST

                         Dear Fellow Shareholders:

                         As I write this letter, recent market turbulence has again reminded investors that cyclicality and the correction of excess can be painful, at least in the short-term. Your Board of Trustees believes in the wisdom of a long-term perspective and consistent investment discipline. We continue to put your interests first in the effort to improve investment performance, contain shareholder costs and uphold the highest
        [CROCKETT        ethical standards.
          PHOTO]
                            At its June meeting, your Board reviewed and renewed for another year the investment advisory contracts
     Bruce Crockett      between the AIM Funds and Invesco Aim Advisors, Inc. Again this year, the decision was the culmination of a year-long process during which your Board, working in Sub-Committees, conducted a review of the performance, fees and expenses of each AIM Fund both in absolute terms and relative to industry averages.
                         For the contract renewal discussion, the independent Trustees met and voted separately, receiving independent advice from independent legal counsel and assistance from the independent Senior Officer, who reports directly to the independent Trustees. This review is one of the most important ways your Board exercises its fiduciary responsibility, and we invest considerable time and diligence in making sure these agreements represent your best interests. You can find details on the results of both the 2007 and 2008 investment advisory and sub-advisory agreement renewal process at invescoaim.com. Go to "Products &
Performance" and click on "Investment Advisory Agreement Renewals."

   We remain enthusiastic about the global reach and investment expertise that Invesco, a leading independent global investment management company, brings to the management of AIM Funds as the parent company of the advisers. The diverse investment strategies deployed throughout the worldwide network of Invesco investment centers has helped strengthen the management of many AIM Funds. The rebranding of the Funds' management company as Invesco Aim was followed by the launch of an upgraded, investor-friendly website
(invescoaim.com); a new mountain logo using a Himalayan peak to symbolize stability, endurance, strength and longevity; and a new ad campaign. Emphasizing Invesco Aim's focus and investment quality, the ads will appear in financial publications such as Barron's and
Investment News through the end of 2008.

   As always, you are welcome to email your questions or comments to me at bruce@brucecrockett.com. The dialogue that has been established in this way has been instructive for your Board, and we want it to continue. Although the production schedule for Fund annual reports and prospectuses allows me to write these letters of general report and response just twice a year, please be assured that your comments are received, welcomed and heard in the interim.

   We look forward to hearing from you and to representing you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees
October 20, 2008


3   SHORT-TERM INVESTMENTS TRUST

FUND DATA

====================================================================================================================================
RESOURCE CLASS DATA AS OF 8/31/08

FUND                                                           YIELDS                   WEIGHTED AVERAGE MATURITY   TOTAL NET ASSETS
                                                          7-DAY SEC YIELDS
                                                            HAD FEES NOT
                                                         BEEN WAIVED AND/OR              RANGE DURING   AT FISCAL
                                               7-DAY        EXPENSES NOT      MONTHLY       FISCAL         YEAR
                                            SEC YIELDS     BEEN REIMBURSED     YIELDS        YEAR          END

Liquid Assets                                  2.34%            2.28%          2.34%     28 - 54 days    38 days     $  1.2 billion
STIC Prime                                     2.22             2.11           2.22      14 - 25 days    24 days      482.6 million
Treasury                                       1.70             1.59           1.67      14 - 56 days    33 days      629.2 million
Government & Agency                            2.02             1.95           2.01      28 - 57 days    37 days      325.6 million
Government TaxAdvantage                        1.92             1.70           1.96      17 - 48 days    29 days       34.1 million
Tax-Free Cash Reserve*                         1.40             1.33           1.39      21 - 33 days    33 days      261.4 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher.
Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

*  Performance data quoted for Tax-Free Cash Reserve Portfolio are for the period April 1, 2008 to August 31, 2008.
====================================================================================================================================

FUND COMPOSITION BY MATURITY

=======================================================================================   ==========================================
IN DAYS, AS OF 8/31/08                                                                    IN DAYS, AS OF 8/31/08

                       LIQUID                GOVERNMENT    GOVERNMENT      TAX-FREE       STIC PRIME PORTFOLIO(3, 4)
                       ASSETS     TREASURY    & AGENCY    TAXADVANTAGE   CASH RESERVE
                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      1-7                                  31.3%
                     (1, 3, 4)      (3)        (2, 3)        (2, 3)         (3, 5)        8-14                                  9.9
1-7                    31.0%       67.9%        63.0%         64.6%          76.8%        15-21                                10.2
8-30                   23.5         1.6          8.7           2.8            2.8         22-28                                10.1
31-90                  34.0        17.7         11.4          21.6           11.1         29-35                                 9.5
91-180                 11.5         9.7          9.1           2.5            2.9         36-42                                10.2
181+                    0.0         3.1          7.8           8.5            6.4         43-60                                18.8
=======================================================================================   ==========================================

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

(1)  The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in foreign securities and securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

(2)  Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

(3)  The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S.
     government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S.
     government.

(4)  The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the
     Fund's performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the
     U.S. and abroad.

(5)  The value of, payment of interest and repayment of principal with respect to, and the ability of the Fund to sell a municipal security, may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located.


4   SHORT-TERM INVESTMENTS TRUST

FUND OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO                                           GOVERNMENT TAXADVANTAGE PORTFOLIO

Liquid Assets Portfolio seeks to provide as high a level of       Government TaxAdvantage Portfolio seeks to maximize current
current income as is consistent with the preservation of          income consistent with the preservation of capital and the
capital and liquidity.                                            maintenance of liquidity.

   The Fund invests primarily in short-term money market             The Fund may invest in direct obligations of the U.S.
instruments that blend top-tier, high quality U.S.                Treasury and in U.S. government agency securities with
dollar-denominated obligations, which include commercial paper,   maturities of 397 days or less. This is intended to provide
certificates of deposit, master and promissory notes, municipal   shareholders with dividends exempt from state and local income
securities and repurchase agreements.                             taxes in some jurisdictions. Investors residing in states with state income tax may find it more profitable to invest in this
STIC PRIME PORTFOLIO                                              Fund than in a fund not designed to comply with state tax
                                                                  considerations. This does not constitute tax advice. Please
STIC Prime Portfolio seeks to maximize current income             consult your tax advisor for your particular situation.
consistent with the preservation of capital and the maintenance
of liquidity.                                                     TAX-FREE CASH RESERVE PORTFOLIO

   The Fund invests in high quality U.S. dollar-denominated       Tax-Free Cash Reserve Portfolio seeks to provide as high a
commercial paper and other commercial instruments with            level of tax-exempt income as is consistent with the
maturities of 60 days or less, including certificates of          preservation of capital and maintenance of liquidity.
deposit, repurchase agreements and master notes.
                                                                     The Fund invests in high quality, short-term municipal
TREASURY PORTFOLIO                                                obligations, seeking to provide income exempt from federal taxation. The Fund's structure is driven to some extent by the
Treasury Portfolio seeks to maximize current income consistent    supply and availability of municipal securities. Liquidity is
with the preservation of capital and the maintenance of           managed with daily and weekly variable rate demand notes.
liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and repurchase agreements backed by Treasury obligations.
Securities purchased by the Fund have maturities of 397 days or less.

GOVERNMENT & AGENCY PORTFOLIO

Government & Agency Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

   The Fund invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to payment of principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Securities purchased by the portfolio have maturities of 397 days or less.

====================================================================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.
====================================================================================================================================

====================================================================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
====================================================================================================================================

====================================================================================================================================
INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.
====================================================================================================================================


5   SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-36.77%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-3.65%

  Amstel Funding Corp.(b)(c)                          2.88%     09/10/08    $      150,000    $   149,892,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/17/08           176,409        176,194,173
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     09/17/08            50,000         49,933,333
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.74%     09/18/08            94,283         94,161,008
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.85%     09/19/08           200,000        199,715,000
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.88%     09/29/08           100,000         99,776,389
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/16/08           100,000         99,617,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.06%     10/22/08           100,000         99,566,500
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          2.98%     11/12/08            70,000         69,582,800
-------------------------------------------------------------------------------------------------------------
  Amstel Funding Corp.(b)(c)                          3.00%     11/13/08            86,427         85,901,236
-------------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.(b)(c)                    2.73%     10/28/08            55,000         54,762,263
=============================================================================================================
                                                                                                1,179,102,202
=============================================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-0.67%

  Old Line Funding, LLC(c)                            2.77%     10/08/08            70,000         69,800,714
-------------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(c)                            2.75%     10/15/08            47,749         47,588,510
-------------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(c)                         2.80%     09/04/08           100,000         99,976,667
=============================================================================================================
                                                                                                  217,365,891
=============================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-8.27%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.92%     09/10/08            50,000         49,963,500
-------------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(c)                                        2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.92%     09/10/08           100,000         99,927,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      3.00%     10/22/08           100,000         99,575,000
-------------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(c)      2.80%     11/05/08            75,000         74,620,833
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.85%     09/17/08           100,000         99,873,333
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.87%     09/23/08            70,146         70,022,972
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/19/08            75,000         74,539,167
-------------------------------------------------------------------------------------------------------------
  Gotham Funding Corp. (CEP-Bank of Tokyo
     Mitsubishi UFJ, Ltd. (The))(b)(c)                2.80%     11/24/08            30,000         29,804,000
-------------------------------------------------------------------------------------------------------------
  Govco LLC (Multi CEP's-Government sponsored
     entities)(c)                                     3.00%     12/22/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  Kitty Hawk Funding Corp. (CEP-Bank of America,
     N.A.)(c)                                         2.62%     09/17/08           100,000         99,883,556
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.92%     09/05/08           140,000        139,954,578
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.03%     11/05/08            60,000         59,671,750
-------------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.85%     11/18/08            60,000         59,629,500
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     09/08/08            15,000         14,991,250
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            2.83%     09/12/08           150,000        149,870,292
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.02%     10/06/08            90,000         89,735,750
-------------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(c)            3.00%     10/21/08           150,000        149,375,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-(CONTINUED)

  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.57%     09/05/08    $      170,000    $   169,951,456
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.55%     09/15/08            75,200         75,125,427
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.60%     09/29/08           169,000        168,658,244
-------------------------------------------------------------------------------------------------------------
  LMA Americas LLC (CEP-Credit Agricole
     S.A.)(b)(c)                                      2.70%     10/30/08           180,000        179,203,500
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.60%     09/15/08            50,000         49,949,444
-------------------------------------------------------------------------------------------------------------
  Matchpoint Master Trust-Series A, (CEP-BNP
     Paribas)(b)(c)                                   2.55%     09/29/08            50,000         49,900,833
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.51%     09/08/08            82,000         81,959,979
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.87%     09/09/08           100,000         99,936,222
-------------------------------------------------------------------------------------------------------------
  Picaros Funding LLC/PLC (CEP-KBC Bank
     N.V.)(b)(c)                                      2.60%     10/07/08           100,000         99,740,000
-------------------------------------------------------------------------------------------------------------
  Ticonderoga Funding LLC (CEP-Bank of America,
     N.A.)(c)                                         2.47%     09/18/08           164,388        164,196,260
=============================================================================================================
                                                                                                2,673,746,346
=============================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.63%

  Atlantic Asset Securitization LLC(c)                2.76%     11/21/08           113,572        112,866,718
-------------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC(c)                     2.30%     09/02/08           200,000        199,987,222
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.80%     09/16/08           124,500        124,354,750
-------------------------------------------------------------------------------------------------------------
  Enterprise Funding Co. LLC(c)                       2.77%     11/18/08            77,168         76,704,863
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.65%     09/16/08            50,000         49,944,792
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.80%     09/17/08           100,000         99,875,556
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.47%     09/25/08           100,000         99,835,333
-------------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(c)                 2.75%     10/08/08            75,000         74,788,021
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.75%     09/08/08            34,000         33,981,819
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.87%     09/15/08           100,000         99,888,389
-------------------------------------------------------------------------------------------------------------
  Mont Blanc Capital Corp.(b)(c)                      2.73%     10/14/08           130,339        129,913,986
-------------------------------------------------------------------------------------------------------------
  Ranger Funding Co. LLC(c)                           2.72%     10/14/08            75,000         74,756,333
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.63%     09/17/08            50,000         49,941,556
-------------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(c)                      2.65%     09/22/08           100,000         99,845,417
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.45%     09/03/08           420,192        420,134,807
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.88%     09/15/08           100,000         99,888,000
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     09/18/08            98,922         98,786,065
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.86%     10/07/08            50,627         50,482,207
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.73%     10/30/08            50,000         49,776,292
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.90%     11/07/08           190,958        189,927,357
-------------------------------------------------------------------------------------------------------------
  Thames Asset Global Sec No. 1, Inc.(b)(c)           2.91%     12/08/08           100,000         99,207,833
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.48%     09/09/08           120,135        120,068,792
-------------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(b)(c)                           2.90%     11/20/08           150,000        149,033,333
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/09/08            75,883         75,840,843
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.85%     09/16/08            75,000         74,910,938
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.87%     09/19/08           105,000        104,849,325
-------------------------------------------------------------------------------------------------------------
  Victory Receivables Corp.(b)(c)                     2.50%     09/23/08           100,000         99,847,222
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/10/08            65,000         64,649,903
-------------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(c)                           2.77%     11/14/08            90,000         89,487,550
=============================================================================================================
                                                                                                3,113,575,222
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-3.49%

  Grampian Funding Ltd./LLC(b)(c)                     2.86%     09/16/08    $      175,000    $   174,791,458
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.88%     10/10/08           100,000         99,688,542
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.76%     10/20/08            75,000         74,718,250
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/04/08            90,000         89,538,400
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/19/08           225,000        223,573,062
-------------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC(b)(c)                     2.89%     11/20/08            75,000         74,518,333
-------------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(c)                            2.90%     12/17/08            50,000         49,569,028
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     10/14/08           100,000         99,663,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.93%     11/18/08           100,000         99,365,167
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/19/08            75,000         74,535,875
-------------------------------------------------------------------------------------------------------------
  Tempo Finance Ltd/Corp.(b)(c)                       2.82%     11/24/08            70,000         69,539,400
=============================================================================================================
                                                                                                1,129,500,682
=============================================================================================================


ASSET-BACKED SECURITIES-TRADE RECEIVABLES-0.46%

  Eureka Securitization, Inc.(c)                      2.87%     10/07/08           150,000        149,569,500
=============================================================================================================


CONSUMER FINANCE-0.05%

  American Honda Finance Corp.                        2.15%     10/03/08            14,500         14,472,289
=============================================================================================================


DIVERSIFIED BANKS-5.52%

  ABN-AMRO North America Finance Inc.(b)              2.38%     09/05/08               300            299,921
-------------------------------------------------------------------------------------------------------------
  ABN-AMRO North America Finance Inc.(b)              3.02%     10/29/08           200,000        199,026,889
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.61%     09/19/08           125,000        124,837,187
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.(b)(c)         2.59%     09/26/08           100,000         99,820,139
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.71%     11/20/08           150,000        149,096,667
-------------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC(b)                             2.80%     12/30/08           100,000         99,066,667
-------------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.87%     12/18/08           200,000        198,278,000
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.71%     10/15/08           100,000         99,668,778
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.70%     11/12/08           150,000        149,191,500
-------------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)         2.80%     12/16/08           100,000         99,177,028
-------------------------------------------------------------------------------------------------------------
  Rabobank USA Financial Corp.(b)                     2.64%     11/03/08            14,000         13,935,320
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.31%     09/02/08           200,000        199,987,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.76%     11/03/08           100,000         99,517,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.77%     11/06/08           100,000         99,492,166
-------------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.(b)             2.78%     11/12/08           150,000        149,166,000
-------------------------------------------------------------------------------------------------------------
  UBS Finance (Delaware) Inc.(b)                      2.78%     09/08/08             3,500          3,498,108
=============================================================================================================
                                                                                                1,784,058,536
=============================================================================================================


LIFE & HEALTH INSURANCE-0.77%

  Metlife Short Term Funding LLC(c)                   2.91%     12/01/08           150,000        148,896,625
-------------------------------------------------------------------------------------------------------------
  Metlife Short Term Funding LLC(c)                   2.98%     12/31/08           100,000         98,998,389
=============================================================================================================
                                                                                                  247,895,014
=============================================================================================================


REGIONAL BANKS-4.26%

  ANZ National (International) Ltd.(b)(c)             2.68%     10/14/08           150,000        149,519,833
-------------------------------------------------------------------------------------------------------------
  ANZ National (International) Ltd.(b)(c)             2.98%     10/21/08           100,000         99,586,111
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Danske Corp.(b)(c)                                  2.43%     09/12/08    $      118,303    $   118,215,160
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.70%     10/14/08           175,000        174,435,625
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.60%     10/27/08           100,000         99,595,556
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.80%     12/08/08            80,000         79,390,222
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)(d)                               2.88%     12/15/08           100,000        100,009,814
-------------------------------------------------------------------------------------------------------------
  Danske Corp.(b)(c)                                  2.82%     12/31/08           100,000         99,052,167
-------------------------------------------------------------------------------------------------------------
  Nordea North America Inc.(b)                        2.53%     10/21/08           150,000        149,472,917
-------------------------------------------------------------------------------------------------------------
  Stadshypotek Delaware, Inc.(b)(c)                   2.66%     10/09/08           100,000         99,719,222
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken, Inc.(b)                      2.38%     09/22/08             9,000          8,987,531
-------------------------------------------------------------------------------------------------------------
  Swedbank A.B.(b)                                    2.47%     09/23/08           200,000        199,698,111
=============================================================================================================
                                                                                                1,377,682,269
=============================================================================================================
     Total Commercial Paper (Cost $11,886,967,951)                                             11,886,967,951
=============================================================================================================



CERTIFICATES OF DEPOSIT-31.24%

DIVERSIFIED BANKS-18.42%

  ABN AMRO Bank N.V. (United Kingdom)(b)              3.04%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  ABN AMRO Bank N.V. (United Kingdom)(b)              3.18%     12/12/08           150,000        150,004,183
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.69%     10/09/08           120,000        120,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.98%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.99%     10/28/08           100,000        100,000,780
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.79%     11/07/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.84%     12/08/08           100,000        100,002,696
-------------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.               2.92%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------
  Bank of America, N.A.                               2.54%     09/26/08           100,000        100,009,463
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.63%     09/29/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Nova Scotia                                 2.69%     11/28/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.83%     09/10/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                2.74%     10/09/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Scotland PLC                                3.50%     10/22/08           118,000        118,063,834
-------------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(b)                     2.88%     12/12/08           150,000        150,004,209
-------------------------------------------------------------------------------------------------------------
  BNP Paribas                                         2.89%     12/22/08           100,000        100,003,081
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     09/26/08            60,000         59,991,492
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/07/08           100,000        100,000,986
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         2.72%     10/14/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.                                         3.02%     10/27/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  CALYON S.A.(d)                                      2.43%     12/22/08            42,000         41,964,250
-------------------------------------------------------------------------------------------------------------
  Dexia Bank S.A.                                     2.82%     10/14/08            50,000         50,000,593
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Bank PLC (United Kingdom)(b)             2.72%     11/28/08           150,000        150,003,642
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.88%     12/08/08           100,000        100,002,695
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd.                        2.88%     12/17/08           100,000        100,002,936
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  National Australia Bank Ltd. (United Kingdom)(b)    2.86%     12/22/08    $      100,000    $   100,003,081
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(b)    2.82%     12/31/08           150,000        150,004,993
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.56%     09/11/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.67%     10/28/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.75%     11/07/08           100,000        100,005,507
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                  2.72%     11/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.60%     09/03/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.85%     09/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.71%     11/12/08           200,000        200,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.78%     12/19/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada                                2.72%     12/23/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          3.06%     10/29/08           100,000        100,001,587
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                       2.86%     12/15/08           125,000        125,008,562
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC                          2.97%     12/15/08           100,000        100,002,880
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC (United Kingdom)(b)      3.18%     12/29/08           100,000        100,050,419
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.78%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.80%     09/04/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.93%     09/16/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Societe Generale                                    2.87%     11/06/08            80,000         80,000,067
-------------------------------------------------------------------------------------------------------------
  Societe Generale(d)                                 2.87%     02/24/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                               2.86%     09/05/08           160,000        160,003,649
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.51%     09/22/08           100,000        100,000,582
-------------------------------------------------------------------------------------------------------------
  UBS AG                                              2.69%     09/29/08           100,000        100,000,774
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.83%     09/08/08           100,000        100,000,096
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.70%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           2.98%     10/09/08           150,000        150,001,571
-------------------------------------------------------------------------------------------------------------
  UniCredito Italiano S.p.A                           3.04%     11/28/08           100,000        100,002,419
-------------------------------------------------------------------------------------------------------------
  Wachovia Bank, N.A.(d)                              3.01%     01/27/09           100,000        100,000,000
=============================================================================================================
                                                                                                5,955,147,034
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-0.31%

  Deutsche Bank A.G                                   2.70%     11/04/08           100,000        100,000,000
=============================================================================================================


REGIONAL BANKS-12.51%

  Abbey National North America LLC                    2.56%     09/11/08           100,000        100,000,274
-------------------------------------------------------------------------------------------------------------
  Abbey National North America LLC                    2.74%     11/07/08           100,000        100,001,836
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.73%     10/02/08           100,000        100,018,803
-------------------------------------------------------------------------------------------------------------
  Abbey National Treasury Services PLC(d)             2.88%     07/15/09           100,000        100,008,183
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             2.65%     09/11/08            50,000         50,000,000
-------------------------------------------------------------------------------------------------------------
  Allied Irish Banks, PLC                             3.08%     10/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.71%     09/08/08           100,000        100,000,193
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       2.50%     09/26/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.       3.05%     12/11/08           100,000        100,013,851
-------------------------------------------------------------------------------------------------------------
  Australia and New Zealand Banking Group, Ltd.
     (United Kingdom)(b)                              2.98%     12/30/08           150,000        150,004,931
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

  Banco Santander, S.A.                               2.65%     09/17/08    $      100,000    $   100,000,000
-------------------------------------------------------------------------------------------------------------
  Banco Santander, S.A.                               3.04%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland                                     3.01%     12/15/08            50,000         50,001,440
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.(d)                            2.41%     10/02/08            50,000         49,991,399
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               2.71%     10/14/08           125,000        125,001,473
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A.                               3.06%     10/21/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.77%     11/04/08           100,000        100,001,766
-------------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(b)                   2.75%     11/28/08           100,000        100,002,427
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.83%     11/17/08           100,000        100,002,118
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.73%     11/28/08           100,000        100,002,428
-------------------------------------------------------------------------------------------------------------
  HSBC Bank U.S.A N.A.                                2.91%     12/29/08           100,000        100,003,265
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.45%     09/12/08            50,000         50,000,152
-------------------------------------------------------------------------------------------------------------
  KBC Bank N.V.                                       2.73%     09/15/08           125,000        125,000,483
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.75%     09/10/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.53%     09/22/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.69%     09/22/08            75,000         75,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.81%     10/10/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Mitsubishi UFJ Trust & Banking Corp.                2.92%     12/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.70%     10/07/08           200,000        200,000,986
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.65%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Nordea Bank A.B                                     2.93%     10/23/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.81%     09/08/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.61%     10/01/08           100,000         99,994,196
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.69%     10/08/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B                           2.66%     10/09/08           120,000        120,001,250
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.11%     07/08/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Svenska Handelsbanken A.B.(d)                       3.16%     08/26/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.69%     09/12/08           100,000        100,000,302
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp.                               2.81%     10/17/08           100,000        100,000,630
=============================================================================================================
                                                                                                4,045,052,386
=============================================================================================================
     Total Certificates of Deposit (Cost $10,100,199,420)                                      10,100,199,420
=============================================================================================================



MEDIUM-TERM NOTES-5.72%

CONSUMER FINANCE-0.62%

  Toyota Motor Credit Corp., Floating Rate MTN(d)     2.49%     08/03/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.; Series B, Floating
  Rate MTN(d)                                         2.51%     02/06/09           100,000        100,000,000
=============================================================================================================
                                                                                                  200,000,000
=============================================================================================================


DIVERSIFIED BANKS-3.65%

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN(d)                                           2.92%     03/24/09           239,910        239,889,668
-------------------------------------------------------------------------------------------------------------
  Bank of Ireland, Sr. Unsec. Gtd. Floating Rate
     MTN(b)(d)                                        2.82%     12/19/08            75,000         74,951,200
-------------------------------------------------------------------------------------------------------------
  Lloyds TSB Group PLC, Floating Rate MTN(b)(c)(d)    2.63%     09/05/08            75,000         75,000,297
-------------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd., Floating Rate
     MTN(b)(c)(d)                                     2.79%     10/01/08           100,000        100,013,157
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

  Rabobank Nederland, Sr. Floating Rate
     MTN(b)(c)(d)                                     2.79%     04/06/09    $      100,000    $    99,973,379
-------------------------------------------------------------------------------------------------------------
  Rabobank Nederland; Series 1537 A, Sr. Unsec.
  Unsub. Floating Rate MTN(b)(c)(d)                   2.81%     01/15/09           150,000        150,004,411
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada, Floating Rate Yankee
     MTN(b)(d)                                        2.52%     10/09/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada; Series C, Sr. Unsec.
  Floating Rate MTN(b)(d)                             2.99%     07/15/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC, Sr. Unsec. Unsub.
     Floating Rate MTN(b)(c)(d)                       2.47%     09/19/08            60,000         60,000,000
-------------------------------------------------------------------------------------------------------------
  Unicredit Luxembourg Finance S.A., Sr. Gtd.
     Floating Rate MTN(b)(c)(d)                       2.85%     10/24/08            90,000         89,991,482
-------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co., Sr. Unsec. Floating Rate
     MTN(c)(d)                                        2.62%     11/14/08            90,000         90,003,069
=============================================================================================================
                                                                                                1,179,826,663
=============================================================================================================


PROPERTY & CASUALTY INSURANCE-0.59%

  Allstate Life Global Funding II Sr. Sec.
     Floating Rate MTN(c)(d)                          2.56%     10/15/08           130,000        130,000,000
-------------------------------------------------------------------------------------------------------------
  Allstate Life Global Funding Trusts Sr. Sec.
     Floating Rate MTN(d)                             2.76%     12/08/08            60,000         60,012,810
=============================================================================================================
                                                                                                  190,012,810
=============================================================================================================


REGIONAL BANKS-0.86%

  Svenska Handelsbanken A.B. Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/13/08           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.45%     09/05/08            30,000         30,000,009
-------------------------------------------------------------------------------------------------------------
  Westpac Banking Corp., Floating Rate
     MTN(b)(c)(d)                                     2.95%     02/06/09           150,000        149,974,618
=============================================================================================================
                                                                                                  279,974,627
=============================================================================================================
     Total Medium-Term Notes (Cost $1,849,814,100)                                              1,849,814,100
=============================================================================================================



VARIABLE RATE DEMAND NOTES-4.59%(e)

LETTER OF CREDIT ENHANCED-4.59%(f)

  A Mining Group, LLC; Series 2006, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.07%     06/01/29             3,120          3,120,000
-------------------------------------------------------------------------------------------------------------
  AARP; Series 2001, Taxable Notes (LOC-Bank of
     America, N.A.)                                   2.55%     05/01/31            40,000         40,000,000
-------------------------------------------------------------------------------------------------------------
  Advance Packaging Corp.; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     10/01/36             5,030          5,030,000
-------------------------------------------------------------------------------------------------------------
  Alamogordo (City of), New Mexico (Gerald
     Champion Regional Medical Center); Series
     2007 B, Ref. Taxable Hospital Improvement RB
     (LOC-Bank of America, N.A.)                      2.55%     07/01/18             7,685          7,685,000
-------------------------------------------------------------------------------------------------------------
  Albany (City of), New York Industrial
     Development Agency (Albany Medical Center);
     Series 2006 B, Taxable IDR (LOC-RBS Citizens,
     N.A.)                                            2.72%     05/01/35             2,300          2,300,000
-------------------------------------------------------------------------------------------------------------
  Albuquerque (City of), New Mexico (KTech Corp.);
     Series 2002, Taxable Industrial RB (LOC-Wells
     Fargo, N.A.)                                     2.51%     08/01/25             1,700          1,700,000
-------------------------------------------------------------------------------------------------------------
  Atlanticare Health Services, Inc.; Series 2003,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     10/01/33            16,505         16,505,000
-------------------------------------------------------------------------------------------------------------
  Auburn (City of), Alabama Industrial Development
     Board; Series 2006 A, Ref. Taxable
     Improvement IDR (LOC-Allied Irish Banks
     PLC)(b)                                          2.47%     07/01/26             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  B. Braun Medical Inc.; Series 2000, Taxable
     Bonds (LOC-RBS Citizens, N.A.)                   2.72%     02/01/15            44,140         44,140,000
-------------------------------------------------------------------------------------------------------------
  Brazos River Authority (TXU Electric Co.);
     Series 2001 I, Ref. Taxable PCR
     (LOC-Citibank, N.A.)                             2.57%     12/01/36            61,790         61,790,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Boynton
     Outpatient Center, LLC); Series 2005 B,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/25             1,235          1,235,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (HST Building
     Investment, LLC); Series 2008, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/34             6,425          6,425,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (Pinnacle
     Financial); Series 2007, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     02/01/32             5,095          5,095,000
-------------------------------------------------------------------------------------------------------------
  Capital Markets Access Co. LC (SEUP Real Estate
     LLC); Series 2008, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        3.02%     07/01/33             3,990          3,990,000
-------------------------------------------------------------------------------------------------------------
  Capital One Funding Corp.;
     Series 2000 B, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     07/01/20             6,021          6,021,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 C, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     09/01/20             5,649          5,649,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 D, Taxable Notes (LOC-JPMorgan
  Chase Bank, N.A.)                                   2.77%     05/01/26             5,900          5,900,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Chattanooga (City of), Tennessee Industrial
     Development Board (BlueCross BlueShield of
     Tennessee Corporate Campus); Series 2008,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     01/01/28    $      151,000    $   151,000,000
-------------------------------------------------------------------------------------------------------------
  Chestnut Partnership (The); Series 1999, Taxable
     RB (LOC-Bank of America, N.A.)                   2.60%     01/02/29            18,940         18,940,000
-------------------------------------------------------------------------------------------------------------
  Cleveland (City of), Ohio (Core City Fund);
     Series 2008, Ref. Taxable Economic and
     Community Development RB (LOC-RBS Citizens,
     N.A.)                                            2.62%     12/01/33            28,160         28,160,000
-------------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                            2.57%     08/01/30             3,550          3,550,000
-------------------------------------------------------------------------------------------------------------
  Conair Corp.; Series 2002, Taxable Economic
     Development Bonds (LOC-Wachovia Bank, N.A.)      2.97%     09/01/12             4,665          4,665,000
-------------------------------------------------------------------------------------------------------------
  Corp. Finance Managers Inc., Integrated Loan
     Program; Series 2003 B, PARTs (LOC-Wells
     Fargo Bank, N.A.)                                2.51%     02/02/43            11,030         11,030,000
-------------------------------------------------------------------------------------------------------------
  Danville (City of), Pittsylvania (County of),
     Virginia Regional Industrial Facility
     Authority (Crane Creek); Series 2005, Taxable
     IDR (LOC-Wachovia Bank, N.A.)                    3.02%     01/01/26               400            400,000
-------------------------------------------------------------------------------------------------------------
  Detroit (City of), Michigan Economic Development
     Corp. (Waterfront Reclamation and Casino
     Development); Series 1999 A, Taxable RB
     (LOC-Deutsche Bank, N.A.)(b)                     2.52%     05/01/09            40,430         40,430,000
-------------------------------------------------------------------------------------------------------------
  Dome Corp.; Series 1991, Notes (LOC-Wachovia
     Bank, N.A.)                                      2.76%     08/31/16             8,900          8,900,000
-------------------------------------------------------------------------------------------------------------
  EPC Allentown, LLC; Series 2005, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.97%     07/01/30             5,640          5,640,000
-------------------------------------------------------------------------------------------------------------
  Florida Christian College, Inc.; Series 2006,
     Taxable RB (LOC-Fifth Third Bank)                2.50%     11/01/36             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Forward Corp.; Series 2005, Taxable Securities
     (LOC-Fifth Third Bank)                           2.95%     12/01/30             2,500          2,500,000
-------------------------------------------------------------------------------------------------------------
  Four Dam Pool Power Agency (The) (Alaska);
     Series 2004 B, Ref. Taxable Electric RB
     (LOC-Dexia Group S.A.)(b)                        2.47%     07/01/26             3,700          3,700,000
-------------------------------------------------------------------------------------------------------------
  Frank Parsons Paper Co., Inc.; Series 2007,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/27            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Fun Entertainment LLC, Series 2005, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     01/01/25            10,075         10,075,000
-------------------------------------------------------------------------------------------------------------
  Gainesville (City of) & Hall (County of),
     Georgia Development Authority (Fieldale Farms
     Corp.); Series 2006, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     03/01/21            20,000         20,000,000
-------------------------------------------------------------------------------------------------------------
  General Secretariat of the Organization of
     American States; Series 2001 A, Taxable Notes
     (LOC-Bank of America, N.A.)                      2.55%     03/01/33            17,330         17,330,000
-------------------------------------------------------------------------------------------------------------
  Germain Properties of Columbus Inc., Germain
     Real Estate Co. LLC and Germain Motor Co.;
     Series 2001, Taxable Notes (LOC-JPMorgan
     Chase Bank, N.A.)                                2.67%     03/01/31             7,600          7,600,000
-------------------------------------------------------------------------------------------------------------
  Glendale (City of), Arizona Industrial
     Development Authority (Thunderbird, The
     Garvin School of International Management);
     Series 2005 B, Ref. Taxable RB (LOC-Bank of
     New York)                                        2.55%     07/01/35             6,300          6,300,000
-------------------------------------------------------------------------------------------------------------
  Harvest Bible Chapel; Series 2004, Taxable RB
     (LOC-Fifth Third Bank)                           2.62%     08/01/29            10,285         10,285,000
-------------------------------------------------------------------------------------------------------------
  Hunter's Ridge/Southpointe; Series 2005, Taxable
     Notes (LOC-Wachovia Bank, N.A.)                  2.97%     06/01/25             5,930          5,930,000
-------------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Christian
     Homes, Inc. Obligated Group);
     Series 2007 B, Ref. Taxable RB (LOC-Fifth
  Third Bank)                                         2.60%     05/15/31             5,005          5,005,000
-------------------------------------------------------------------------------------------------------------
     Series 2007 C, Ref. Taxable Convertible RB
  (LOC-Fifth Third Bank)                              2.60%     05/15/31             8,090          8,090,000
-------------------------------------------------------------------------------------------------------------
  JPV Capital LLC (Towers Partners, LLC/Rose
     Street Partners, LLC/515 Michigan Street
     Partners, LLC), Series 1999-A, Taxable Notes
     (LOC-Wells Fargo Bank, N.A.)                     2.51%     12/01/39            11,250         11,250,000
-------------------------------------------------------------------------------------------------------------
  Kamps Capital, LLC (Kamps, Inc.); Series 2003 A,
     Taxable Notes (LOC-Federal Home Loan Bank of
     Indianapolis)                                    2.97%     09/01/33             5,470          5,470,000
-------------------------------------------------------------------------------------------------------------
  Lake Oswego (City of), Oregon Redevelopment
     Agency; Series 2005 B, Taxable Tax Allocation
     Notes (LOC-Wells Fargo Bank, N.A.)               2.51%     06/01/20               880            880,000
-------------------------------------------------------------------------------------------------------------
  LoanStar Assets Partners, L.P.;
     Series 2004 A, Ref. Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/40           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2005 A, Taxable Student Loan RB
  (LOC-State Street Bank & Trust Co.)(c)              2.44%     02/01/41           163,900        163,900,000
-------------------------------------------------------------------------------------------------------------
  Lone Tree (City of), Colorado Building
     Authority; Series 2007, Taxable COP
     (LOC-Wells Fargo Bank, N.A.)                     2.70%     12/01/17             3,075          3,075,000
-------------------------------------------------------------------------------------------------------------
  Luzerne (County of), Pennsylvania Industrial
     Development Authority (PennSummit Tubular
     LLC); Series 2006 B, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/21             1,275          1,275,000
-------------------------------------------------------------------------------------------------------------
  M3 Realty, LLC; Series 2007, Notes (LOC-General
     Electric Capital Corp.)                          2.95%     01/01/33             7,853          7,853,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  Macon (City of)-Bibb (County of), Georgia
     Industrial Authority (Bass Pro Outdoor World,
     LLC); Series 2005, Taxable RB (LOC-General
     Electric Capital Corp.)                          2.49%     07/01/25    $        5,200    $     5,200,000
-------------------------------------------------------------------------------------------------------------
  Marsh Enterprises, LLC; Series 2003, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/28             8,790          8,790,000
-------------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Housing Finance
     Authority (Avalon at Crane Brook); Series
     2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
     N.A.)                                            2.57%     04/01/36             3,900          3,900,000
-------------------------------------------------------------------------------------------------------------
  Meharry Medical College; Series 2001, Taxable
     Notes (LOC-Bank of America, N.A.)                2.55%     08/01/16             8,220          8,220,000
-------------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Holland Home
     Obligated Group); Series 2005 B, Ref. Taxable
     Limited Obligation RB (LOC-Fifth Third Bank)     2.60%     11/01/28             7,515          7,515,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Belk, Inc.); Series 2005, Taxable IDR
     (LOC-Wachovia Bank, N.A.)                        2.72%     10/01/25            17,780         17,780,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Cellular South, Inc.); Series 2005,
     Incremental Taxable IDR (LOC-Bank of America,
     N.A.)(c)                                         2.55%     08/01/20            10,800         10,800,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (GE Plastics Finishing, Inc.); Series 1998,
     Taxable IDR (LOC-Citibank, N.A.)(c)              2.55%     02/01/23            41,000         41,000,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Lextron-Visteon Leasing, LLC); Series 2003,
     Taxable IDR (LOC-JPMorgan Chase Bank, N.A.)      2.56%     12/01/27             7,330          7,330,000
-------------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Viking Range Corp.); Series 2000, Taxable
     IDR
     (LOC-Bank of America, N.A.)                      2.56%     06/01/15             8,420          8,420,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Duke Manufacturing Co.); Series 2004 B,
     Taxable IDR (LOC-Bank of America, N.A.)          2.55%     12/01/20             7,800          7,800,000
-------------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (Ninth Street Garage); Series 2004 A, Taxable
     Infrastructure Facilities RB (LOC-Bank of
     America, N.A.)                                   2.55%     10/01/34             4,800          4,800,000
-------------------------------------------------------------------------------------------------------------
  Monongalia Health System, Inc.; Series 2008 B,
     Taxable Hospital Bonds (LOC-JPMorgan Chase
     Bank, N.A.)                                      2.58%     07/01/40             8,503          8,503,000
-------------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Tennessee Health and Educational Facilities
     Board (Weatherly Ridge Apartments); Series
     2006 B, Taxable MFH RB (LOC-U.S. Bank N.A.)      2.62%     12/01/41             1,900          1,900,000
-------------------------------------------------------------------------------------------------------------
  Net Magan Two LLC; Series 2006, Sr. Taxable RB
     (LOC-Wachovia Bank, N.A.)                        2.72%     04/01/26            15,200         15,200,000
-------------------------------------------------------------------------------------------------------------
  New York (State of) Housing Finance Agency (West
     37th St. Housing); Series 2008 B, Taxable
     Housing RB (LOC-Wachovia Bank, N.A.)             2.62%     05/01/42            26,500         26,500,000
-------------------------------------------------------------------------------------------------------------
  Newport News (City of), Virginia Economic
     Development Authority (Newport News
     Shipbuilding);
     Series 2000 A, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           3.02%     07/01/31             3,880          3,880,000
-------------------------------------------------------------------------------------------------------------
     Series 2000 B, Incremental Taxable RB
  (LOC-Wachovia Bank, N.A.)                           2.77%     07/01/31            13,020         13,020,000
-------------------------------------------------------------------------------------------------------------
  NGSP, Inc.; Series 2006, Sec. Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     06/01/46             6,500          6,500,000
-------------------------------------------------------------------------------------------------------------
  Old Hickory-TN/AHPC; Series 2005, Taxable Notes
     (LOC-Wachovia Bank, N.A.)                        2.71%     01/01/20             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Polk (County of), Florida Industrial Development
     Authority (GSG Investments); Series 2005 B,
     Taxable IDR (LOC-Wachovia Bank, N.A.)            3.02%     05/01/27             2,670          2,670,000
-------------------------------------------------------------------------------------------------------------
  Porterfield Family Partners, L.P.; Series 2004,
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          3.02%     07/01/14             2,800          2,800,000
-------------------------------------------------------------------------------------------------------------
  Prince George's (County of), Maryland
     (Collington Episcopal Life Care Community,
     Inc.); Series 2006 C, Ref. Taxable RB
     (LOC-Bank of America, N.A.)                      2.60%     04/01/15             5,795          5,795,000
-------------------------------------------------------------------------------------------------------------
  Prince Metal Stamping USA, Inc.; Series 2004,
     Taxable Notes (LOC-Bank of Nova Scotia)(b)       2.47%     03/01/24             6,250          6,250,000
-------------------------------------------------------------------------------------------------------------
  Racetrac Capital, LLC; Series 2000, Taxable
     Bonds (LOC-Regions Bank)                         2.62%     09/01/20             6,997          6,997,000
-------------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                      2.55%     01/01/15             2,190          2,190,000
-------------------------------------------------------------------------------------------------------------
  Richmond (City of), Redevelopment and Housing
     Authority (1995 Old Manchester); Series 1995
     B, Taxable RB (LOC-Wachovia Bank, N.A.)          2.60%     12/01/25             1,590          1,590,000
-------------------------------------------------------------------------------------------------------------
  Roanoke Rapids (City of), North Carolina; Series
     2007, Music and Entertainment District;
     Special Tax Allocation Notes (LOC-Bank of
     America, N.A.)                                   2.55%     07/01/27            11,450         11,450,000
-------------------------------------------------------------------------------------------------------------
  Rockwood Quarry, LLC; Series 2002, Taxable Notes
     (LOC-Fifth Third Bank)                           2.95%     12/01/22             5,100          5,100,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Charlotte; Series
     2002, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     05/01/14            10,740         10,740,000
-------------------------------------------------------------------------------------------------------------
  Roman Catholic Diocese of Raleigh; Series 2002
     A, Taxable RB (LOC-Bank of America, N.A.)        2.52%     06/01/18             4,600          4,600,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

  S & L Capital, LLC (J&L Development of Holland,
     LLC); Series 2005 A, Taxable Notes
     (LOC-Federal Home Loan Bank of Indianapolis)     2.97%     07/01/40    $        2,615    $     2,615,000
-------------------------------------------------------------------------------------------------------------
  Sabri Arac (The Quarry Lane School); Series
     2005, Taxable Bonds (LOC-Bank of America,
     N.A.)                                            2.55%     10/01/35            20,500         20,500,000
-------------------------------------------------------------------------------------------------------------
  Santa Rosa (City of), California (Rancheria
     Tachi Yokut Tribe); Series 2004, Taxable RB
     (LOC-JPMorgan Chase Bank, N.A.)                  2.57%     09/01/19            33,965         33,965,000
-------------------------------------------------------------------------------------------------------------
  Savannah College of Art and Design, Inc.; Series
     2004 BD, Taxable RB (LOC-Bank of America,
     N.A.)                                            2.55%     04/01/24            22,869         22,868,669
-------------------------------------------------------------------------------------------------------------
  SF Tarns LLC; Series 2003, Taxable RB (LOC-Bank
     of America, N.A.)                                2.55%     01/01/28            15,800         15,800,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Hinman Affiliates);
     Series 2002 A, Taxable Notes (LOC-Wachovia
  Bank, N.A.)                                         2.97%     04/01/52             6,180          6,180,000
-------------------------------------------------------------------------------------------------------------
     Series 2003 D, Taxable Notes (LOC-Federal
  Home Loan Bank of Indianapolis)                     2.97%     10/01/53             5,660          5,660,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Open Terrace); Series
     2002 B, Taxable Notes (LOC-Wachovia Bank,
     N.A.)                                            2.72%     11/01/52             9,730          9,730,000
-------------------------------------------------------------------------------------------------------------
  Shepherd Capital, LLC (Trade Center); Series
     2004 A, Taxable Notes (LOC-Fifth Third Bank)     2.72%     07/01/54            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
  Tallahassee Orthopedic Center, L.C.; Series
     2004, Incremental Taxable Bonds (LOC-Wachovia
     Bank, N.A.)                                      2.72%     04/03/34             5,035          5,035,000
-------------------------------------------------------------------------------------------------------------
  Thomasville (City of), Georgia Payroll
     Development Authority (American Fresh Foods
     L.P.); Series 2005 B, Taxable RB
     (LOC-Wachovia Bank, N.A.)                        3.02%     09/01/17             3,675          3,675,000
-------------------------------------------------------------------------------------------------------------
  Tift (County of), Development Authority
     (Heatcraft Refrigeration Products LLC);
     Series 2008 A, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.97%     02/01/18             3,600          3,600,000
-------------------------------------------------------------------------------------------------------------
     Series 2008 B, Taxable RB (LOC-Wachovia Bank,
  N.A.)                                               2.72%     02/01/28            12,700         12,700,000
-------------------------------------------------------------------------------------------------------------
  Trinity Funding LLC (Trinity Affiliates); Series
     2006 A, Taxable Securities (LOC-Fifth Third
     Bank)                                            2.95%     03/01/36            15,935         15,935,000
-------------------------------------------------------------------------------------------------------------
  United Fuels, LLC; Series 2006, Taxable
     Securities (LOC-Fifth Third Bank)                2.95%     01/01/31             6,610          6,610,000
-------------------------------------------------------------------------------------------------------------
  University of Virginia Real Estate Foundation;
     Series 2001, Taxable Bonds (LOC-Wachovia
     Bank, N.A.)(c)                                   2.72%     07/01/26            42,420         42,420,000
-------------------------------------------------------------------------------------------------------------
  Valdosta (City of)-Lowndes (County of), Georgia
     Industrial Authority (Martin's Famous Pastry
     Shoppe, Inc.); Series 2007 B, Incremental
     Taxable IDR (LOC-Wachovia Bank, N.A.)            2.72%     06/01/28            16,800         16,800,000
-------------------------------------------------------------------------------------------------------------
  Wake Forest University; Series 1997, Taxable
     Bonds (LOC-Wachovia Bank, N.A.)                  2.72%     07/01/17               800            800,000
-------------------------------------------------------------------------------------------------------------
  Washington Road Properties, LLC and WR Partners,
     LLC; Series 2006, Incremental Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.72%     12/01/26             9,880          9,880,000
-------------------------------------------------------------------------------------------------------------
  Westmoreland (County of), Pennsylvania
     Industrial Development Authority (Excela
     Health); Series 2005 D, Taxable Health System
     IDR (LOC-Wachovia Bank, N.A.)                    2.60%     07/01/25             1,800          1,800,000
-------------------------------------------------------------------------------------------------------------
  Woerner Holdings, Inc.; Series 2007, Incremental
     Taxable Bonds (LOC-Wachovia Bank, N.A.)          2.72%     06/01/33            17,620         17,620,000
-------------------------------------------------------------------------------------------------------------
  Young Men's Christian Association of Hunterdon
     County New Jersey; Series 2004, Taxable Bonds
     (LOC-Wachovia Bank, N.A.)                        2.97%     02/01/24             2,110          2,110,000
-------------------------------------------------------------------------------------------------------------
  Ziegler Columbus LLC / Ziegler St. Cloud LLC;
     Series 2007, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33            17,000         17,000,000
-------------------------------------------------------------------------------------------------------------
     Series 2008, Notes (LOC-General Electric
  Capital Corp.)                                      2.95%     01/01/33             4,665          4,665,000
=============================================================================================================
     Total Variable Rate Demand Notes (Cost $1,484,276,669)                                     1,484,276,669
=============================================================================================================



TIME DEPOSITS-3.43%

DIVERSIFIED BANKS-2.19%

  Deutsche Bank A.G. (Cayman Islands)(b)              1.88%     09/02/08           309,750        309,749,762
-------------------------------------------------------------------------------------------------------------
  Royal Bank of Canada (Cayman Islands)(b)            2.00%     09/02/08           400,000        400,000,000
=============================================================================================================
                                                                                                  709,749,762
=============================================================================================================


DIVERSIFIED CAPITAL MARKETS-1.24%

  Chase Bank U.S.A., N.A. (Cayman Islands)(b)         1.94%     09/02/08           400,000        400,000,000
=============================================================================================================
     Total Time Deposits (Cost $1,109,749,762)                                                  1,109,749,762
=============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                                               PRINCIPAL
                                                    INTEREST    MATURITY        AMOUNT
                                                      RATE        DATE           (000)             VALUE
-------------------------------------------------------------------------------------------------------------

MASTER NOTE AGREEMENTS-2.52%(g)

DIVERSIFIED CAPITAL MARKETS-0.36%

  Merrill Lynch Mortgage Capital, Inc.(c)(d)(h)       2.36%           --    $      115,000    $   115,000,000
=============================================================================================================


INVESTMENT BANKING & BROKERAGE-2.16%

  Goldman Sachs Credit Partners L.P. (Acquired
     07/07/08; Cost $150,000,000)(c)(d)(i)            2.96%     10/06/08           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     05/08/08; Cost $250,000,000)(c)(d)(i)            3.11%     11/04/08           250,000        250,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(c)(d)(i)            3.20%     01/28/09           150,000        150,000,000
-------------------------------------------------------------------------------------------------------------
  Goldman Sachs Credit Partners L.P. (Acquired
     08/29/08; Cost $150,000,000)(c)(d)(i)            3.11%     02/25/09           150,000        150,000,000
=============================================================================================================
                                                                                                  700,000,000
=============================================================================================================
     Total Master Note Agreements (Cost
       $815,000,000)                                                                              815,000,000
=============================================================================================================



FUNDING AGREEMENTS-1.14%

LIFE & HEALTH INSURANCE-1.14%

  MetLife Insurance Co. of Connecticut, Floating
     Rate (Acquired 10/12/07; Cost
     $3,000,000)(c)(d)(i)                             2.87%     10/10/08             3,000          3,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 11/21/07; Cost
  $125,000,000)(c)(d)(i)                              2.89%     11/21/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 08/27/07; Cost
  $100,000,000)(c)(d)(i)                              3.26%     09/25/09           100,000        100,000,000
-------------------------------------------------------------------------------------------------------------
  Metropolitan Life Insurance Co.,
     Floating Rate (Acquired 11/27/07; Cost
  $125,000,000)(c)(d)(i)                              2.86%     10/09/08           125,000        125,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $10,000,000)(c)(d)(i)                               3.06%     11/28/08            10,000         10,000,000
-------------------------------------------------------------------------------------------------------------
     Floating Rate (Acquired 09/13/07; Cost
  $5,000,000)(c)(d)(i)                                3.05%     02/18/09             5,000          5,000,000
=============================================================================================================
     Total Funding Agreements (Cost $368,000,000)                                                 368,000,000
=============================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.47%

FEDERAL HOME LOAN BANK (FHLB)-0.47%

  Unsec. Floating Rate Bonds(d) (Cost
     $150,000,000)                                    2.27%     04/03/09           150,000        150,000,000
=============================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-85.88% (Cost $27,764,007,902)                                                   $27,764,007,902
=============================================================================================================


                                                                              REPURCHASE
                                                                                AMOUNT

REPURCHASE AGREEMENTS-14.08%(j)

  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00%-5.50%,
     07/01/34-06/01/38)                               2.13%     09/02/08       185,043,783        185,000,000
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,152,001,921 (collateralized by U.S.
     Treasury obligations valued at
     $1,174,775,724; 3.38%-8.75%, 11/15/08-
     05/15/38)                                        2.04%     09/02/08       279,047,792        278,984,555
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00%-6.00%,
     12/01/18-05/01/38)                               2.14%     09/02/08       387,233,078        387,141,024
-------------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $428,818,452 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $437,291,818; 3.50%-5.50%,
     06/18/10-12/14/22)                               2.13%     09/02/08       302,430,601        302,359,043
-------------------------------------------------------------------------------------------------------------
  BNP Paribas, Joint agreement dated 08/29/08,
     aggregate maturing value $900,232,500
     (collateralized by Corporate and U.S.
     Government sponsored agency obligations
     valued at $932,673,059; 0%-24.77%, 09/15/09-
     01/25/47)(b)                                     2.33%     09/02/08       491,528,890        491,401,944
-------------------------------------------------------------------------------------------------------------
  Citigroup Global Markets Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,192,083 (collateralized by Corporate
     obligations valued at $787,500,000; 0%-
     27.68%, 01/05/10-11/20/57)                       2.31%     09/02/08       445,113,969        445,000,000
-------------------------------------------------------------------------------------------------------------
  Deutsche Bank Securities Inc., Agreement dated
     08/29/08, maturing value $1,500,356,667
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,530,000,000;
     4.00%-7.00%, 04/01/14-09/01/38)                  2.14%     09/02/08     1,500,356,667      1,500,000,000
-------------------------------------------------------------------------------------------------------------
  Fortis Bank N.V./S.A., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,127,500 (collateralized by Corporate and
     U.S. Government sponsored agency obligations
     valued at $524,361,560; 0%-6.00%, 03/25/35-
     03/25/38)(b)                                     2.30%     09/02/08       278,070,890        278,000,000
-------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


                                                    INTEREST    MATURITY      REPURCHASE
                                                      RATE        DATE          AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

  Fortis Securities LLC, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,117,778 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,004,468; 0%-5.33%, 09/19/08-
     12/13/13)                                        2.12%     09/02/08    $  400,094,222    $   400,000,000
-------------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,178,333 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,004,005; 5.00%-6.00%,
     08/01/23-08/01/38)                               2.14%     09/02/08       185,042,273        184,998,285
-------------------------------------------------------------------------------------------------------------
  JPMorgan Securities Inc., Agreement dated
     08/29/08, maturing value $100,021,111
     (collateralized by U.S. Treasury obligations
     valued at $102,002,927; 2.00%-2.50%,
     01/15/14-07/15/16)                               1.90%     09/02/08       100,021,111        100,000,000
=============================================================================================================
     Total Repurchase Agreements (Cost
     $4,552,884,851)                                                                            4,552,884,851
=============================================================================================================
TOTAL INVESTMENTS(k)(l)-99.96% (Cost
  $32,316,892,753)                                                                             32,316,892,753
=============================================================================================================
OTHER ASSETS LESS LIABILITIES-0.04%                                                                13,432,676
=============================================================================================================
NET ASSETS-100.00%                                                                            $32,330,325,429
_____________________________________________________________________________________________________________
=============================================================================================================







See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO


Investment Abbreviations:

CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MFH     - Multi-Family Housing
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM).
PCR     - Pollution Control Revenue Bonds
Ref.    - Refunding
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.9%; Netherlands: 7.9%; France: 5.4%; other countries less than 5%: 15.6%.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $12,596,016,315, which represented 38.96% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2008 was $1,068,000,000, which represented 3.30% of the Fund's Net Assets.
(j)   Principal amount equals value at period end. See Note 1J.
(k) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-73.58%(a)

ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-3.55%

  Old Line Funding, LLC(b)                            2.55%    10/01/08   $     35,152   $   35,077,302
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/06/08         50,000       49,871,181
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.65%    10/14/08         35,188       35,076,620
-------------------------------------------------------------------------------------------------------
  Old Line Funding, LLC(b)                            2.67%    10/14/08         50,000       49,840,542
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/09/08         50,000       49,860,139
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.65%    10/20/08         47,847       47,674,418
-------------------------------------------------------------------------------------------------------
  Thunder Bay Funding, LLC(b)                         2.67%    10/08/08         50,000       49,862,792
=======================================================================================================
                                                                                            317,262,994
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-5.84%

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)(b)                                        2.75%    10/06/08         50,000       49,866,319
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/08/08         50,000       49,858,681
-------------------------------------------------------------------------------------------------------
  Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                           2.75%    10/16/08         50,000       49,828,125
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)(b)      2.75%    09/11/08         50,000       49,961,806
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)(b)         2.75%    10/15/08         47,500       47,340,347
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi CEP's-
     Liberty Hampshire Co., LLC; agent)(b)            2.60%    09/11/08         35,000       34,974,722
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.65%    09/10/08         50,000       49,966,875
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    09/12/08         50,000       49,957,986
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent)(b)               2.75%    10/16/08         40,000       39,862,500
-------------------------------------------------------------------------------------------------------
  Long Lane Master Trust IV-Series A, (CEP-Bank of
     America, N.A.)(b)                                2.52%    09/18/08         50,000       49,940,500
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wachovia
     Bank, N.A.)(b)                                   2.64%    09/11/08         50,000       49,963,333
=======================================================================================================
                                                                                            521,521,194
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-23.48%

  Amsterdam Funding Corp.(b)                          2.62%    09/08/08         50,000       49,974,528
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.64%    09/09/08         50,000       49,970,667
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    09/04/08         30,000       29,993,362
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.66%    10/17/08         50,000       49,830,056
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/07/08         30,000       29,919,600
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.68%    10/23/08         50,000       49,806,444
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/07/08         50,000       49,865,500
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.69%    10/09/08         30,000       29,914,817
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.70%    09/03/08         49,000       48,992,650
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.(b)                          2.73%    10/15/08         40,000       39,866,533
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.45%    09/19/08         50,000       49,938,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/10/08         40,000       39,885,167
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.65%    10/22/08         60,000       59,774,750
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization LLC(b)                2.66%    10/03/08         50,000       49,881,778
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    09/12/08         30,000       29,976,167
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.60%    10/06/08         47,197       47,077,696
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC(b)                      2.62%    10/06/08         50,000       49,872,639
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  Enterprise Funding Co., LLC(b)                      2.62%    10/22/08   $     21,590   $   21,509,865
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/16/08         25,000       24,972,396
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    09/22/08         71,751       71,640,085
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/16/08         50,000       49,834,375
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.65%    10/24/08         50,000       49,804,930
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.67%    09/19/08         25,000       24,966,625
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.68%    10/28/08         50,000       49,787,833
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/04/08         50,000       49,988,750
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    09/29/08         40,000       39,916,000
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC(b)                 2.70%    10/17/08         47,500       47,336,125
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.62%    09/11/08         44,899       44,866,323
-------------------------------------------------------------------------------------------------------
  Ranger Funding Co., LLC(b)                          2.64%    10/20/08         50,000       49,820,333
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.48%    09/19/08         40,000       39,950,400
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.63%    09/17/08         50,000       49,941,556
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/08/08         50,000       49,974,236
-------------------------------------------------------------------------------------------------------
  Sheffield Receivables Corp.(b)                      2.65%    09/19/08         50,000       49,933,750
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.62%    09/03/08        125,000      124,981,805
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.64%    09/08/08         50,000       49,974,333
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/07/08         50,000       49,866,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.68%    10/09/08         60,000       59,830,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.69%    10/03/08         30,000       29,928,267
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.70%    09/05/08         70,000       69,979,000
-------------------------------------------------------------------------------------------------------
  Windmill Funding Corp.(b)                           2.71%    10/16/08         50,000       49,830,625
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.57%    09/04/08         55,000       54,988,221
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.60%    09/10/08         40,000       39,974,000
-------------------------------------------------------------------------------------------------------
  Yorktown Capital, LLC(b)                            2.62%    09/18/08        100,000       99,876,278
=======================================================================================================
                                                                                          2,098,013,482
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.90%

  Aspen Funding Corp.(b)                              2.65%    10/20/08         50,000       49,819,653
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/10/08         50,000       49,853,750
-------------------------------------------------------------------------------------------------------
  Aspen Funding Corp.(b)                              2.70%    10/14/08         50,000       49,838,750
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    09/10/08         40,000       39,973,500
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.65%    10/27/08         20,000       19,917,555
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.(b)                            2.67%    09/08/08         50,000       49,974,042
=======================================================================================================
                                                                                            259,377,250
=======================================================================================================


CONSUMER FINANCE-14.68%

  American Express Co.                                2.45%    09/24/08        100,000       99,843,472
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/09/08         50,000       49,971,889
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.53%    09/12/08         50,000       49,961,347
-------------------------------------------------------------------------------------------------------
  American Express Credit Corp.                       2.56%    09/26/08         60,000       59,893,334
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.21%    10/02/08        109,000      108,792,567
-------------------------------------------------------------------------------------------------------
  American Honda Finance Corp.                        2.25%    09/16/08        100,000       99,906,250
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

  HSBC Finance Corp.                                  2.42%    09/10/08   $     50,000   $   49,969,750
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/05/08         50,000       49,986,111
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.50%    09/09/08         50,000       49,972,222
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/25/08         50,000       49,916,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.52%    09/29/08        100,000       99,804,000
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/15/08         80,000       79,750,667
-------------------------------------------------------------------------------------------------------
  HSBC Finance Corp.                                  2.55%    10/20/08         50,000       49,826,458
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/07/08         30,000       29,928,300
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.39%    10/08/08         30,000       29,926,308
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/22/08         15,000       14,979,000
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.40%    09/26/08         50,000       49,916,667
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.41%    10/10/08        100,000       99,738,917
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/14/08         50,000       49,855,472
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/15/08         50,000       49,852,111
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.42%    10/23/08         50,000       49,825,222
-------------------------------------------------------------------------------------------------------
  Toyota Motor Credit Corp.                           2.43%    10/21/08         40,000       39,865,000
=======================================================================================================
                                                                                          1,311,481,064
=======================================================================================================


DIVERSIFIED BANKS-12.34%

  Bank of America Corp.                               2.46%    10/17/08        100,000       99,685,667
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    09/25/08         50,000       49,917,000
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/02/08        100,000       99,785,583
-------------------------------------------------------------------------------------------------------
  Bank of America Corp.                               2.49%    10/03/08        100,000       99,778,666
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.45%    10/01/08         35,000       34,928,542
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.48%    10/01/08        100,000       99,793,333
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.52%    10/24/08         70,000       69,740,300
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.54%    09/19/08         40,000       39,949,200
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.55%    10/21/08         35,000       34,876,042
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.60%    09/05/08         40,000       39,988,444
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.65%    09/16/08         30,000       29,966,875
-------------------------------------------------------------------------------------------------------
  Citigroup Funding Inc.                              2.68%    10/14/08         30,000       29,903,967
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/02/08         75,000       74,995,167
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.32%    09/15/08        100,000       99,909,778
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.35%    09/02/08        100,000       99,993,472
-------------------------------------------------------------------------------------------------------
  JP Morgan Chase & Co.                               2.45%    09/22/08        100,000       99,857,083
=======================================================================================================
                                                                                          1,103,069,119
=======================================================================================================


INDUSTRIAL CONGLOMERATES-3.46%

  General Electric Co.                                2.35%    09/17/08        100,000       99,895,555
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/16/08         50,000       49,950,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.40%    09/25/08        100,000       99,840,000
-------------------------------------------------------------------------------------------------------
  General Electric Co.                                2.42%    09/26/08         60,000       59,899,167
=======================================================================================================
                                                                                            309,584,722
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST   MATURITY      AMOUNT
                                                      RATE       DATE         (000)           VALUE
-------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.56%

  Metlife Short Term Funding LLC(b)                   2.72%    10/27/08   $     50,000   $   49,788,444
=======================================================================================================


MULTI-LINE INSURANCE-5.10%

  AIG Funding, Inc.                                   2.70%    09/15/08         50,000       49,947,500
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.25%    09/03/08         31,800       31,796,025
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.28%    09/24/08         22,600       22,567,079
-------------------------------------------------------------------------------------------------------
  Hartford Financial Services Group(b)                2.30%    10/02/08         76,581       76,429,327
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/09/08         50,000       49,974,445
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.30%    09/30/08         75,000       74,861,042
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/15/08         50,000       49,953,333
-------------------------------------------------------------------------------------------------------
  Prudential Funding, LLC                             2.40%    09/23/08        100,000       99,853,333
=======================================================================================================
                                                                                            455,382,084
=======================================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.67%

  General Electric Capital Corp.                      2.41%    10/20/08         50,000       49,835,986
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/08/08         50,000       49,881,806
-------------------------------------------------------------------------------------------------------
  General Electric Capital Services Inc.              2.30%    10/09/08         50,000       49,878,611
=======================================================================================================
                                                                                            149,596,403
=======================================================================================================
     Total Commercial Paper (Cost $6,575,076,756)                                         6,575,076,756
=======================================================================================================


MASTER NOTE AGREEMENTS-4.53%(C)(D)

  Goldman Sachs Credit Partners L.P. (Acquired
     08/01/08; Cost $150,000,000)(b)(e)               2.75%    09/30/08        150,000      150,000,000
-------------------------------------------------------------------------------------------------------
  Merrill Lynch Mortgage Capital, Inc.(b)(f)          2.43%          --        255,000      255,000,000
=======================================================================================================
     Total Master Note Agreements (Cost
       $405,000,000)                                                                        405,000,000
=======================================================================================================



BANK NOTES-3.81%

DIVERSIFIED BANKS-3.81%

  Wells Fargo Bank, N.A.                              2.42%    09/02/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.42%    09/04/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.48%    09/23/08         75,000       75,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.58%    10/16/08         40,000       40,000,000
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A.                              2.64%    10/27/08         75,000       75,000,000
=======================================================================================================
     Total Bank Notes (Cost $340,000,000)                                                   340,000,000
=======================================================================================================


CERTIFICATE OF DEPOSIT-0.56%

  Bank of America, N.A. (Cost $50,004,732)            2.54%    09/26/08         50,000       50,004,732
=======================================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.16%

FEDERAL HOME LOAN BANK (FHLB)-0.16%

  Unsec. Disc. Notes(a)                               1.95%    09/02/08          1,250        1,249,933
-------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(a)                               2.34%    10/15/08         13,000       12,962,820
=======================================================================================================
     Total U.S. Government Sponsored Agency Securities (Cost
       $14,212,753)                                                                          14,212,753
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase Agreements)-82.64%
  (Cost $7,384,294,241)                                                                  $7,384,294,241
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                           REPURCHASE
                                                                             AMOUNT           VALUE
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-17.56%(g)

  ABN AMRO Bank N.V., Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,333 (collateralized by U.S.
     Government sponsored agency and U.S. Treasury
     obligations valued at $510,000,092; 4.38-
     6.38%, 07/17/13-10/01/36)                        2.13%    09/02/08   $285,067,450   $  285,000,000
-------------------------------------------------------------------------------------------------------
  Banc of America Securities LLC, Joint agreement
     dated 08/29/08, aggregate maturing value
     $750,177,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $765,000,001; 5.00-5.50%, 07/01/34-
     06/01/38)                                        2.13%    09/02/08    350,082,833      350,000,000
-------------------------------------------------------------------------------------------------------
  Barclays Capital Inc., Joint agreement dated
     08/29/08, aggregate maturing value
     $1,250,297,222 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,275,000,001; 5.00-6.00%,
     12/01/18-05/01/38)                               2.14%    09/02/08    393,965,832      393,872,178
-------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,565; 0%-5.20%, 11/28/08-
     03/05/19)                                        2.13%    09/02/08     35,008,283       35,000,000
-------------------------------------------------------------------------------------------------------
  Credit Suisse Securities (USA) LLC, Joint
     agreement dated 08/29/08, aggregate maturing
     value $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,001,978; 0%, 10/10/08-
     03/09/09)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Greenwich Capital Markets, Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,002,112; 0%-6.45%, 11/29/19-
     06/15/37)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 08/29/08, aggregate maturing value
     $250,059,167 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,003,225; 0%-10.70%, 09/26/08-
     04/15/42)                                        2.13%    09/02/08     55,013,017       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $250,058,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $255,000,057; 0%-5.63%, 02/02/09-
     03/14/36)                                        2.12%    09/02/08     55,012,956       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale, Joint agreement dated
     08/29/08, aggregate maturing value
     $500,118,889 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $510,000,001; 5.50-6.50%, 10/01/36-
     06/01/38)                                        2.14%    09/02/08    285,067,767      285,000,000
=======================================================================================================
     Total Repurchase Agreements (Cost
     $1,568,872,178)                                                                      1,568,872,178
=======================================================================================================
TOTAL INVESTMENTS(h)(i)-100.20% (Cost
  $8,953,166,419)                                                                         8,953,166,419
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.20)%                                                       (17,678,623)
=======================================================================================================
NET ASSETS-100.00%                                                                       $8,935,487,796
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:

CEP     - Credit Enhancement Provider
Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $3,781,755,795, which represented 42.32% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand.
(d) Interest or dividend rate is redetermined periodically. Rate shown in rate in effect at August 31, 2008.
(e) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 1.68% of the Fund's Net Assets.
(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.
(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


ENTITIES                                                                        PERCENTAGE
------------------------------------------------------------------------------------------
General Electric Co.                                                                5.1%
Bank of America Corp.                                                               5.0
__________________________________________________________________________________________
==========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-32.16%

U.S. TREASURY BILLS-30.34%(A)

  U.S. Treasury Bills                                  2.01%     09/18/08     $100,000    $   99,904,895
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.02%     09/18/08      150,000       149,856,917
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/02/08      125,000       124,827,778
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/02/08      200,000       199,715,833
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.77%     10/02/08      200,000       199,694,564
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     10/02/08      200,000       199,685,781
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.70%     10/09/08      200,000       199,641,111
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.71%     10/09/08      200,000       199,638,367
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.40%     10/16/08      100,000        99,824,375
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.60%     10/16/08      200,000       199,598,750
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.55%     10/23/08      200,000       199,552,222
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.58%     10/23/08      200,000       199,543,556
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.65%     10/30/08      150,000       149,593,760
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.66%     10/30/08      250,000       249,319,861
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     11/13/08      200,000       199,304,472
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.86%     11/13/08      150,000       149,432,729
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.13%     11/20/08      150,000       149,290,000
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.94%     12/04/08      200,000       198,986,889
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  2.10%     12/11/08      150,000       149,117,933
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.72%     01/08/09      100,000        99,382,054
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.81%     01/15/09      150,000       148,971,783
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.92%     01/15/09      200,000       198,549,711
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.75%     01/22/09      150,000       148,954,610
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     01/29/09      150,000       148,809,687
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.82%     02/05/09      100,000        99,206,496
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.85%     02/12/09      150,000       148,736,175
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.88%     02/19/09      150,000       148,657,294
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Bills                                  1.90%     02/26/09      200,000       198,116,661
========================================================================================================
                                                                                           4,655,914,264
========================================================================================================


U.S. TREASURY NOTES-1.82%

  U.S. Treasury Notes                                  4.50%     04/30/09      125,000       127,088,008
--------------------------------------------------------------------------------------------------------
  U.S. Treasury Notes                                  3.88%     05/15/09      150,000       151,928,000
========================================================================================================
                                                                                             279,016,008
========================================================================================================
     Total U.S. Treasury Securities (Cost
  $4,934,930,272)                                                                          4,934,930,272
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-32.16% (Cost $4,934,930,272)                                                $4,934,930,272
________________________________________________________________________________________________________
========================================================================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO


                                                     INTEREST    MATURITY      REPURCHASE
                                                       RATE        DATE          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-67.97%(B)

Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $250,054,722
  (collateralized by U.S. Treasury obligations
  valued at $255,000,040; 0%-4.63%, 10/23/08-
  12/31/11)                                            1.97%     09/02/08    $  250,054,722    $   250,000,000
--------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, Agreement dated
  08/29/08, maturing value $750,166,667
  (collateralized by U.S. Treasury obligations
  valued at $765,000,019; 0%-7.50%, 10/02/08-
  05/15/37)                                            2.00%     09/02/08       750,166,667        750,000,000
--------------------------------------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value
  $1,152,001,921 (collateralized by U.S. Treasury
  obligations valued at $1,174,775,724; 3.38%-
  8.75%; 11/15/08-05/15/38)                            2.04%     09/02/08       872,954,130        872,756,305
--------------------------------------------------------------------------------------------------------------
BMO Capital Markets Corp., Agreement dated
  08/29/08, maturing value $100,022,222
  (collateralized by U.S. Treasury obligations
  valued at $102,000,076; 0%-6.25%, 09/04/08-
  02/15/38)                                            2.00%     09/02/08       100,022,222        100,000,000
--------------------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  08/29/08, maturing value $650,144,444
  (collateralized by U.S. Treasury obligations
  valued at $663,000,014; 2.38%-7.50%, 11/15/16-
  01/15/17)                                            2.00%     09/02/08       650,144,444        650,000,000
--------------------------------------------------------------------------------------------------------------
CIBC World Markets, Inc., Agreement dated
  08/29/08, maturing value $100,022,444
  (collateralized by U.S. Treasury obligations
  valued at $102,036,748; 2.63%-5.13%, 11/15/09-
  02/15/18)                                            2.02%     09/02/08       100,022,444        100,000,000
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc., Agreement dated
  08/29/08, maturing value $500,110,000
  (collateralized by U.S. Treasury obligations
  valued at $510,000,092; 2.00%-2.88%; 06/30/10-
  01/15/17)                                            1.98%     09/02/08       500,110,000        500,000,000
--------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Agreement
  dated 08/29/08, maturing value $1,000,225,556
  (collateralized by U.S. Treasury obligations
  valued at $1,020,005,264; 2.63%-6.50%, 11/15/08-
  02/15/38)                                            2.03%     09/02/08     1,000,225,556      1,000,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $1,750,392,778 (collateralized by U.S. Treasury
  obligations valued at $1,785,000,012; 4.75%-
  8.75%, 05/15/20-02/15/37)                            2.02%     09/02/08     1,750,392,778      1,750,000,000
--------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,056,111 (collateralized by U.S. Treasury
  obligations valued at $254,997,965; 4.75%-8.75%,
  05/15/20-02/15/37)                                   2.02%     09/02/08       250,056,111        250,000,000
--------------------------------------------------------------------------------------------------------------
Fortis Securities LLC, Agreement dated 08/29/08,
  maturing value $950,212,167 (collateralized by
  U.S. Treasury obligations valued at
  $969,000,105; 0%-8.88%, 09/18/08-02/15/37)           2.01%     09/02/08       950,212,167        950,000,000
--------------------------------------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated 08/29/08,
  maturing value $8,001,600 (collateralized by a
  U.S. Treasury obligation valued at $8,160,042;
  7.25%, 05/15/16)                                     1.80%     09/02/08         8,001,600          8,000,000
--------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Agreement dated
  08/29/08, maturing value $750,170,000
  (collateralized by U.S. Treasury obligations
  valued at $765,005,809; 0%-8.75%, 01/15/09-
  04/15/32)                                            2.04%     09/02/08       750,170,000        750,000,000
--------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., Agreement dated
  08/29/08, maturing value $750,168,333
  (collateralized by U.S. Treasury obligations
  valued at $765,001,612; 0%-3.00%, 04/15/11-
  01/15/28)                                            2.02%     09/02/08       750,168,333        750,000,000
--------------------------------------------------------------------------------------------------------------
Societe Generale, Agreement dated 08/29/08,
  maturing value $750,169,167 (collateralized by
  U.S. Treasury obligations valued at
  $765,000,010; 2.00%-6.25%, 08/31/08-05/15/30)        2.03%     09/02/08       750,169,167        750,000,000
--------------------------------------------------------------------------------------------------------------
UBS Securities LLC, Agreement dated 08/29/08,
  maturing value $1,000,222,222 (collateralized by
  U.S. Treasury obligations valued at
  $1,020,004,713; 0%-3.00%, 04/15/10-07/15/18)         2.00%     09/02/08     1,000,222,222      1,000,000,000
==============================================================================================================
     Total Repurchase Agreements
       (Cost $10,430,756,305)                                                                   10,430,756,305
==============================================================================================================
TOTAL INVESTMENTS(c)-100.13%
  (Cost $15,365,686,577)                                                                        15,365,686,577
==============================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.13)%                                                              (19,721,913)
==============================================================================================================
NET ASSETS-100.00%                                                                             $15,345,964,664
______________________________________________________________________________________________________________
==============================================================================================================




Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)  Principal amount equals value at period end. See Note 1J.
(c)  Also represents cost for federal income tax purposes.



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-67.39%
FEDERAL FARM CREDIT BANK (FFCB)-6.22%

  Floating Rate Bonds(a)                              2.07%   01/14/09  $    100,000  $   99,996,360
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%   03/17/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.49%   12/21/09        75,000      75,000,000
====================================================================================================
                                                                                         249,996,360
====================================================================================================
FEDERAL HOME LOAN BANK (FHLB)-40.55%

  Unsec. Bonds                                        2.90%   02/27/09        60,000      60,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%   03/04/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   03/10/09        15,000      15,012,033
----------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.38%   05/13/09        43,190      43,096,012
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.40%   09/05/08        69,847      69,828,374
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.07%   09/24/08        23,305      23,274,179
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.90%   10/27/08        63,460      63,272,440
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.54%   11/19/08        40,000      39,777,045
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%   03/02/09        15,000      14,844,542
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.12%   10/02/08        75,000      74,980,601
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%   12/12/08        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.49%   01/30/09       150,000     150,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.11%   02/13/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.37%   02/17/09        95,000      95,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.60%   02/27/09        75,000      75,015,727
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.20%   03/20/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.64%   03/26/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.25%   03/27/09       100,000     100,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%   09/17/08        50,000      49,999,032
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%   02/19/09        75,000      75,000,000
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.61%   05/27/09       132,000     132,033,473
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.38%   12/23/09        50,000      49,920,464
----------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%   12/28/09       100,000      99,961,609
====================================================================================================
                                                                                       1,631,015,531
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                                          PRINCIPAL
                                                    INTEREST  MATURITY     AMOUNT
                                                      RATE      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.36%

  Sr. Unsec. Disc. Notes(b)                           2.12%   09/05/08  $     53,000  $   52,987,515
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   09/15/08        40,000      39,963,289
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   09/16/08        40,000      39,964,833
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.07%   10/14/08        50,000      49,876,375
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.42%   11/03/08        50,000      49,788,250
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.29%   11/10/08        50,000      49,777,361
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.13%   11/21/08        40,000      39,808,300
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.23%   12/30/08        25,000      24,814,167
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes(a)                   2.64%   12/26/08       100,000      99,977,897
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.63%   06/12/09        25,000      25,000,000
----------------------------------------------------------------------------------------------------
  Unsec. MTN                                          2.70%   06/12/09        25,000      25,000,000
====================================================================================================
                                                                                         496,957,987
====================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.26%


  Sr. Unsec. Disc. Notes(b)                           2.09%   09/24/08           778         776,961
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.11%   10/15/08        45,000      44,883,950
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.36%   10/22/08        73,503      73,257,255
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.08%   10/28/08        50,000      49,835,333
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.69%   12/22/08        55,000      54,539,711
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           2.21%   12/29/08        55,000      54,598,210
----------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                           1.88%   01/30/09        25,000      24,802,861
----------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.33%   05/01/09        30,000      29,530,117
====================================================================================================
                                                                                         332,224,398
====================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $2,710,194,276)                                                                      2,710,194,276
====================================================================================================
  TOTAL INVESTMENTS-67.39% (excluding Repurchase Agreements)
  (Cost $2,710,194,276)                                                               $2,710,194,276
____________________________________________________________________________________________________
====================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO



                                                                         REPURCHASE
                                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-32.64%(C)

Barclays Capital Inc., Joint agreement dated
  08/29/08, aggregate maturing value $428,818,452
  (collateralized by U.S. Government sponsored
  agency obligations valued at $437,291,818;
  3.50%-5.50%, 06/18/10-12/14/22)                     2.13%   09/02/08  $ 87,843,790  $   87,823,005
----------------------------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,000,565; 0%-5.20%, 11/28/08-03/05/19)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 08/29/08, aggregate maturing
  value $250,058,889 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $255,001,978; 0%, 10/10/08-03/09/09)             2.12%   09/02/08   195,045,933     195,000,000
----------------------------------------------------------------------------------------------------
Fortis Securities LLC, Joint agreement dated
  08/29/08, aggregate maturing value $500,117,778
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,004,468; 0%-
  5.33%, 09/19/08-12/13/13)                           2.12%   09/02/08   100,023,556     100,000,000
----------------------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint agreement
  dated 08/29/08, aggregate maturing value
  $250,059,167 (collateralized by U.S. Government
  sponsored agency obligations valued at
  $255,002,112; 0%-6.45%, 11/29/19-06/15/37)          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., Joint agreement dated
  08/29/08, aggregate maturing value $250,059,167
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,003,225; 0%-
  10.70%, 09/26/08-04/15/42)                          2.13%   09/02/08   195,046,150     195,000,000
----------------------------------------------------------------------------------------------------
RBC Capital Markets Corp., Agreement dated
  08/29/08, maturing value $150,035,500
  (collateralized by U.S. Government sponsored
  agency obligations valued at $153,001,227;
  4.63%-6.63%, 06/15/09-06/12/20)                     2.13%   09/02/08   150,035,500     150,000,000
----------------------------------------------------------------------------------------------------
Societe Generale, Joint agreement dated 08/29/08,
  aggregate maturing value $250,058,889
  (collateralized by U.S. Government sponsored
  agency obligations valued at $255,000,057; 0%-
  5.63%, 02/02/09-03/14/36)                           2.12%   09/02/08   195,045,933     195,000,000
====================================================================================================
       Total Repurchase Agreements (Cost
  $1,312,823,005)                                                                      1,312,823,005
====================================================================================================
TOTAL INVESTMENTS(d)-100.03%
  (Cost $4,023,017,281)                                                                4,023,017,281
====================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                                     (1,069,880)
====================================================================================================
NET ASSETS-100.00%                                                                    $4,021,947,401
____________________________________________________________________________________________________
====================================================================================================




Investment Abbreviations:

Disc.   - Discounted
MTN     - Medium-Term Notes
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Principal amount equals value at period end. See Note 1J.
(d)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                          PRINCIPAL
                                                    INTEREST   MATURITY     AMOUNT
                                                      RATE       DATE       (000)         VALUE
--------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-92.96%

FEDERAL FARM CREDIT BANK (FFCB)-21.16%

  Floating Rate Bonds(a)                              2.34%    10/27/08    $35,000    $ 34,999,968
--------------------------------------------------------------------------------------------------
  Floating Rate Bonds(a)                              2.04%    03/17/09     40,000      40,000,000
==================================================================================================
                                                                                        74,999,968
==================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-71.80%

  Unsec. Bonds                                        5.00%    02/04/09      5,000       5,056,440
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.90%    02/27/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Bonds                                        2.85%    03/04/09     10,000      10,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               1.95%    09/02/08     88,750      88,745,193
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.05%    10/03/08      9,404       9,386,864
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.25%    11/03/08      7,428       7,398,752
--------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                               2.22%    11/28/08      4,000       3,978,274
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.09%    11/20/08     50,000      50,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                       2.19%    12/12/08     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.66%    09/17/08     10,000       9,999,806
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.17%    02/19/09     20,000      20,000,000
--------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                2.39%    12/28/09     10,000       9,996,161
==================================================================================================
                                                                                       254,561,490
==================================================================================================
  Total U.S. Government Sponsored Agency Securities (Cost
  $329,561,458)                                                                        329,561,458
==================================================================================================


U.S. TREASURY SECURITIES-7.04%

  U.S. Treasury Bills(b)
     (Cost $24,965,556)                               1.60%    10/02/08     25,000      24,965,556
==================================================================================================
TOTAL INVESTMENTS(c)-100.00%
  (Cost $354,527,014)                                                                  354,527,014
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                                         (2,560)
==================================================================================================
NET ASSETS-100.00%                                                                    $354,524,454
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured


Notes to Schedule of Investments:
(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS

August 31, 2008



                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-98.65%

ALABAMA-0.57%

  Gardendale (City of) (Ascot Place Apartments);
     Series 2002 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32     $ 1,612     $    1,612,000
-------------------------------------------------------------------------------------------------------
  Gardendale (City of) (Forest Ridge Apartments);
     Series 2002 B, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     10/01/32       3,783          3,783,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.94%     07/01/34       3,200          3,200,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         1.89%     07/01/22       1,420          1,420,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel);
     Series 2007-A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley);
     Series 2004, Ref. Retirement Center VRD RB
     (LOC-Royal Bank of Canada)(a)(b)(c)              1.94%     09/01/14       2,605          2,605,000
=======================================================================================================
                                                                                             18,980,000
=======================================================================================================


ALASKA-0.12%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                      2.17%     06/01/49       4,000          4,000,000
=======================================================================================================


ARIZONA-0.44%

  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments);
     Series 2001 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Civic Improvement Corp.;
     Series 2007 A, Water System Revenue BAN
     (LOC-Dexia Bank S.A.)(b)(c)                      1.55%     10/09/08       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments);
     Series 1994, Ref. MFH VRD RB (CEP-Federal
     Home Loan Bank of San Francisco)(a)              1.94%     10/01/25       5,460          5,460,000
=======================================================================================================
                                                                                             14,855,000
=======================================================================================================


COLORADO-4.01%

  Adams (County of) (Hunters Cove); Series 1985 A,
     MFH VRD RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)                                     1.80%     01/15/14       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Lutheran Church
     Extension Fund-Missouri Synod Loan Program);
     Series 2008, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.63%     05/15/38       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Northwest University);
     Series 2007, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     09/01/37      14,800         14,800,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc.);
     Series 2006, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/26       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Valor Christian
     Schools);
     Series 2007, VRD RB (LOC-Banco Santander
     S.A.)(a)(b)(c)                                   1.80%     11/01/38      10,275         10,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       8,145          8,145,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House);
     Series 2004 A, VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.91%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers);
     Series 1999, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/15/30       7,650          7,650,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

  Colorado (State of) Health Facilities Authority
     (Crossroads);
     Series 2003 A, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     11/01/28     $ 2,500     $    2,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research
     Center);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     01/01/35      10,500         10,500,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority
     (Loretto Heights);
     Series 1996 F, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     10/15/16       3,650          3,650,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2005 B-2 Class I, Single Family
     Mortgage VRD Bonds(a)                            1.90%     05/01/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Cornerstar Metropolitan District of;
     Series 2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(c)               1.92%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks));
     Series 2006-0120 A, Sales Tax VRD COP
     RB(a)(d)(e)                                      1.97%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Ref. MFH Project VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.89%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Lowry Economic Redevelopment Authority;
     Series 2002 A, Ref. VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     12/01/20       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
  Park 70 Metropolitan District;
     Series 2008, Limited Tax Convertible to
     Unlimited Tax VRD GO (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.80%     12/01/37       4,050          4,050,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc.);
     Series 2003, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(c)        1.89%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            134,275,000
=======================================================================================================


CONNECTICUT-0.07%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.);
     Series 1985, VRD PCR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.85%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Connecticut (State of) Health & Educational
     Facilities Authority (Trinity College);
     Series 2008 L, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.84%     07/01/34       1,000          1,000,000
=======================================================================================================
                                                                                              2,400,000
=======================================================================================================


DELAWARE-0.09%

  Delaware (State of) Economic Development
     Authority (Hospital Billing & Collection
     Service, Ltd.);
     Series 1985 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.92%     12/01/15       3,000          3,000,000
=======================================================================================================


DISTRICT OF COLUMBIA-1.87%

  District of Columbia (American Educational
     Research Association);
     Series 2007, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     07/01/37       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Howard Road Academy Public
     Charter School, Inc.);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/24       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (St. Coletta Special
     Education Public Charter School);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     05/01/35       6,820          6,820,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Pew Charitable
     Trusts);
     Series 2008 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     04/01/38      31,000         31,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(a)(d)(e)             1.92%     06/01/22       9,140          9,140,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(f)(g)(h)         5.25%     10/01/08       7,145          7,234,882
=======================================================================================================
                                                                                             62,619,882
=======================================================================================================


FLORIDA-6.89%

  Bay Medical Center Board of Trustees; Series
     2007 A, Ref. Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.88%     10/01/27       3,150          3,150,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     12/01/29       4,255          4,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Cape Coral (City of);
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08     $12,255     $   12,255,000
-------------------------------------------------------------------------------------------------------
  Series 2008, Commercial Paper Notes (LOC-Bank of
  America, N.A.)(b)                                   1.55%     09/25/08      19,825         19,825,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District);
     Series 2006-0136 A, VRD COP(a)(d)(e)             1.97%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South);
     Series 1985 B, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments);
     Series 2005 D, Ref. MFH Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health System/Sunbelt
     Obligated Group);
     Series 2003 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     11/15/34       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-2, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.86%     11/15/30       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 B-3, Ref. Hospital VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     11/15/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.80%     11/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/33       3,830          3,830,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital);
     Series 2006, Hospital VRD RB (LOC-Bank of
     Nova Scotia)(a)(b)(c)                            1.89%     07/01/36      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments);
     Series 1997 C, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     07/01/32       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Central Florida Kidney Centers,
     Inc.);
     Series 2000, VRD IDR (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/01/20       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc.);
     Series 2005, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     10/01/25       2,070          2,070,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority;
     Series 2008 B-1, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.80%     07/01/40      10,600         10,600,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc.);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/37       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Pine Crest Preparatory
     School, Inc.);
     Series 2008, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     06/01/32      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Benjamin Private
     School, Inc.);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/25       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (The Raymond F. Kravis
     Center for the Performing Arts, Inc.);
     Series 2002, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.90%     07/01/32       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments);
     Series 2004, Ref. MFH VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                1.90%     06/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Health Facilities Authority
     (Mease Manor, Inc.);
     Series 1995 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     11/01/15       2,820          2,820,000
-------------------------------------------------------------------------------------------------------
  Pinellas (County of) Industrial Development
     Authority (Neighborly Care Network, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/28       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     12/01/25       6,770          6,770,000
-------------------------------------------------------------------------------------------------------
  St. Johns (County of) Industrial Development
     Authority (Flagler Hospital, Inc.);
     Series 1996 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     12/15/26      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Sunshine State Governmental Financing
     Commission;
     Series 1986, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.85%     07/01/16      15,000         15,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Volusia (County of) Housing Finance Authority
     (The Anatole Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Industrial Development
     Authority (Retirement Housing Foundation
     Obligated Group-Bishops Glen); Series 2008,
     Ref. VRD RB (LOC-KBC Bank, N.V.)(a)(b)(c)        1.80%     09/01/25       7,790          7,790,000
-------------------------------------------------------------------------------------------------------
  West Orange Healthcare District; Series 1999 B,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 1.86%     02/01/22      12,200         12,200,000
=======================================================================================================
                                                                                            230,695,000
=======================================================================================================


GEORGIA-4.97%

  Atlanta (City of) (Westside); Series 2001, VRD
     Tax Allocation Bonds (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     12/01/22       5,155          5,155,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(f)(g)(h)                           5.00%     05/01/09       1,000          1,028,640
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Bibb (County of) Development Authority (First
     Presbyterian Day School, Inc.);
     Series 1999, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     05/01/19       5,045          5,045,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II);
     Series 2007, VRD RB (LOC-Dexia Bank
     S.A.)(a)(b)(c)                                   1.86%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     02/01/13       3,425          3,425,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (YMCA of
     Cobb County, Georgia, Inc.);
     Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.90%     06/01/19       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Post
     Apartment Homes, L.P.);
     Series 1995, MFH VRD RB (CEP-Federal National
     Mortgage Association)(a)                         2.05%     06/01/25       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/24       2,740          2,740,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) (Kennestone Hospital
     Authority); Series 2005 A, VRD RAC
     (LOC-SunTrust Bank)(a)(b)                        1.86%     04/01/40      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center); Series 1994, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     01/01/21       5,255          5,255,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.);
     Series 1999, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     09/01/24       3,345          3,345,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc.);
     Series 1999 B, VRD RAC (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     10/01/25       4,515          4,515,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinett (Counties of) Joint
     Development Authority (GGC Real Estate
     Parking I, LLC);
     Series 2007, Increment Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/32      14,105         14,105,000
-------------------------------------------------------------------------------------------------------
  DeKalb, Newton, & Gwinnett (Counties of) Joint
     Development Authority (GPC Real Estate
     Student Support I, LLC);
     Series 2007, Incremental Draw VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/35       5,650          5,650,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc.);
     Series 2000, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/25       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School);
     Series 2006, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.);
     Series 2005, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (The
     Atlanta Academy, Inc.);
     Series 2008, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     04/01/33       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Trinity School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/25       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Hospital Authority
     (Gwinnett Hospital System, Inc.);
     Series 2008 B, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     07/01/42       6,400          6,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Private Colleges & Universities Authority (Emory
     University);
     Series 2007, Commercial Paper Notes              1.75%     09/12/08     $10,000     $   10,000,000
-------------------------------------------------------------------------------------------------------
  Richmond (County of) Hospital Authority
     (University Health Services, Inc.);
     Series 2008, VRD RAC (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     01/01/36      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc.);
     Series 2007, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center
     Inc.);
     Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.90%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.91%     10/01/28       6,275          6,275,000
-------------------------------------------------------------------------------------------------------
  Whitfield (County of) Residential Care
     Facilities for the Elderly Authority (Royal
     Oaks Senior Living Community);
     Series 1992, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     11/01/25       1,175          1,175,000
=======================================================================================================
                                                                                            166,403,640
=======================================================================================================


IDAHO-0.99%

  Custer (County of) (Amoco Oil Co.-Standard Oil
     Industry); Series 1983, VRD PCR(c)               1.75%     10/01/09      23,000         23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2008, Unlimited Tax TAN
     GO                                               3.00%     06/30/09      10,000         10,104,041
=======================================================================================================
                                                                                             33,104,041
=======================================================================================================


ILLINOIS-10.56%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Unlimited Tax VRD GO(a)(d)(e)    1.96%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University));
     Series 2006-67, VRD RB(a)(d)(e)                  1.83%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     03/01/35       5,450          5,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital);
     Series 2003 D, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of); Series 1997, Limited Tax
     Tender VRD GO (LOC-Harris N.A.)(a)(b)            1.83%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Davis Junction (Village of) (Alternate Revenue
     Source);
     Series 2006, Ref. Unlimited Tax VRD GO
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/21       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  DuPage (County of) (The Morton Arboretum);
     Series 2003, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     10/15/38       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority);
     Series 2000-1303 A, VRD COP(a)(d)(e)             1.97%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.95%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Glenview (Village of); Series 2001, Unlimited
     Tax GO                                           4.00%     12/01/08       1,000          1,004,900
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.);
     Series 2001 A, Housing VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)(e)                                   1.90%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre);
     Series 1999, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Northern Trust Co.)(a)(b)                  1.85%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology);
     Series 1999, VRD IDR (LOC-Harris N.A.)(a)(b)     2.00%     09/01/24       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center);
     Series 1995, VRD RB (LOC-JPMorgan Chase Bank,
     N.A., Bank of America N.A.)(a)(b)(e)             2.00%     08/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Little City Foundation);
     Series 1994, Special Facility VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.86%     02/01/19       4,595          4,595,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep.);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.87%     06/01/32     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp.);
     Series 2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.98%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum);
     Series 1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University);
     Series 2000 B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.82%     10/01/30       1,196          1,196,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program);
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.35%     09/02/08       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Commercial Paper RN
     (LOC-Northern Trust Co.)(b)                      1.75%     10/07/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(a)                       1.90%     11/01/30       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(a)                       1.90%     11/01/30       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University);
     Series 2008 A, Ref. VRD RB (LOC-Northern
     Trust Co.)(a)(b)                                 1.86%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Cristo
     Rey Jesuit High School);
     Series 2006, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.90%     09/01/41       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute);
     Series 2004, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     10/01/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2008-2009 A, VRD RN (LOC-Harris
     N.A.)(a)(b)(e)                                   1.94%     06/30/09       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and
     Dance);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.85%     03/01/40       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services);
     Series 2006, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     11/01/41       2,350          2,350,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Northwestern Memorial Hospital);
     Series 2004 B-2, VRD RB(a)                       1.79%     08/15/38      10,800         10,800,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B-1, VRD RB(a)                       1.79%     08/15/42      12,500         12,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago);
     Series 2004, VRD RB (LOC-Harris N.A.)(a)(b)      1.85%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, VRD RB                              1.55%     10/02/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital);
     Series 1985 B, VRD RB (LOC-Northern Trust
     Co.)(a)(b)                                       1.88%     01/01/16       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.88%     01/01/16       5,765          5,765,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Peace Memorial Ministries);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     08/15/33       9,155          9,155,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 C, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      24,800         24,800,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     08/01/15      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Swedish Covenant Hospital);
     Series 2003 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     08/15/33       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  Morton Grove (Village of) (Illinois Holocaust
     Museum and Educational Center);
     Series 2006, VRD Cultural Facility RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     12/01/41       4,050          4,050,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Niles (Village of) (Notre Dame High School for
     Boys);
     Series 2001, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             1.90%     03/01/31     $ 1,800     $    1,800,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program);
     Series 1989, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue);
     Series 10137, Sr. Lien VRD RB(a)(d)(e)           1.88%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.97%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II
     Apartments);
     Series 1999, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     12/15/29       5,210          5,210,000
-------------------------------------------------------------------------------------------------------
  University of Illinois Board of Trustees (UIC
     South Campus Development);
     Series 2008, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     01/15/22       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(a)(d)(e)                   1.92%     04/01/30       5,195          5,195,000
-------------------------------------------------------------------------------------------------------
  Will (County of) (University of St. Francis);
     Series 2007, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/37       2,000          2,000,000
=======================================================================================================
                                                                                            353,620,900
=======================================================================================================


INDIANA-3.09%

  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.90%     04/01/36       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fort Wayne (City of) (University of Saint
     Francis);
     Series 2008, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.87%     08/01/28       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Goshen (City of) (Goshen College, Inc.);
     Series 2007, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     10/01/42      20,800         20,800,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.85%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Depauw
     University);
     Series 2008 A, Educational Facilities VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   1.85%     07/01/36       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Finance Authority (Marion
     General Hospital, Inc.);
     Series 2008 A, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.90%     07/01/35       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Clarian Health Partners,
     Inc.);
     Series 2005 D, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.80%     02/15/30       8,970          8,970,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital);
     Series 2004 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.00%     04/01/24       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals);
     Series 2000 A, Hospital VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     07/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group);
     Series 2004 B, Hospital VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                1.86%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Sisters of St. Francis Health
     Services, Inc.);
     Series 1999 A, Hospital RB(f)(g)(h)              5.15%     05/01/09       4,500          4,634,850
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority;
     Series 1996 A, Ref. Airport Facilities Lease
     RB(g)                                            6.00%     11/01/08       4,165          4,193,135
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) (Brookhaven at County
     Line Apartments);
     Series 2008, Economic Development VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.67%     09/15/41      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of));
     Series 2008-2494, Consolidated VRD
     RB(a)(d)(e)                                      1.87%     12/15/15       1,995          1,995,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  St. Joseph (County of) (Holy Cross Village at
     Notre Dame);
     Series 2006 D, Economic Development VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(c)            1.85%     05/15/39     $ 2,420     $    2,420,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.);
     Series 2005, VRD RB (LOC-Regions Bank)(a)(b)     1.85%     11/01/30       6,475          6,475,000
=======================================================================================================
                                                                                            103,642,985
=======================================================================================================


IOWA-0.04%

  Iowa (State of) Finance Authority (Morningside
     College);
     Series 2002, Private College Facility VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.90%     10/01/32       1,510          1,510,000
=======================================================================================================


KANSAS-0.13%

  Shawnee (City of) (Shawnee Village Associates);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     12/01/09       4,475          4,475,000
=======================================================================================================


KENTUCKY-0.75%

  Ewing (City of) (Kentucky Area Development
     Districts Financing Trust);
     Series 2000, Lease Acquisition Program VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     06/01/33       2,422          2,422,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Economic Development Finance
     Authority (Retirement Housing Foundation
     Obligated Group-Colonial Heights);
     Series 2008 A, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/21       4,015          4,015,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Ref. VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.80%     09/01/28       7,705          7,705,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Northeast Christian Church,
     Inc.);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/33       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) & Fayette (County of) Urban
     Government (Roman Catholic Diocese of
     Lexington);
     Series 2008, Industrial Building VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     03/01/35       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Morehead (City of) (Kentucky League of Cities
     Funding Trust);
     Series 2004 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     06/01/34       1,102          1,101,500
-------------------------------------------------------------------------------------------------------
  Williamstown (City of) (Kentucky League of
     Cities Funding Trust);
     Series 2008 A, Lease Program VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.86%     07/01/38       4,000          4,000,000
=======================================================================================================
                                                                                             25,243,500
=======================================================================================================


LOUISIANA-0.34%

  Denham Springs (City of) Economic Development
     District (Bass Pro Shops);
     Series 2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.84%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C.);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/26       6,360          6,360,000
=======================================================================================================
                                                                                             11,420,000
=======================================================================================================


MAINE-0.14%

  Maine (State of) Finance Authority (Kents Hill
     School);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     07/01/30       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     01/01/36       2,400          2,400,000
=======================================================================================================
                                                                                              4,700,000
=======================================================================================================


MARYLAND-2.73%

  Baltimore (County of) (Blue Circle Inc.);
     Series 1992, Ref. Economic Development VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                       1.85%     12/01/17       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of) (Corp. of St. Timothy's
     School);
     Series 2002, Economic Development VRD RB
     (LOC-SunTrust Bank)(a)(b)                        1.85%     10/01/27       4,230          4,230,000
-------------------------------------------------------------------------------------------------------
  Baltimore (County of);
     Series 2008, Consolidated Public Improvement
     Commercial Paper BAN                             1.57%     01/15/09       7,800          7,800,000
-------------------------------------------------------------------------------------------------------
     Series 2008, Metropolitan District Commercial
     Paper BAN                                        1.57%     02/12/09      19,400         19,400,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MARYLAND-(CONTINUED)

  Frederick (County of) (Buckingham's Choice Inc.
     Facility);
     Series 1997 C, Retirement Community VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.85%     01/01/27     $ 6,000     $    6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (eMerge, Inc.);
     Series 2006 A, Ref. VRD RB (LOC-PNC
     Bank)(a)(b)                                      1.82%     04/01/22       1,240          1,240,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (Prologue Inc.);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.92%     06/01/31       1,355          1,355,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   1.85%     09/01/28       1,750          1,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Gilman School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     01/01/36       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Keswick Multi-Care
     Center);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     07/01/37       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Loyola College in
     Maryland, Inc.);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     12/01/23       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School);
     Series 2008, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.83%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.);
     Series 2005 A, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       4,600          4,600,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.82%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Roland Park Country
     School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     06/01/37       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Sheppard Pratt Health
     System, Inc.);
     Series 2003 B, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.85%     07/01/28       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Upper Chesapeake
     Hospitals);
     Series 2008 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.77%     01/01/43       5,800          5,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility);
     Series 2005, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) (Rehabilitation
     Opportunities, Inc.);
     Series 2001, Economic Development VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     09/01/26       1,035          1,035,000
=======================================================================================================
                                                                                             91,410,000
=======================================================================================================


MASSACHUSETTS-2.56%

  Massachusetts (State of) Development Finance
     Agency (Abby Kelley Foster Charter Public
     School);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     09/01/38       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc.);
     Series 2003, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.84%     04/01/28       6,090          6,090,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(b)(c)                           1.80%     09/03/08      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Community Health Center
     Capital Fund Issue);
     Series 1995 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     03/01/15       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harrington Memorial
     Hospital, Inc. Issue);
     Series 2008 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.85%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       1.65%     12/05/08      29,900         29,900,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

  Massachusetts (State of) Health & Educational
     Facilities Authority (Hebrew Rehabilitation
     Center Issue);
     Series 2007 D, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.88%     07/01/17     $14,830     $   14,830,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Partners Healthcare
     System Issue);
     Series 2008 H-1, Commercial Paper                1.53%     12/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             85,795,000
=======================================================================================================


MICHIGAN-4.26%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District);
     Series 2006-51, Unlimited Tax VRD GO(a)(d)(e)    1.96%     05/01/14       6,910          6,910,000
-------------------------------------------------------------------------------------------------------
  Boyne (City of) Public School; Series 1999,
     Unlimited Tax GO(f)(g)(h)                        5.75%     05/01/09       1,935          1,982,119
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development Corp.
     (Friendship Village of Kalamazoo);
     Series 1997 B, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.83%     05/15/27       2,795          2,795,000
-------------------------------------------------------------------------------------------------------
  Lenawee (County of) Economic Development Corp.
     (Siena Heights University);
     Series 2006, Ref. VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     11/01/24       4,505          4,505,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University);
     Series 2007, Limited Obligation VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.88%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority;
     Series 2005-5, Commercial Paper Notes
     (LOC-Bank of New York Mellon, State Street
     Bank & Trust)(b)                                 1.60%     11/06/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/34       4,125          4,125,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C-9, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       3,105          3,105,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C-23, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.90%     12/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital);
     Series 2006, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.88%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Evangelical
     Homes of Michigan);
     Series 2008, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.88%     05/01/37       9,800          9,800,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (The Corners:
     A Campus for Caring Communities);
     Series 2008, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     06/01/38       3,250          3,250,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Western
     Michigan Christian High School);
     Series 2003, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     07/01/28       2,355          2,355,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System);
     Series 2000 D, Sr. Lien VRD RB(a)(d)(e)          1.92%     07/01/29      13,760         13,760,000
=======================================================================================================
                                                                                            142,827,119
=======================================================================================================


MINNESOTA-1.79%

  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College);
     Series 2004 Five-X, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.87%     10/01/34       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College);
     Series 2003 Five-Q, VRD RB(a)                    1.84%     03/01/33       3,550          3,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas);
     Series 2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.87%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Rural Water Finance
     Authority;
     Series 2008, Public Construction RN              2.75%     06/01/09       6,500          6,533,416
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

  University of Minnesota (Regents of);
     Series 2005 A, Commercial Paper Notes            1.50%     10/15/08     $ 5,000     $    5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.45%     10/15/08       5,010          5,010,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.35%     10/21/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.45%     10/15/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.35%     10/21/08      17,500         17,500,000
=======================================================================================================
                                                                                             60,093,416
=======================================================================================================


MISSISSIPPI-2.70%

  Flowood (City of) (Reflection Pointe
     Apartments);
     Series 2001, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (200 Renaissance, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.87%     01/01/37      11,800         11,800,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC);
     Series 2007 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.87%     04/01/37      11,435         11,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     06/01/27      14,250         14,250,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.88%     07/01/25       3,405          3,405,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Development Bank (Desoto
     County Convention Center Expansion &
     Refunding); Series 2008, VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.70%     11/01/28       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment &
     Facilities Authority (Grenada Lake Medical
     Center);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.86%     11/01/22       2,985          2,985,000
=======================================================================================================
                                                                                             90,305,000
=======================================================================================================


MISSOURI-2.32%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12);
     Series 2006-31, Unlimited Tax VRD GO(a)(d)(e)    1.84%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.98%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Industrial Development
     Authority (YMCA of Greater Kansas City);
     Series 2002 A, Recreational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.95%     11/01/18       2,550          2,550,000
-------------------------------------------------------------------------------------------------------
  Kansas City (City of) Industrial Development
     Authority (Bethesda Living Centers);
     Series 2001 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.80%     08/01/31       8,750          8,750,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)    1.85%     05/15/32       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health
     System);
     Series 1999 B, VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.85%     08/01/29       6,255          6,255,000
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments);
     Series 2006, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.95%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSOURI-(CONTINUED)

  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.);
     Series 2004 B, Ref. Educational Facilities
     VRD IDR (LOC-U.S. Bank, N.A.)(a)(b)              1.85%     06/15/24     $ 1,920     $    1,920,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Kansas City (City of)); Series
     2008 D295, Unlimited Tax VRD GO(a)(d)(e)         2.07%     02/01/27      10,000         10,000,000
=======================================================================================================
                                                                                             77,610,000
=======================================================================================================


NEBRASKA-0.18%

  Lincoln (City of); Series 1998 A, Electric
     System RB(g)                                     4.50%     09/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.65%     09/11/08       5,000          5,000,000
=======================================================================================================
                                                                                              6,000,000
=======================================================================================================


NEVADA-1.60%

  Las Vegas (City of) Convention & Visitors
     Authority;
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.35%     10/21/08      31,500         31,500,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper RN (LOC-Bank
     of Nova Scotia, Fortis Bank N.V./S.A., State
     Street Bank & Trust Co.)(b)(c)                   1.47%     11/03/08      22,000         22,000,000
=======================================================================================================
                                                                                             53,500,000
=======================================================================================================


NEW HAMPSHIRE-0.96%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      1.87%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue);
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.86%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue);
     Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(c)                                  1.87%     10/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Proctor Academy Issue);
     Series 2008, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.87%     07/01/38       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Riverbend Community
     Mental Health, Inc. Issue);
     Series 2008, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.88%     07/01/38       4,100          4,100,000
=======================================================================================================
                                                                                             32,170,000
=======================================================================================================


NEW MEXICO-0.21%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    1.87%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,039,626
=======================================================================================================
                                                                                              7,039,626
=======================================================================================================


NEW YORK-1.00%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home);
     Series 2003, Civic Facility VRD RB (LOC-Bank
     of New York)(a)(b)                               1.85%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of) Housing Development Corp.
     (Related-Carnegie Park);
     Series 1997 A, MFH Rental VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.85%     11/15/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Dormitory Authority (Long
     Island University);
     Series 2006 A-1, VRD RB (LOC-Allied Irish
     Banks PLC)(a)(b)(c)                              1.80%     09/01/26       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Thruway Authority (Highway &
     Bridge Trust Fund);
     Series 1999 B, RB(f)(g)(h)                       5.00%     04/01/09       7,000          7,191,456
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC);
     Series 2008 A, Civic Facility VRD IDR
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.84%     06/01/38     $ 3,000     $    3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority);
     Series 12045, VRD RB(a)(d)(e)                    1.96%     01/01/32      12,000         12,000,000
=======================================================================================================
                                                                                             33,386,456
=======================================================================================================


NORTH CAROLINA-3.85%

  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University));
     Series 2006-0139 A, VRD COP RB(a)(d)(e)          1.80%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Agency (Saint Mary's School);
     Series 2006, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/27      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College);
     Series 2004, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     07/01/19       4,440          4,440,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Gardner-Webb University);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     07/01/23       3,990          3,990,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College);
     Series 2005 B, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     09/01/35       6,700          6,700,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (High Point University);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     05/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Mars Hill College);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.85%     01/15/28       2,965          2,965,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.);
     Series 2004, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     06/01/29       5,275          5,275,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Fayetteville State
     University Housing Foundation, LLC); Series
     2001, Student Housing Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     11/01/33      12,260         12,260,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The O'Neal School);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/29       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (The Summit School, Inc.);
     Series 2008, Educational Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     06/01/33       5,200          5,200,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC);
     Series 2001 A, Student Housing VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     07/01/31       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School);
     Series 2003, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.90%     09/01/24       2,445          2,445,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy);
     Series 2007, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.83%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.88%     07/01/17       3,145          3,145,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Queens College);
     Series 1999 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     03/01/19       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village);
     Series 2008 B, Retirement Facilities First
     Mortgage VRD RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                      1.90%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community);
     Series 2004 C, Ref. Health Care Facilities
     First Mortgage VRD RB (LOC-Wells Fargo Bank
     N.A.)(a)(b)                                      1.86%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, Health Care Facilities First
     Mortgage VRD RB (LOC-Branch Banking &Trust
     Co.)(a)(b)                                       1.86%     11/01/14       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Lutheran Services for the Aging);
     Series 1998, Health Care Facility VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     03/01/28       3,880          3,880,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital);
     Series 2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.86%     01/01/35      14,105         14,105,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc.);
     Series 2001, Health Care Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.86%     08/01/24     $ 3,080     $    3,080,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group);
     Series 2002 A, Hospital VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.86%     09/01/22       8,900          8,900,000
=======================================================================================================
                                                                                            128,855,000
=======================================================================================================


OHIO-3.40%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District);
     Series 2006-04, Unlimited Tax VRD GO
     Ctfs.(a)(d)(e)                                   1.96%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  Allen (County of) (YMCA of Lima, Ohio);
     Series 1998, Economic Development VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     04/15/18       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District;
     Series 1998, School Improvement Unlimited Tax
     GO(f)(g)(h)                                      5.13%     11/01/08       2,000          2,029,538
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (OhioHealth Corp.); Series
     2008 A, Ref. Hospital Facilities VRD RB(a)       1.80%     11/15/33      17,000         17,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) (The Chelsea at First
     Community Village);
     Series 2005, Ref. & Improvement Health Care
     Facilities VRD RB (LOC-KBC Bank
     N.V.)(a)(b)(c)                                   1.93%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Drake Center, Inc.);
     Series 1999 A, Hospital Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.84%     06/01/19       5,700          5,700,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.00%     12/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) (EMH Regional Medical
     Center);
     Series 2008, Ref. Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.95%     11/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Lorain (County of) Port Authority (St. Ignatius
     High School);
     Series 2008, Educational Facilities VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      1.87%     08/02/38       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  Lucas (County of) (The Toledo Zoological
     Society);
     Series 2002, Facilities Improvement VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     10/01/21       7,010          7,010,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.94%     08/01/20       1,125          1,125,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) (YMCA of Greater Cincinnati);
     Series 2001, Economic Development VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            1.92%     11/01/21       4,210          4,210,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts); Series
     2007 H, Commercial Paper Notes                   1.50%     09/03/08      29,835         29,835,000
-------------------------------------------------------------------------------------------------------
  Richland (County of) (Wesleyan Senior Living
     Obligated Group);
     Series 2004 A, Ref. Health Care Facilities
     VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     1.83%     11/01/27      13,925         13,925,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art);
     Series 1999, Cultural Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.95%     09/01/19       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)(b)                          1.84%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Williams (County of) (Community Hospitals &
     Wellness Centers);
     Series 2008, Hospital Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     1.86%     01/01/41       5,000          5,000,000
=======================================================================================================
                                                                                            113,749,538
=======================================================================================================


OKLAHOMA-3.27%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge and Gardens at Reding
     Apartments);
     Series 2000, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     07/15/30      16,113         16,113,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome);
     Series 2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.94%     06/01/11       1,360          1,360,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Turnpike Authority;
     Series 2006 F, Ref. Turnpike System Second
     Sr. VRD RB(a)                                    1.85%     01/01/28      38,585         38,585,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD
     RB(a)(g)                                         1.75%     09/01/23     $13,515     $   13,515,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(a)        1.80%     09/01/24       4,520          4,520,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(a)        1.80%     09/01/26       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(a)(g)    1.88%     10/01/36       6,750          6,750,000
-------------------------------------------------------------------------------------------------------
  Tulsa (County of) Industrial Authority; Series
     2003 A, Capital Improvement VRD RB(a)            2.00%     05/15/17      27,000         27,000,000
=======================================================================================================
                                                                                            109,693,000
=======================================================================================================


OREGON-0.30%

  Oregon (State of); Series 2008 A, Full Faith &
     Credit Unlimited Tax TAN GO                      3.00%     06/30/09      10,000         10,105,700
=======================================================================================================


PENNSYLVANIA-2.44%

  Allegheny (County of) Hospital Development
     Authority (The Children's Home of
     Pittsburgh);
     Series 2006 B, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     06/01/35       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 1.87%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas);
     Series 2000 B, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      1.86%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Cumberland (County of) Municipal Authority
     (Asbury Pennsylvania Obligated Group);
     Series 2008, VRD RB (LOC-KBC Bank,
     N.V.)(a)(b)(c)                                   1.83%     01/01/43       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Joint Toll Bridge Commission;
     Series 2007 B-1, Bridge System VRD RB
     (LOC-Dexia Bank S.A.)(a)(b)(c)                   1.81%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Delaware River Port Authority;
     Series 2008 B, Ref. VRD RB (LOC-Toronto
     Dominion Bank)(a)(b)(c)                          1.79%     01/01/26       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Hazleton (City of) Area Industrial Development
     Authority (MMI Preparatory School);
     Series 1999, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     10/01/24       3,685          3,685,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference);
     Series 2003, VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                    1.90%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Abington Friends School);
     Series 2002, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     06/01/27       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei);
     Series 2006, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      1.86%     01/01/23       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Redevelopment Authority
     (Forge Gate Apartments);
     Series 2001 A, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     08/15/31       2,225          2,225,000
-------------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(f)(g)(h)                        4.75%     03/01/09       2,400          2,435,926
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program-Mount Aloysius
     College); Series 1998 C3, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.04%     11/01/18       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.);
     Series 2005 A, Student Housing VRD RB
     (LOC-UniCredito Italiano S.p.A.)(a)(b)(c)        1.86%     11/01/36       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      1.89%     11/01/32       1,600          1,600,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center);
     Series 2002, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital);
     Series 2007 A, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      1.82%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(a)(i)                            2.07%     06/01/38       6,460          6,460,000
=======================================================================================================
                                                                                             81,670,926
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.16%

  Rhode Island (State of) Health & Educational
     Building Corp. (Catholic School Pool Program
     Issue);
     Series 2005 A, Educational Facility VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.90%     04/01/35     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Newport Hospital Issue);
     Series 2004, Hospital Financing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/14       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (The Pennfield School Issue);
     Series 2004, Educational Institution VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              1.90%     09/01/34       3,155          3,155,000
=======================================================================================================
                                                                                              5,300,000
=======================================================================================================


SOUTH CAROLINA-1.73%

  Greenville (County of) Hospital System Board of
     Trustees;
     Series 2008 B, Ref. VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      1.84%     05/01/33       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
     Series 2008 C, Ref. VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     05/01/33       9,195          9,195,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(a)(d)(e)                    1.78%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(a)(d)(e)                    1.98%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Morris College); Series
     1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   1.95%     07/01/17       1,840          1,840,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Anderson College); Series
     2004 A, Ref. & Improvement VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.90%     06/01/25       1,145          1,145,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Nonprofit Institutions
     of Higher Learning (Newberry College); Series
     2008, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       1.86%     06/01/35       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance &
     Development Authority (Runaway Bay
     Apartments);
     Series 2005, Ref. MFH Rental VRD RB
     (CEP-Federal National Mortgage
     Association)(a)                                  1.90%     11/15/35       6,565          6,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home);
     Series 2003, VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Community YMCA of Rock
     Hill);
     Series 2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     11/01/24       1,060          1,060,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp.);
     Series 2003, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.88%     01/01/13       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina);
     Series 2003 A, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (South Carolina State
     University Housing LLC);
     Series 2007 A, Student Housing VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.90%     03/01/27       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Transportation
     Infrastructure Bank;
     Series 2003 B-2, Ref. VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       1.77%     10/01/31       6,000          6,000,000
=======================================================================================================
                                                                                             58,000,000
=======================================================================================================


TENNESSEE-4.59%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Catholic Health
     Initiatives);
     Series 2004 C, VRD RB(a)                         2.00%     05/01/39       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments);
     Series 2003 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)    1.95%     01/01/23       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments);
     Series 2002, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems);
     Series 2006, VRD IDR (LOC-Regions Bank)(a)(b)    1.89%     06/01/26       5,900          5,900,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College);
     Series 2006, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc.);
     Series 2001, VRD RB (LOC-SunTrust Bank)(a)(b)    1.90%     08/01/16     $ 1,500     $    1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University); Series
     2005, VRD RB (LOC-SunTrust Bank)(a)(b)           1.84%     12/01/25       9,975          9,975,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Montessori Academy, Inc.);
     Series 2003, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.02%     03/01/23       2,370          2,370,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Hickory Trace Apartments);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.92%     03/01/33       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments); Series
     2006, Ref. MFH VRD IDR (CEP-Federal National
     Mortgage Association)(a)                         1.90%     07/15/36       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (The Park at Hermitage);
     Series 2004, Ref. MFH VRD IDR (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board);
     Series 12021, Lease Rental VRD RB(a)(d)(e)       1.89%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art);
     Series 2003, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/23       3,435          3,435,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis University School);
     Series 2006, VRD RB (LOC-SunTrust Bank)(a)(b)    1.84%     07/01/26       3,645          3,645,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of
     Optometry);
     Series 2001, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.84%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School);
     Series 2007, VRD RB (LOC-Regions Bank)(a)(b)     1.89%     08/01/34      23,095         23,095,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.84%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Springfield (City of) Health & Educational
     Facilities Board (NorthCrest Medical Center);
     Series 2008, Ref. VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.87%     08/01/33       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
  Sullivan (County of) Health, Educational &
     Housing Facilities Board (Wellmont Health
     System);
     Series 2005, Ref. Hospital VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.80%     09/01/32      22,600         22,600,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) School Bond Authority;
     Series 2007 A, Commercial Paper Notes            1.70%     09/10/08      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy);
     Series 2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.05%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            153,810,000
=======================================================================================================


TEXAS-15.69%

  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District);
     Series 2007-11, School Building Unlimited Tax
     VRD GO(a)(d)(e)                                  1.83%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District);
     Series 2007-32, Unlimited Tax VRD GO(a)(d)(e)    1.83%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax GO
     (CEP-Texas Permanent School Fund)(a)             2.00%     06/15/28      10,350         10,350,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of); Series 2005 A, Commercial
     Paper Notes GO                                   1.55%     09/25/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Austin (City of) Housing Finance Corp. (Stassney
     Woods Apartments);
     Series 2004, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     10/15/32       3,350          3,350,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries, Inc.);
     Series 1984, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.85%     12/01/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group);
     Series 1998, Retirement Facility RB(f)(g)(h)     5.00%     11/15/08       1,500          1,522,774
-------------------------------------------------------------------------------------------------------
  Bexar (County of) Housing Finance Corp.
     (Mitchell Village Apartments);
     Series 2000 A-1, MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                2.00%     02/15/30       2,015          2,015,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Crawford (City of) Education Facilities Corp.
     (River Oaks Baptist School);
     Series 2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     02/01/24     $ 1,000     $    1,000,000
-------------------------------------------------------------------------------------------------------
  Cypress-Fairbank Independent School District;
     Series 2008, TAN                                 3.00%     06/25/09       5,000          5,054,834
-------------------------------------------------------------------------------------------------------
  De Soto (City of) Industrial Development
     Authority (National Service Industries,
     Inc.);
     Series 1991, Ref. VRD IDR (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   1.90%     09/01/18       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0042 A, VRD Utility System
     COP(a)(d)(e)                                     1.92%     05/15/26       9,900          9,900,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of));
     Series 2008-0033 A, VRD Water & Sewer System
     COP(a)(d)(e)                                     2.04%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Georgetown (City of) Health Facilities
     Development Corp. (Wesleyan Homes, Inc.);
     Series 2006, Retirement Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         1.85%     08/01/36       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco
     Inc.);
     Series 1998, Ref. VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)(e)                                   1.82%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Cultural Education Facilities
     Finance Corp. (The Methodist Hospital
     System); Sub
     Series 2008 C-3, VRD RB(a)                       1.60%     12/01/32      28,500         28,500,000
-------------------------------------------------------------------------------------------------------
  Harris (County of) Health Facilities Development
     Corp. (Texas Children's Hospital);
     Series 2008-3, Ref. Hospital VRD RB(a)           2.10%     10/01/41      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center);
     Series 2006, Hospital VRD RB (LOC-Regions
     Bank)(a)(b)                                      1.89%     04/01/26       9,328          9,328,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO);
     Series 1983, PCR(a)(c)                           1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, PCR(a)(c)                           2.00%     11/01/19       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District);
     Series 2005-980, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     02/01/12       1,710          1,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(a)(d)(e)            2.14%     06/15/12       4,550          4,550,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Conroe (City of) Independent
     School District); Series 2008-3061, Unlimited
     Tax VRD GO(a)(d)(e)                              1.87%     02/15/15       5,100          5,100,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Leander (City of) Independent
     School District);
     Series 2008-3067, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     08/15/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Northside Independent School
     District); Series 2008-3039, Unlimited Tax
     VRD GO(a)(d)(e)                                  1.87%     08/15/13       4,295          4,295,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of)); Series
     2008-2503, Ref. VRD Electric & Gas Systems
     RB(a)(d)(e)                                      1.87%     02/01/15       3,695          3,695,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission);
     Series 2008-2481, Unlimited Tax Mobility Fund
     VRD GO(a)(d)(e)                                  1.87%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     08/01/29       5,790          5,790,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund);
     Series 2006-2033 A, First Tier VRD
     RB(a)(d)(e)                                      1.84%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District;
     Series 2006, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(a)      1.85%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration);
     Series 2001 A, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(c)                                    1.85%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City
     of));
     Series 12044, Ref. & Improvement VRD
     Waterworks & Sewer System RB(a)(d)(e)            1.97%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City
     of));
     Series 12022, Sub. Lien VRD Airport System
     RB(a)(d)(e)                                      2.20%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  Richardson (City of) Independent School
     District;
     Series 2008, School Building Unlimited Tax GO    4.00%     02/15/09       6,780          6,837,700
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Education Facilities Corp.
     (University of the Incarnate Word);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/27       5,505          5,505,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.75%     09/09/08       9,115          9,115,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            972,322
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County);
     Series 2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.00%     04/01/26     $ 3,815     $    3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group);
     Series 1998, Hospital RB(f)(g)(h)                5.38%     11/15/08       7,805          7,935,253
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc.);
     Series 2003, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.85%     07/01/33       6,180          6,180,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes GO         1.70%     12/04/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                 3.00%     08/28/09      51,500         52,197,590
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents;
     Series 1999, Financing System RB(f)(g)(h)        5.55%     05/15/09       7,600          7,787,988
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (Travis
     Station Apartments);
     Series 2004 A, Ref. MFH VRD RB (CEP-Federal
     National Mortgage Association)(a)                1.90%     02/15/34       1,075          1,075,000
-------------------------------------------------------------------------------------------------------
  University of Texas System Board of Regents
     (Revenue Financing System);
     Series 2000 A, Commercial Paper Notes            1.60%     09/03/08      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.30%     09/05/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.35%     10/27/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2000 A, Commercial Paper Notes            1.70%     10/16/08      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes            1.50%     10/22/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District);
     Series 2008 K10, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     02/01/26      12,955         12,955,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of));
     Series 2003-B16, Ref. Sr. Lien VRD Toll Road
     RB(a)(d)(e)                                      2.07%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Hays (County of) Consolidated
     Independent School District);
     Series 2008 D-32, Ref. Unlimited Tax VRD
     GO(a)(d)(e)                                      1.92%     08/15/26       7,930          7,930,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Texas (State of));
     Series 2008-D289, Unlimited Tax VRD
     GO(a)(d)(e)                                      2.07%     08/01/26       5,380          5,380,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas System
     Board of Regents);
     Series 2003-B14, VRD RB(a)(d)(e)                 1.92%     08/15/22       7,945          7,945,000
-------------------------------------------------------------------------------------------------------
     Series 2007-C82, Ref. VRD RB (Acquired
     09/05/07; Cost $10,685,000)(a)(d)(e)(j)          2.30%     07/01/21      10,685         10,685,000
=======================================================================================================
                                                                                            525,642,961
=======================================================================================================


UTAH-0.03%

  Washington (County of) & St. George (City of)
     Interlocal Agency;
     Series 2007, Ref. Lease VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.90%     12/01/22       1,000          1,000,000
=======================================================================================================


VERMONT-0.32%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp.);
     Series 1999 B, Mortgage RB(f)(g)(h)              6.75%     03/01/09       5,720          5,945,413
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (The Brattleboro
     Retreat);
     Series 2007 A, VRD RB (LOC-Toronto Dominion
     Bank)(a)(b)(c)                                   1.90%     01/01/22       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet);
     Series 1984, Hydroelectric VRD RB (LOC-RBS
     Citizens N.A.)(a)(b)                             1.70%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             10,595,413
=======================================================================================================


VIRGINIA-2.13%

  Alexandria (City of) Industrial Development
     Authority (Association for Supervision &
     Curriculum Development);
     Series 1997, Exempt Facility VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               1.88%     07/01/23       3,205          3,205,000
-------------------------------------------------------------------------------------------------------
  Arlington (County of) Industrial Development
     Authority (Woodbury Park Apartments);
     Series 2005 A, Ref. MFH VRD RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                     1.90%     03/01/35       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Chesapeake Bay Bridge & Tunnel District;
     Series 2008 A, Ref. General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           1.80%     05/28/21       6,250          6,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

  Chesterfield (County of) Health Center
     Commission (Lucy Corr Village);
     Series 2008 B, Residential Care Facility
     First Mortgage VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 1.86%     12/01/12     $ 3,300     $    3,300,000
-------------------------------------------------------------------------------------------------------
  Clarke (County of) Industrial Development
     Authority (Grafton School, Inc.);
     Series 2000, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     12/01/20       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System);
     Series 2008 C-1, Ref. Health Care VRD RB(a)      1.60%     04/20/09      25,000         25,000,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations);
     Series 2006, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.88%     08/01/36       8,495          8,495,000
-------------------------------------------------------------------------------------------------------
  Norfolk (City of) Redevelopment & Housing
     Authority (E2F Student Housing I, LLC);
     Series 2005, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     07/01/34       1,050          1,050,000
-------------------------------------------------------------------------------------------------------
  Prince William (County of) (Prince William
     County Facilities);
     Series 2006, VRD COP (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.90%     09/01/26       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust);
     Series 2007, VRD RB (LOC-SunTrust Bank)(a)(b)    1.85%     04/01/27       4,700          4,700,000
=======================================================================================================
                                                                                             71,200,000
=======================================================================================================


WASHINGTON-2.57%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power);
     Series 2002-12, VRD Ctfs.(a)(d)(e)               1.96%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.99%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(a)(d)(e)                                      1.87%     01/01/16       1,195          1,195,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center);
     Series 1998, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.90%     04/01/23       4,200          4,200,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       6,335          6,335,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.83%     12/01/19       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                      2.04%     09/01/33       2,990          2,990,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor);
     Series 1994 B, Low Income Housing Assistance
     VRD RB (LOC-U.S. Bank, N.A.)(a)(b)               1.90%     05/01/19       2,485          2,485,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of); Series 1999, Water System
     RB(f)(g)(h)                                      5.38%     03/01/09      10,000         10,167,948
-------------------------------------------------------------------------------------------------------
  University of Washington; Series 2006 C, General
     Commercial Paper RN                              1.50%     12/01/08       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Children's Hospital & Regional
     Medical Center);
     Series 2008 B, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.82%     10/01/31      17,060         17,060,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.);
     Series 2000, Lease VRD RB (LOC-BNP
     Paribas)(a)(b)(c)                                1.85%     01/01/32       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services);
     Series 2006, VRD RB (LOC-Citibank,
     N.A.)(a)(b)(e)                                   1.93%     11/15/26      13,212         13,212,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Higher Education
     Facilities Authority (Cornish College of the
     Arts);
     Series 2003 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      1.90%     12/01/33       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.90%     07/01/22       1,760          1,760,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette);
     Series 1999, Non-Profit VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                1.92%     08/01/24       2,100          2,100,000
=======================================================================================================
                                                                                             86,244,948
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co.);
     Series 1991, Ref. VRD IDR (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.82%     06/01/14       2,780          2,780,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WISCONSIN-2.71%

  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08     $11,500     $   11,500,887
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group); Series 2005 C,
     VRD RB(a)                                        1.90%     04/01/35      45,500         45,500,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Grace Lutheran
     Foundation, Inc.);
     Series 2000, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      1.92%     06/01/25       2,190          2,190,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc.);
     Series 2007, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      1.85%     12/01/36       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Three Pillars Senior
     Living Communities);
     Series 2004 B, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.90%     08/15/34       1,260          1,260,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2006 A, Commercial Paper Notes GO         1.35%     10/14/08       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Commercial Paper Notes GO         1.50%     10/14/08      17,600         17,600,000
=======================================================================================================
                                                                                             90,850,887
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-98.65% (Cost
  $3,304,579,938)                                                                         3,304,579,938
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-1.35%                                                          45,327,051
=======================================================================================================
NET ASSETS-100.00%                                                                       $3,349,906,989
_______________________________________________________________________________________________________
=======================================================================================================




Investment Abbreviations:


BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
MFH      - Multi-Family Housing
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RB       - Revenue Bonds
Ref.     - Refunding
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2008.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2008 was $463,873,500, which represented 13.85% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid at August 31, 2008.
(f)   Advance refunded.
(g)   Secured by an escrow fund of U.S. government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Security considered to be illiquid at August 31, 2008. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at August 31, 2008 represented 0.32% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES                                                                         PERCENTAGE
-------------------------------------------------------------------------------------------
Bank of America, N.A.                                                                8.1%
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                            6.1
-------------------------------------------------------------------------------------------
Branch Banking & Trust Co.                                                           5.3
-------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                    5.2
-------------------------------------------------------------------------------------------
SunTrust Bank                                                                        5.0
___________________________________________________________________________________________
===========================================================================================




(l)  Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008




                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

ASSETS:

Investments, at value and
  cost                         $27,764,007,902   $7,384,294,241   $ 4,934,930,272   $2,710,194,276   $354,527,014   $3,304,579,938
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Repurchase agreements, at
  value and cost                 4,552,884,851    1,568,872,178    10,430,756,305    1,312,823,005             --               --
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total investments          32,316,892,753    8,953,166,419    15,365,686,577    4,023,017,281    354,527,014    3,304,579,938
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash                                        --           15,421             8,206               --         56,910       29,502,179
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Receivables for:
  Investments sold                   3,516,061               --                --               --             --       12,066,838
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Interest                          79,805,076        1,616,249         5,369,129        7,169,425        559,082        8,987,245
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Fund expenses absorbed                27,222               --            33,157               --             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Investment for trustee
  deferred compensation and
  retirement plans                     523,905          261,390           196,368           74,388         48,407           98,880
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Other assets                           274,780          229,510           166,514           69,708         29,926          110,754
============================   ===============   ==============   ===============   ==============   ============   ==============
Total assets                    32,401,039,797    8,955,288,989    15,371,459,951    4,030,330,802    355,221,339    3,355,345,834
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


LIABILITIES:

Payables for:
  Amount due custodian                  28,607               --                --          821,933             --               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Dividends                         66,859,790       17,887,634        23,146,707        6,778,302        525,720        4,668,046
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued fees to affiliates         1,049,790          745,184         1,323,027          397,155         41,621          268,036
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
  Accrued other operating
     expenses                          347,498          152,724           200,559           78,382         44,499          124,039
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Trustee deferred
  compensation and
  retirement plans                   2,428,683        1,015,651           824,994          307,629         85,045          378,724
============================   ===============   ==============   ===============   ==============   ============   ==============
     Total liabilities              70,714,368       19,801,193        25,495,287        8,383,401        696,885        5,438,845
============================   ===============   ==============   ===============   ==============   ============   ==============
Net assets applicable to
  shares outstanding           $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


NET ASSETS CONSIST OF:

Shares of beneficial
  interest                     $32,328,023,023   $8,934,707,073   $15,345,168,429   $4,021,673,607   $354,484,763   $3,349,927,587
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net investment
  income                             2,055,978          780,767           320,482          252,731          4,488               --
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------
Undistributed net realized
  gain (loss)                          246,428              (44)          475,753           21,063         35,203          (20,598)
============================   ===============   ==============   ===============   ==============   ============   ==============
                               $32,330,325,429   $8,935,487,796   $15,345,964,664   $4,021,947,401   $354,524,454   $3,349,906,989
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        SHORT-TERM INVESTMENTS TRUST

August 31, 2008


                                                                                     GOVERNMENT &     GOVERNMENT       TAX-FREE
                                LIQUID ASSETS      STIC PRIME         TREASURY          AGENCY       TAXADVANTAGE    CASH RESERVE
                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------   ---------------   --------------   ---------------   --------------   ------------   --------------

NET ASSETS:

Institutional Class            $24,567,533,654   $5,304,799,620   $ 4,639,163,524   $1,971,450,829   $226,982,596   $1,765,515,322
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class       $   875,555,908   $  700,843,399   $ 1,153,784,911   $  504,695,696   $ 40,539,844   $  300,897,994
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class      $   118,756,804   $  406,065,257   $   471,082,925   $   29,763,841   $ 11,245,027   $   40,145,009
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class          $ 2,998,652,836   $1,586,211,222   $ 7,556,878,483   $1,028,040,397   $ 29,100,157   $  895,898,780
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                  $    69,076,160   $   65,752,558   $    36,391,509   $  135,105,764   $ 12,521,381   $   43,123,380
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                 $ 1,209,509,560   $  482,644,024   $   629,202,826   $  325,691,910   $ 34,120,954   $  261,497,600
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                $ 2,491,240,507   $  389,171,716   $   859,460,486   $   27,198,964   $     14,495   $   42,828,904
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class             24,565,630,866    5,305,345,435     4,638,918,284    1,971,332,319    226,929,806    1,765,466,077
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Private Investment Class           875,515,727      700,947,613     1,153,731,391      504,656,998     40,561,999      300,874,757
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Personal Investment Class          118,755,583      406,019,437       471,004,790       29,760,597     11,246,138       40,139,961
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Cash Management Class            2,998,425,507    1,586,275,446     7,556,496,418    1,027,999,001     29,095,902      895,907,574
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Reserve Class                       69,078,196       65,761,258        36,367,653      135,109,047     12,519,944       43,120,286
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Resource Class                   1,209,450,701      482,616,343       629,156,755      325,664,755     34,119,905      261,490,759
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Corporate Class                  2,491,165,941      389,171,525       859,482,694       27,186,122         14,455       42,844,680
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============
Net asset value, offering
  and redemption price per
  share for each class         $          1.00   $         1.00   $          1.00   $         1.00   $       1.00   $         1.00
____________________________   _______________   ______________   _______________   ______________   ____________   ______________
============================   ===============   ==============   ===============   ==============   ============   ==============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended August 31, 2008





                                                                                                  GOVERNMENT &     GOVERNMENT
                                                 LIQUID ASSETS     STIC PRIME       TREASURY         AGENCY       TAXADVANTAGE
                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------   --------------    ------------    ------------    ------------    ------------

INVESTMENT INCOME:

Interest                                        $1,027,710,160    $289,695,850    $362,591,909    $142,469,747     $22,333,083
=============================================   ==============    ============    ============    ============    ============


EXPENSES:

Advisory fees                                       40,967,341      12,149,176      19,562,993       4,196,235       1,028,113
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Administrative services fees                         1,329,347         752,983         901,260         635,887         210,216
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Custodian fees                                       1,158,096         347,663         580,215         196,065          30,657
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Distribution fees:
  Private Investment Class                           4,454,655       3,561,665       5,533,690       2,818,968         227,286
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Personal Investment Class                            710,728       3,219,807       2,965,530         239,360          87,947
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Cash Management Class                              3,038,086       1,679,488       5,110,621       1,021,908          54,030
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Reserve Class                                        359,626         592,437         634,254       1,331,074         134,096
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Resource Class                                     2,058,938       1,003,714       1,009,333         612,374         117,781
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
  Corporate Class                                      310,376         102,008         310,077          99,152           1,653
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Transfer agent fees                                  2,458,040         728,951       1,173,780         377,661          58,780
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Trustees' and officers' fees and benefits              760,986         245,583         334,765         131,542          35,608
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Other                                                1,094,715         511,822         531,635         310,175         189,794
=============================================   ==============    ============    ============    ============    ============
     Total expenses                                 58,700,934      24,895,297      38,648,153      11,970,401       2,175,961
=============================================   ==============    ============    ============    ============    ============
Less: Fees waived and expenses reimbursed          (17,563,128)     (7,886,743)    (11,724,439)     (2,496,134)       (953,267)
=============================================   ==============    ============    ============    ============    ============
     Net expenses                                   41,137,806      17,008,554      26,923,714       9,474,267       1,222,694
=============================================   ==============    ============    ============    ============    ============
Net investment income                              986,572,354     272,687,296     335,668,195     132,995,480      21,110,389
=============================================   ==============    ============    ============    ============    ============
Net realized gain from Investment securities         1,539,599           3,889         796,700          21,064          35,203
---------------------------------------------   --------------    ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations                                    $  988,111,953    $272,691,185    $336,464,895    $133,016,544     $21,145,592
_____________________________________________   ______________    ____________    ____________    ____________    ____________
  ===========================================   ==============    ============    ============    ============    ============




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and year ended March 31,
2008


                                                                         TAX-FREE CASH RESERVE PORTFOLIO
                                                                        ---------------------------------
                                                                        FIVE MONTHS ENDED     YEAR ENDED
                                                                            AUGUST 31,         MARCH 31,
                                                                               2008              2008
---------------------------------------------------------------------   ---------------------------------

INVESTMENT INCOME:

Interest                                                                   $33,180,001       $138,673,628
=====================================================================   =================================


EXPENSES:

Advisory fees                                                                3,468,406          8,281,026
---------------------------------------------------------------------   ---------------------------------
Administrative services fees                                                   264,235            630,465
---------------------------------------------------------------------   ---------------------------------
Custodian fees                                                                  84,625            166,473
---------------------------------------------------------------------   ---------------------------------
Distribution fees:
  Private Investment Class                                                     557,389          1,005,061
---------------------------------------------------------------------   ---------------------------------
  Personal Investment Class                                                    113,017            265,773
---------------------------------------------------------------------   ---------------------------------
  Cash Management Class                                                        372,461            517,525
---------------------------------------------------------------------   ---------------------------------
  Reserve Class                                                                249,845            183,286
---------------------------------------------------------------------   ---------------------------------
  Resource Class                                                               208,315            523,441
---------------------------------------------------------------------   ---------------------------------
  Corporate Class                                                                9,438             54,341
---------------------------------------------------------------------   ---------------------------------
Transfer agent fees                                                            151,362            361,396
---------------------------------------------------------------------   ---------------------------------
Trustees' and officers' fees and benefits                                       54,327            128,873
---------------------------------------------------------------------   ---------------------------------
Other                                                                          180,069            467,442
=====================================================================   =================================
     Total expenses                                                          5,713,489         12,585,102
=====================================================================   =================================
Less: Fees waived                                                             (943,612)        (1,956,708)
=====================================================================   =================================
     Net expenses                                                            4,769,877         10,628,394
=====================================================================   =================================
Net investment income                                                       28,410,124        128,045,234
=====================================================================   =================================
Net realized gain (loss) from Investment securities                             52,717            (64,510)
---------------------------------------------------------------------   ---------------------------------
Net increase in net assets resulting from operations                       $28,462,841       $127,980,724
_____________________________________________________________________   _________________________________
  ===================================================================   =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        SHORT-TERM INVESTMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2008 and 2007





                                                               LIQUID ASSETS PORTFOLIO                STIC PRIME PORTFOLIO
                                                         ----------------------------------    ---------------------------------
                                                               2008               2007              2008               2007
------------------------------------------------------   ----------------------------------    ---------------------------------

OPERATIONS:

  Net investment income                                  $   986,572,354    $ 1,140,345,269    $  272,687,296    $   407,173,232
------------------------------------------------------   ----------------------------------    ---------------------------------
  Net realized gain                                            1,539,599            133,500             3,889                 --
======================================================   ==================================    =================================
     Net increase in net assets resulting from
       operations                                            988,111,953      1,140,478,769       272,691,185        407,173,232
======================================================   ==================================    =================================

Distributions to shareholders from net investment income:

  Institutional Class                                       (773,192,230)      (847,648,082)     (146,818,532)      (226,509,468)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (31,025,738)       (49,488,449)      (23,117,055)       (32,952,863)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   (2,841,961)        (3,210,986)      (13,040,776)       (16,145,867)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (109,567,367)      (155,031,976)      (58,987,907)       (89,354,604)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               (1,010,156)        (1,611,752)       (1,359,320)        (1,972,728)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                             (35,278,874)       (58,030,918)      (17,656,026)       (23,002,200)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                            (33,658,480)       (25,322,944)      (11,706,176)       (17,235,487)
======================================================   ==================================    =================================
     Total distributions from net investment income         (986,574,806)    (1,140,345,107)     (272,685,792)      (407,173,217)
======================================================   ==================================    =================================

Distributions to shareholders from net realized gains:

  Institutional Class                                           (197,561)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                       (10,599)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                         (899)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                          (26,909)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                                     (320)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                                  (9,119)                --                --                 --
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                                 (5,486)                --                --                 --
======================================================   ==================================    =================================
     Total distributions from net realized gains                (250,893)                --                --                 --
======================================================   ==================================    =================================
Share transactions-net:

  Institutional Class                                      6,485,194,440      3,022,574,348     1,825,565,067     (1,244,349,920)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Private Investment Class                                   (10,251,643)       (94,922,395)       68,020,412         41,516,502
------------------------------------------------------   ----------------------------------    ---------------------------------
  Personal Investment Class                                   37,348,782         16,970,552        (3,886,620)       110,746,298
------------------------------------------------------   ----------------------------------    ---------------------------------
  Cash Management Class                                     (399,381,658)       683,993,231      (560,320,917)       767,567,082
------------------------------------------------------   ----------------------------------    ---------------------------------
  Reserve Class                                               29,830,265         21,819,891        34,800,968        (24,940,348)
------------------------------------------------------   ----------------------------------    ---------------------------------
  Resource Class                                              80,942,475         39,400,419       (87,586,032)       244,901,202
------------------------------------------------------   ----------------------------------    ---------------------------------
  Corporate Class                                          1,854,984,427        579,576,967      (227,262,617)        90,752,256
======================================================   ==================================    =================================
     Net increase (decrease) in net assets resulting
       from share transactions                             8,078,667,088      4,269,413,013     1,049,330,261        (13,806,928)
======================================================   ==================================    =================================
     Net increase (decrease) in net assets                 8,079,953,342      4,269,546,675     1,049,335,654        (13,806,913)
======================================================   ==================================    =================================


NET ASSETS:

  Beginning of year                                       24,250,372,087     19,980,825,412     7,886,152,142      7,899,959,055
======================================================   ==================================    =================================
  End of year*                                           $32,330,325,429    $24,250,372,087    $8,935,487,796    $ 7,886,152,142
======================================================   ==================================    =================================
  * Includes accumulated undistributed net investment
     income                                              $     2,055,978    $     2,058,430    $      780,767    $       779,263
______________________________________________________   __________________________________    _________________________________
  ====================================================   ==================================    =================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007


                                                                                                         GOVERNMENT &
                                                                  TREASURY PORTFOLIO                   AGENCY PORTFOLIO
                                                          ---------------------------------    --------------------------------
                                                                2008              2007              2008              2007
-------------------------------------------------------   ---------------------------------    --------------------------------

OPERATIONS:

  Net investment income                                   $   335,668,195    $  273,024,418    $  132,995,480    $  146,639,855
-------------------------------------------------------   ---------------------------------    --------------------------------
  Net realized gain                                               796,700         1,105,292            21,064            33,729
=======================================================   =================================    ================================
     Net increase in net assets resulting from
       operations                                             336,464,895       274,129,710       133,016,544       146,673,584
=======================================================   =================================    ================================

Distributions to shareholders from net investment income:

  Institutional Class                                        (126,788,023)     (104,584,939)      (58,248,057)      (65,418,169)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (27,955,769)      (42,516,106)      (17,305,969)      (25,343,990)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    (9,294,539)      (15,597,130)         (972,652)       (1,240,627)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                      (129,692,421)      (84,180,517)      (32,835,514)      (33,676,292)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                (1,376,658)       (4,039,498)       (2,453,107)       (1,159,978)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              (13,276,060)      (18,042,317)       (9,649,256)      (15,724,904)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             (27,284,725)       (4,063,919)      (11,530,925)       (4,075,889)
=======================================================   =================================    ================================
     Total distributions from net investment income          (335,668,195)     (273,024,426)     (132,995,480)     (146,639,849)
=======================================================   =================================    ================================

Distributions to shareholders from net realized gains:

  Institutional Class                                            (473,796)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                       (118,403)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                       (50,942)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                          (448,296)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                                    (8,834)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                                  (63,609)               --                --                --
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                                 (97,084)               --                --                --
=======================================================   =================================    ================================
     Total distributions from net realized gains               (1,260,964)               --                --                --
=======================================================   =================================    ================================
Share transactions-net:

  Institutional Class                                       1,333,176,443     1,204,096,230       642,476,996      (483,324,430)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Private Investment Class                                    (96,814,017)      278,127,382       (94,346,600)       80,511,634
-------------------------------------------------------   ---------------------------------    --------------------------------
  Personal Investment Class                                    56,460,674        82,207,300         3,165,254       (13,001,827)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Cash Management Class                                     4,723,195,817     1,475,831,081       297,723,799        73,952,886
-------------------------------------------------------   ---------------------------------    --------------------------------
  Reserve Class                                               (33,371,096)      (63,953,928)      118,160,663        (4,939,814)
-------------------------------------------------------   ---------------------------------    --------------------------------
  Resource Class                                              253,473,111        22,799,067        28,128,419         3,718,054
-------------------------------------------------------   ---------------------------------    --------------------------------
  Corporate Class                                             411,359,642       446,267,839      (290,582,602)      289,049,310
=======================================================   =================================    ================================
     Net increase (decrease) in net assets resulting
       from share transactions                              6,647,480,574     3,445,374,971       704,725,929       (54,034,187)
=======================================================   =================================    ================================
     Net increase (decrease) in net assets                  6,647,016,310     3,446,480,255       704,746,993       (54,000,452)
=======================================================   =================================    ================================


NET ASSETS:

  Beginning of year                                         8,698,948,354     5,252,468,099     3,317,200,408     3,371,200,860
=======================================================   =================================    ================================
  End of year*                                            $15,345,964,664    $8,698,948,354    $4,021,947,401    $3,317,200,408
=======================================================   =================================    ================================
  * Includes accumulated undistributed net investment
     income                                               $       320,482    $      320,482    $      252,731    $      243,789
_______________________________________________________   _________________________________    ________________________________
  =====================================================   =================================    ================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        SHORT-TERM INVESTMENTS TRUST

For the years ended August 31, 2008 and 2007





                                                                                      GOVERNMENT
                                                                                TAXADVANTAGE PORTFOLIO
                                                                            -----------------------------
                                                                                 2008            2007
-------------------------------------------------------------------------   -----------------------------

OPERATIONS:

  Net investment income                                                     $  21,110,389    $ 19,334,777
-------------------------------------------------------------------------   -----------------------------
  Net realized gain                                                                35,203             715
=========================================================================   =============================
     Net increase in net assets resulting from operations                      21,145,592      19,335,492
=========================================================================   =============================

Distributions to shareholders from net investment income:

  Institutional Class                                                         (15,069,110)     (9,372,684)
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (1,337,006)     (2,356,207)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                      (320,868)       (374,519)
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                        (1,954,141)     (3,858,878)
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                  (318,949)       (508,313)
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                               (1,927,247)     (2,864,255)
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                (182,620)           (690)
=========================================================================   =============================
     Total distributions from net investment income                           (21,109,941)    (19,335,546)
=========================================================================   =============================
Share transactions-net:

  Institutional Class                                                         (94,498,613)    241,352,014
-------------------------------------------------------------------------   -----------------------------
  Private Investment Class                                                     (2,781,236)    (45,745,353)
-------------------------------------------------------------------------   -----------------------------
  Personal Investment Class                                                       258,055       4,443,368
-------------------------------------------------------------------------   -----------------------------
  Cash Management Class                                                       (64,212,095)     61,058,867
-------------------------------------------------------------------------   -----------------------------
  Reserve Class                                                                   576,416      11,505,791
-------------------------------------------------------------------------   -----------------------------
  Resource Class                                                              (19,110,119)     27,368,724
-------------------------------------------------------------------------   -----------------------------
  Corporate Class                                                                     490             688
=========================================================================   =============================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (179,767,102)    299,984,099
=========================================================================   =============================
     Net increase (decrease) in net assets                                   (179,731,451)    299,984,045
=========================================================================   =============================


NET ASSETS:

  Beginning of year                                                           534,255,905     234,271,860
=========================================================================   =============================
  End of year*                                                              $ 354,524,454    $534,255,905
=========================================================================   =============================
  * Includes accumulated undistributed net investment income                $       4,488    $      3,325
_________________________________________________________________________   _____________________________
  =======================================================================   =============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58        SHORT-TERM INVESTMENTS TRUST

For the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007



                                                                            TAX-FREE CASH RESERVE PORTFOLIO
                                                                  ---------------------------------------------------
                                                                    FIVE MONTHS
                                                                       ENDED           YEAR ENDED        YEAR ENDED
                                                                     AUGUST 31,         MARCH 31,         MARCH 31,
                                                                        2008              2008              2007
---------------------------------------------------------------   ---------------------------------------------------

OPERATIONS:

  Net investment income                                           $    28,410,124    $  128,045,234    $  132,984,782
---------------------------------------------------------------   ---------------------------------------------------
  Net realized gain (loss)                                                 52,717           (64,510)           32,903
===============================================================   ===================================================
     Net increase in net assets resulting from operations              28,462,841       127,980,724       133,017,685
===============================================================   ===================================================

Distributions to shareholders from net investment income:

  Institutional Class                                                 (18,070,278)      (90,092,433)      (83,121,765)
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             (1,635,408)       (5,907,971)       (6,493,421)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                              (176,216)         (955,425)         (988,410)
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                                (6,133,979)      (16,534,933)      (23,466,226)
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                          (211,018)         (393,176)         (450,089)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       (1,617,168)       (8,334,594)      (13,110,320)
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                        (566,057)       (5,826,702)       (5,354,551)
===============================================================   ===================================================
     Total distributions from net investment income                   (28,410,124)     (128,045,234)     (132,984,782)
===============================================================   ===================================================
Share transactions-net:

  Institutional Class                                              (1,491,090,115)      386,399,200       978,081,281
---------------------------------------------------------------   ---------------------------------------------------
  Private Investment Class                                             51,524,057        64,205,316       (35,832,005)
---------------------------------------------------------------   ---------------------------------------------------
  Personal Investment Class                                             5,678,676           794,543        12,767,640
---------------------------------------------------------------   ---------------------------------------------------
  Cash Management Class                                               106,134,034        68,418,687        37,687,595
---------------------------------------------------------------   ---------------------------------------------------
  Reserve Class                                                       (17,665,380)       48,055,399        (6,320,201)
---------------------------------------------------------------   ---------------------------------------------------
  Resource Class                                                       19,122,544      (138,677,567)       39,659,821
---------------------------------------------------------------   ---------------------------------------------------
  Corporate Class                                                    (103,848,507)      (13,522,471)      152,199,233
===============================================================   ===================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                (1,430,144,691)      415,673,107     1,178,243,364
===============================================================   ===================================================
     Net increase (decrease) in net assets                         (1,430,091,974)      415,608,597     1,178,276,267
===============================================================   ===================================================


NET ASSETS:

  Beginning of year                                                 4,779,998,963     4,364,390,366     3,186,114,099
===============================================================   ===================================================
  End of year*                                                    $ 3,349,906,989    $4,779,998,963    $4,364,390,366
===============================================================   ===================================================
  * Includes accumulated undistributed net investment income      $             0    $            0    $            0
_______________________________________________________________   ___________________________________________________
  =============================================================   ===================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59        SHORT-TERM INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2008

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the "Funds"). Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

  On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund and the termination of the Tax-Free Cash Reserve Portfolio as a designated series of TFIT. The New Fund changed its fiscal year-end to August
31. Information reported for Tax-Free Cash Reserve Portfolio for the fiscal period ending August 31, 2008 includes activity for the period April 1, 2008 through August 31, 2008.

  The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds.

  The investment objectives of the Funds are: seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio and Tax-Free Cash Reserve Portfolio and seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to the Funds' investments. As such, the Funds may receive proceeds from litigation settlements involving investments. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.


60        SHORT-TERM INVESTMENTS TRUST

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate based on each Funds' average daily net assets as follows, respectively:

                                FIRST $250 MILLION    NEXT $250 MILLION    OVER $500 MILLION
--------------------------------------------------------------------------------------------
Liquid Assets Portfolio                0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
STIC Prime Portfolio                   0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Treasury Portfolio                     0.15%                 0.15%                0.15%
--------------------------------------------------------------------------------------------
Government & Agency Portfolio          0.10%                 0.10%                0.10%
--------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                            0.20%                 0.15%                0.10%
--------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                            0.25%                 0.25%                0.20%
--------------------------------------------------------------------------------------------




  Under the terms of a master sub-advisory agreement approved by shareholders of the Funds, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.12% for each Fund, except for Tax-Free Cash Reserve Portfolio which is limited to 0.22%, based on average daily net assets of such Fund, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) Rule 12b-1 plan

61        SHORT-TERM INVESTMENTS TRUST
fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (v) expenses related to a merger or reorganization, as approved by the Funds' Board of Trustees; and (vi) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. In addition, (vii) trustee's fees and (viii) federal registration fees are not taken into account, and could cause the net annual operating expenses for Tax-Free Cash Reserve Portfolio to exceed the number reflected above. Currently, the expense offset arrangements from which the Funds may benefit are in the form of credits that the Funds may receive from banks where the Funds or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Funds.

  For the year ended August 31, 2008, the Advisor waived advisory fees and /or reimbursed expenses in the following amounts:

Liquid Assets Portfolio                                    $14,937,370
----------------------------------------------------------------------
STIC Prime Portfolio                                         4,989,804
----------------------------------------------------------------------
Treasury Portfolio                                           7,413,711
----------------------------------------------------------------------
Government & Agency Portfolio                                  804,821
----------------------------------------------------------------------
Government TaxAdvantage Portfolio                              764,377
----------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*                               486,145
----------------------------------------------------------------------




            * For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.



  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which each Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which each Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2008 and the year ended March 31, 2008 for Tax-Free Cash Reserve Portfolio, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of each Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

PRIVATE             PERSONAL            CASH
INVESTMENT         INVESTMENT        MANAGEMENT        RESERVE        RESOURCE        CORPORATE
-----------------------------------------------------------------------------------------------
0.50%                 0.75%             0.10%            1.00%          0.20%            0.03%
-----------------------------------------------------------------------------------------------




  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA"), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

  IADI has contractually agreed through at least June 30, 2009, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                       0.30%          0.55%          0.08%         0.87%       0.20%         0.03%
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                          0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                            0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                 0.30%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio*              0.25%          0.55%          0.08%         0.87%       0.16%         0.03%
--------------------------------------------------------------------------------------------------------------------------




* The maximum annual rate paid for the year ended March 31, 2008 was the same.



  Pursuant to the agreement above, for the year ended August 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT      RESERVE     RESOURCE     CORPORATE
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                    $1,781,862      $189,528      $  607,617     $ 46,751          N/A        N/A
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                        1,424,666       858,615         335,898       77,017      200,743        N/A
---------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                          2,213,476       790,808       1,022,124       82,453      201,867        N/A
---------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio               1,127,587        63,829         204,382      173,040      122,475        N/A
---------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio             113,643        23,453          10,806       17,432       23,556        N/A
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio               278,694        30,138          74,492       32,480       41,663        N/A
---------------------------------------------------------------------------------------------------------------------------





62        SHORT-TERM INVESTMENTS TRUST

  Pursuant to the agreement above, for the year ended March 31, 2008, IADI waived Plan fees of:

                                             PRIVATE       PERSONAL         CASH
                                           INVESTMENT     INVESTMENT     MANAGEMENT     RESERVE     RESOURCE     CORPORATE
--------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio             $502,531        $70,873       $103,505      $23,827     $104,688        N/A
--------------------------------------------------------------------------------------------------------------------------




  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, each Fund engaged in transactions with affiliates as listed below:

                                                                             SECURITIES       SECURITIES
                                                                              PURCHASES          SALES
---------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                     $231,309,549     $ 36,135,983
---------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                         --       20,934,718
---------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                              106,720,917      254,478,449
---------------------------------------------------------------------------------------------------------



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

  During the year ended August 31, 2008, the Funds in aggregate paid legal fees of $112,944 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. In addition, during the year ended March 31, 2008, Tax-Free Cash Reserve Portfolio paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

Ordinary income distributions paid during the years ended August 31, 2008 and 2007 were as follows:

                                                                               2008              2007
----------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $986,825,699     $1,140,345,107
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                        272,685,792        407,173,217
----------------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          336,929,159        273,024,426
----------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                               132,995,480        146,639,849
----------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                            21,109,941         19,335,546
----------------------------------------------------------------------------------------------------------




  Ordinary income distributions paid during the period April 1, 2008 through August 31, 2008 and the years ended March 31, 2008 and 2007 were as follows:

                                                         FIVE MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2008      MARCH 31, 2008     MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                             $28,410,124         $128,045,234       $132,984,782
----------------------------------------------------------------------------------------------------------------





63        SHORT-TERM INVESTMENTS TRUST

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2008, the components of net assets on a tax basis were as follows:

                                                  NET UNREALIZED
                                   UNDISTRIBUTED   APPRECIATION    TEMPORARY                    SHARES OF
                                      ORDINARY    (DEPRECIATION)    BOOK/TAX   CAPITAL LOSS     BENEFICIAL       TOTAL NET
                                       INCOME      -INVESTMENTS   DIFFERENCES  CARRYFORWARD      INTEREST          ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio              $4,721,183       $    --     $(2,418,777)   $     --    $32,328,023,023  $32,330,325,429
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                  1,791,475            --      (1,010,708)        (44)     8,934,707,073    8,935,487,796
-----------------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                    1,617,515            --        (821,280)         --     15,345,168,429   15,345,964,664
-----------------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio           580,017            --        (306,223)         --      4,021,673,607    4,021,947,401
-----------------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                             123,818            --         (84,127)         --        354,484,763      354,524,454
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio         376,854        (6,864)       (376,854)    (13,734)     3,349,927,587    3,349,906,989
-----------------------------------------------------------------------------------------------------------------------------




  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds' temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                               CAPITAL LOSS CARRYFORWARD UTILIZED
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              $1,042,278
-----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                      3,889
-----------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                                           2,662
-----------------------------------------------------------------------------------------------




  The Funds have a capital loss carryforward as of August 31, 2008 which expires as follows:

                                                             AUGUST 31, 2013*     AUGUST 31, 2015*      TOTAL
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                $44                $    --         $    44
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio                                      --                 13,734          13,734
--------------------------------------------------------------------------------------------------------------




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2008, the following Funds had reclassifications of permanent differences as follows:

                                                                   UNDISTRIBUTED NET
                                                                       INVESTMENT          UNDISTRIBUTED NET
                                                                         INCOME          REALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                            $8,942                 $(8,942)
-------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                           715                    (715)
-------------------------------------------------------------------------------------------------------------




  These reclassifications had no effect on the net assets of each Fund.


64        SHORT-TERM INVESTMENTS TRUST

NOTE 8--SHARE INFORMATION

LIQUID ASSETS PORTFOLIO


                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED                                 YEAR ENDED
                                             AUGUST 31, 2008(a)                           AUGUST 31, 2007
                                   --------------------------------------     --------------------------------------
                                        SHARES                AMOUNT               SHARES                AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class               242,611,280,919     $ 242,611,280,919      238,934,200,537     $ 238,934,200,537
--------------------------------------------------------------------------------------------------------------------
  Private Class                      15,741,392,603        15,741,392,603       19,597,812,083        19,597,812,083
--------------------------------------------------------------------------------------------------------------------
  Personal Class                        579,075,353           579,075,353          456,768,244           456,768,244
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class              25,329,466,293        25,329,466,293       35,299,025,326        35,299,025,326
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                         418,024,055           418,024,055          374,465,191           374,465,191
--------------------------------------------------------------------------------------------------------------------
  Resource Class                      5,064,353,845         5,064,353,845        8,687,259,809         8,687,259,809
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                    15,990,389,827        15,990,389,827       10,734,821,522        10,734,821,522
====================================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                   315,840,903           315,840,903          398,026,805           398,026,805
--------------------------------------------------------------------------------------------------------------------
  Private Class                          14,332,034            14,332,034           26,789,852            26,789,852
--------------------------------------------------------------------------------------------------------------------
  Personal Class                          2,213,082             2,213,082            2,199,469             2,199,469
--------------------------------------------------------------------------------------------------------------------
  Cash Management Class                  74,242,103            74,242,103          100,581,216           100,581,216
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                             987,190               987,190            1,225,585             1,225,585
--------------------------------------------------------------------------------------------------------------------
  Resource Class                         31,419,191            31,419,191           51,847,804            51,847,804
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                        10,728,123            10,728,123            2,785,427             2,785,427
====================================================================================================================
Reacquired:
  Institutional Class              (236,441,927,382)     (236,441,927,382)    (236,309,652,994)     (236,309,652,994)
--------------------------------------------------------------------------------------------------------------------
  Private Class                     (15,765,976,280)      (15,765,976,280)     (19,719,524,330)      (19,719,524,330)
--------------------------------------------------------------------------------------------------------------------
  Personal Class                       (543,939,653)         (543,939,653)        (441,997,161)         (441,997,161)
--------------------------------------------------------------------------------------------------------------------
  Cash Management                   (25,803,090,054)      (25,803,090,054)     (34,715,613,311)      (34,715,613,311)
--------------------------------------------------------------------------------------------------------------------
  Reserve Class                        (389,180,980)         (389,180,980)        (353,870,885)         (353,870,885)
--------------------------------------------------------------------------------------------------------------------
  Resource Class                     (5,014,830,561)       (5,014,830,561)      (8,699,707,194)       (8,699,707,194)
--------------------------------------------------------------------------------------------------------------------
  Corporate Class                   (14,146,133,523)      (14,146,133,523)     (10,158,029,982)      (10,158,029,982)
====================================================================================================================
                                      8,078,667,088     $   8,078,667,088        4,269,413,013     $   4,269,413,013
____________________________________________________________________________________________________________________
====================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 7% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
       In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.


65        SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 21,383,877,514       21,383,877,514      21,624,735,483       21,624,735,483
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        6,609,152,463        6,609,152,463       7,250,510,857        7,250,510,857
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       5,521,580,502        5,521,580,502       4,914,606,658        4,914,606,658
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,200,992,322        6,200,992,322       8,593,210,897        8,593,210,897
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          629,801,275          629,801,275         508,830,773          508,830,773
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,868,876,942        1,868,876,942       2,359,442,697        2,359,442,697
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      2,194,033,150        2,194,033,150       4,814,045,807        4,814,045,807
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,300,601           41,300,601          52,426,118           52,426,118
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           14,603,803           14,603,803          18,298,133           18,298,133
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          10,759,391           10,759,391          11,345,449           11,345,449
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   42,517,657           42,517,657          59,059,766           59,059,766
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              735,735              735,735           1,409,689            1,409,689
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          10,113,783           10,113,783          12,282,460           12,282,460
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          9,435,972            9,435,972          13,231,922           13,231,922
==================================================================================================================================
Reacquired:
  Institutional Class                                (19,599,613,048)     (19,599,613,048)    (22,921,511,521)     (22,921,511,521)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (6,555,735,854)      (6,555,735,854)     (7,227,292,488)      (7,227,292,488)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (5,536,226,513)      (5,536,226,513)     (4,815,205,809)      (4,815,205,809)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (6,803,830,896)      (6,803,830,896)     (7,884,703,581)      (7,884,703,581)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (595,736,042)        (595,736,042)       (535,180,810)        (535,180,810)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,966,576,757)      (1,966,576,757)     (2,126,823,955)      (2,126,823,955)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (2,430,731,739)      (2,430,731,739)     (4,736,525,473)      (4,736,525,473)
==================================================================================================================================
                                                       1,049,330,261     $  1,049,330,261         (13,806,928)    $    (13,806,928)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


66        SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 35,702,477,653       35,702,477,653      12,170,370,433       12,170,370,433
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       12,408,071,616       12,408,071,616      11,768,966,288       11,768,966,288
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                       3,848,088,844        3,848,088,844       3,296,804,616        3,296,804,616
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               43,463,616,238       43,463,616,238      15,602,939,433       15,602,939,433
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          293,150,353          293,150,353         679,380,067          679,380,067
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       2,414,003,153        2,414,003,153       2,305,324,643        2,305,324,643
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      9,474,545,118        9,474,545,118       1,026,789,860        1,026,789,860
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     41,928,037           41,928,037          24,718,278           24,718,278
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            6,962,558            6,962,558           8,103,797            8,103,797
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                           8,446,866            8,446,866          12,643,517           12,643,517
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   56,812,923           56,812,923          14,516,711           14,516,711
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              950,382              950,382           2,933,321            2,933,321
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           9,333,747            9,333,747          11,141,233           11,141,233
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         23,001,743           23,001,743           2,732,685            2,732,685
==================================================================================================================================
Reacquired:
  Institutional Class                                (34,411,229,247)     (34,411,229,247)    (10,990,992,481)     (10,990,992,481)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                      (12,511,848,191)     (12,511,848,191)    (11,498,942,703)     (11,498,942,703)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                      (3,800,075,036)      (3,800,075,036)     (3,227,240,833)      (3,227,240,833)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                    (38,797,233,344)     (38,797,233,344)    (14,141,625,063)     (14,141,625,063)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (327,471,831)        (327,471,831)       (746,267,316)        (746,267,316)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (2,169,863,789)      (2,169,863,789)     (2,293,666,809)      (2,293,666,809)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (9,086,187,219)      (9,086,187,219)       (583,254,706)        (583,254,706)
==================================================================================================================================
                                                       6,647,480,574     $  6,647,480,574       3,445,374,971     $  3,445,374,971
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


67        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO


                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                              AUGUST 31, 2008(a)                         AUGUST 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 39,421,527,465     $ 39,421,527,465      13,312,544,749     $ 13,312,544,749
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                        3,329,774,276        3,329,774,276       3,477,066,272        3,477,066,272
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         267,913,494          267,913,494         273,507,552          273,507,552
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                8,083,319,406        8,083,319,406       5,181,233,587        5,181,233,587
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          796,154,027          796,154,027         224,069,435          224,069,435
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,777,768,570        1,777,768,570       1,846,951,288        1,846,951,288
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      5,788,049,900        5,788,049,900       1,656,210,462        1,656,210,462
==================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                     35,539,937           35,539,937          39,124,555           39,124,555
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                            9,036,583            9,036,583          15,207,056           15,207,056
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                             300,434              300,434             264,646              264,646
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   30,877,868           30,877,868          30,497,618           30,497,618
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                            2,051,959            2,051,959             926,390              926,390
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           6,546,978            6,546,978           9,705,455            9,705,455
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         10,452,613           10,452,613           2,841,659            2,841,659
==================================================================================================================================
Reacquired:
  Institutional Class                                (38,814,590,406)     (38,814,590,406)    (13,834,993,734)     (13,834,993,734)
----------------------------------------------------------------------------------------------------------------------------------
  Private Class                                       (3,433,157,459)      (3,433,157,459)     (3,411,761,694)      (3,411,761,694)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                        (265,048,674)        (265,048,674)       (286,774,025)        (286,774,025)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                     (7,816,473,475)      (7,816,473,475)     (5,137,778,319)      (5,137,778,319)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                         (680,045,323)        (680,045,323)       (229,935,639)        (229,935,639)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,756,187,129)      (1,756,187,129)     (1,852,938,689)      (1,852,938,689)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (6,089,085,115)      (6,089,085,115)     (1,370,002,811)      (1,370,002,811)
==================================================================================================================================
                                                         704,725,929     $    704,725,929         (54,034,187)    $    (54,034,187)
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


68        SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                  CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                             YEAR ENDED
                                                               AUGUST 31, 2008(a)                       AUGUST 31, 2007
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                   4,427,902,244       4,427,902,244      4,138,948,149     $ 4,138,948,149
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                           472,405,429         472,405,429        287,413,419         287,413,419
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                          126,337,927         126,337,927         38,897,026          38,897,026
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   183,449,680         183,449,680        236,788,574         236,788,574
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           100,382,142         100,382,142         46,456,948          46,456,948
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                          158,168,294         158,168,294        196,800,480         196,800,480
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                          52,388,000          52,388,000             13,619              13,619
================================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                      14,691,932          14,691,932          7,250,151           7,250,151
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                               634,488             634,488            753,849             753,849
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                                6,420               6,420              9,897               9,897
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                     2,206,800           2,206,800          3,529,807           3,529,807
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                                 7,655               7,655              9,423               9,423
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                            1,745,022           1,745,022          2,129,670           2,129,670
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                             182,654             182,654                688                 688
================================================================================================================================
Reacquired:
  Institutional Class                                  (4,537,092,789)     (4,537,092,789)    (3,904,846,286)     (3,904,846,286)
--------------------------------------------------------------------------------------------------------------------------------
  Private Class                                          (475,821,153)       (475,821,153)      (333,912,621)       (333,912,621)
--------------------------------------------------------------------------------------------------------------------------------
  Personal Class                                         (126,086,292)       (126,086,292)       (34,463,555)        (34,463,555)
--------------------------------------------------------------------------------------------------------------------------------
  Cash Management                                        (249,868,575)       (249,868,575)      (179,259,514)       (179,259,514)
--------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           (99,813,381)        (99,813,381)       (34,960,580)        (34,960,580)
--------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                         (179,023,435)       (179,023,435)      (171,561,426)       (171,561,426)
--------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                         (52,570,164)        (52,570,164)           (13,619)            (13,619)
================================================================================================================================
                                                         (179,767,102)    $  (179,767,102)       299,984,099     $   299,984,099
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco AIM, and/or Invesco AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco AIM, and/or Invesco AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


69        SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                FIVE MONTHS ENDED                     YEAR ENDED                        YEAR ENDED
                                AUGUST 31, 2008(a)                  MARCH 31, 2008                    MARCH 31, 2007
                         -------------------------------  ---------------------------------  --------------------------------
                             SHARES           AMOUNT           SHARES           AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class     7,893,478,906    7,893,478,906   29,180,701,441    29,180,701,441   28,605,247,846   28,605,247,846
-----------------------------------------------------------------------------------------------------------------------------
  Private Class             334,825,871      334,825,871      683,053,539       683,053,539      800,043,681      800,043,681
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class             32,787,412       32,787,412      147,256,006       147,256,006       90,121,993       90,121,993
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                1,999,426,502    1,999,426,502    6,287,611,982     6,287,611,982    6,677,587,019    6,677,587,019
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class              82,462,913       82,462,913       89,382,790        89,382,790       95,804,362       95,804,362
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class            297,993,734      297,993,734    1,682,213,737     1,682,213,737    3,099,970,711    3,099,970,711
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class           400,391,562      400,391,562    1,492,840,952     1,492,840,952      627,214,023      627,214,023
=============================================================================================================================
Issued as reinvestment
  of dividends:
  Institutional Class         8,786,228        8,786,228       50,778,338        50,778,338       51,555,761       51,555,761
-----------------------------------------------------------------------------------------------------------------------------
  Private Class               1,483,611        1,483,611        4,943,626         4,943,626        5,521,451        5,521,451
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class                 36,050           36,050           38,268            38,268          106,122          106,122
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management
     Class                    5,430,385        5,430,385       14,407,512        14,407,512       17,866,095       17,866,095
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class                 256,853          256,853          328,466           328,466          444,003          444,003
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class              1,076,175        1,076,175        8,318,683         8,318,683       12,020,615       12,020,615
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class               598,553          598,553          843,794           843,794          240,992          240,992
=============================================================================================================================
Reacquired:
  Institutional Class    (9,393,355,249)  (9,393,355,249) (28,845,080,579)  (28,845,080,579) (27,678,722,326) (27,678,722,326)
-----------------------------------------------------------------------------------------------------------------------------
  Private Class            (284,785,425)    (284,785,425)    (623,791,849)     (623,791,849)    (841,397,137)    (841,397,137)
-----------------------------------------------------------------------------------------------------------------------------
  Personal Class            (27,144,786)     (27,144,786)    (146,499,731)     (146,499,731)     (77,460,475)     (77,460,475)
-----------------------------------------------------------------------------------------------------------------------------
  Cash Management        (1,898,722,853)  (1,898,722,853)  (6,233,600,807)   (6,233,600,807)  (6,657,765,519)  (6,657,765,519)
-----------------------------------------------------------------------------------------------------------------------------
  Reserve Class            (100,385,146)    (100,385,146)     (41,655,857)      (41,655,857)    (102,568,566)    (102,568,566)
-----------------------------------------------------------------------------------------------------------------------------
  Resource Class           (279,947,365)    (279,947,365)  (1,829,209,987)   (1,829,209,987)  (3,072,331,505)  (3,072,331,505)
-----------------------------------------------------------------------------------------------------------------------------
  Corporate Class          (504,838,622)    (504,838,622)  (1,507,207,217)   (1,507,207,217)    (475,255,782)    (475,255,782)
=============================================================================================================================
                         (1,430,144,691) $(1,430,144,691)     415,673,107  $    415,673,107    1,178,243,364    1,178,243,364
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


70        SHORT-TERM INVESTMENTS TRUST

NOTE 9--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                 RESOURCE CLASS

                                                    INCOME (LOSS)
                                              FROM INVESTMENT OPERATIONS
                                        -------------------------------------
                                                      NET GAINS                              DISTRIBUTIONS
                                                       (LOSSES)                ----------------------------------------
                             NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                               VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                             BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                             OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08            $1.00       $0.04(b)     $ 0.00        $0.04      $(0.04)       $(0.00)        $(0.04)       $1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
Year ended 08/31/04             1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.01         (0.00)        0.01       (0.01)           --          (0.01)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
Year ended 08/31/04             1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Five months ended 08/31/08      1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08             1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07             1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05             1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/04             1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                            RATIO OF          RATIO OF
                                                            EXPENSES          EXPENSES
                                                           TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                           NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                          NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                               TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                             RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/08             3.59%     $1,209,510          0.32%(c)          0.37%(c)       3.44%(c)
Year ended 08/31/07             5.16       1,128,499          0.32              0.38           5.05
Year ended 08/31/06             4.36       1,089,107          0.32              0.38           4.30
Year ended 08/31/05             2.29         902,832          0.32              0.39           2.24
Year ended 08/31/04             0.85         952,193          0.32              0.38           0.84
-------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/08             3.46         482,644          0.28(c)           0.38(c)        3.30(c)
Year ended 08/31/07             5.21         570,226          0.28              0.39           5.09
Year ended 08/31/06             4.42         325,328          0.28              0.39           4.37
Year ended 08/31/05             2.35         271,872          0.28              0.39           2.32
Year ended 08/31/04             0.86         151,783          0.28              0.39           0.85
-------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/08             2.76         629,203          0.28(c)           0.38(c)        2.50(c)
Year ended 08/31/07             5.00         375,750          0.28              0.39           4.87
Year ended 08/31/06             4.21         352,874          0.28              0.40           4.11
Year ended 08/31/05             2.21         301,176          0.28              0.40           2.17
Year ended 08/31/04             0.82         337,798          0.28              0.39           0.79
-------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/08             3.26         325,692          0.28(c)           0.34(c)        3.12(c)
Year ended 08/31/07             5.14         297,561          0.28              0.35           5.02
Year ended 08/31/06             4.32         293,839          0.28              0.36           4.29
Year ended 08/31/05             2.28         230,735          0.28              0.37           2.26
Year ended 08/31/04             0.87         387,168          0.28              0.35           0.87
-------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/08             3.11          34,121          0.28(c)           0.44(c)        3.14(c)
Year ended 08/31/07             5.04          53,228          0.28              0.50           4.92
Year ended 08/31/06             4.24          25,859          0.28              0.57           4.15
Year ended 08/31/05             2.22           6,906          0.28              0.61           2.24
Year ended 08/31/04             0.83          10,557          0.28              0.53           0.82
-------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Five months ended 08/31/08      0.66         261,498          0.38(c)(d)        0.45(c)(d)     1.60(c)(d)
Year ended 03/31/08             3.11         242,372          0.38              0.45           3.07
Year ended 03/31/07             3.24         381,047          0.38              0.45           3.20
Year ended 03/31/06             2.37         341,384          0.38              0.47           2.33
Year ended 03/31/05             1.08         289,621          0.38              0.47           1.08
Year ended 03/31/04             0.68         299,205          0.38              0.47           0.67
_______________________________________________________________________________________________________
=======================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are based on average daily net assets (000s omitted) of $1,029,469, $501,857, $504,666, $306,187, $58,891 and $248,480 (annualized) for Liquid
     Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)  Annualized.


71        SHORT-TERM INVESTMENTS TRUST

NOTE 10--SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share net asset value at the time of liquidation is less than $0.995. Covered shares are the lesser of the number of shares that were held on September 19, 2008, or on the date that a participating Fund's net asset value fell below $0.995.

  Participation in the Program until December 18, 2008 requires a payment to the Treasury Department in the amount of 0.01% of the share value of the Funds as of September 19, 2008. This expense will be borne by the Funds.

  The program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If extended, the Fund, if eligible, will consider whether to continue to participate in the Program, which may require further payment.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint.

  Plaintiff appealed this ruling. On June 16, 2008, the Fourth Circuit Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


72        SHORT-TERM INVESTMENTS TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Resource Class
Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, formerly the sole portfolio constituting Tax-Free Investments Trust, (six of the portfolios constituting Short-Term Investments Trust, hereafter referred to as the "Trust") at August 31, 2008, the results of each of their operations for each of the periods then ended, the changes in each of their net assets for each of the periods then ended and the Resource Class financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. For Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio, the Resource Class financial highlights for each of the periods ended on or before August 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 24, 2004, expressed an unqualified opinion on those statements. For Tax-Free Cash Reserve Portfolio, the Resource Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

October 20, 2008
Houston, Texas



73        SHORT-TERM INVESTMENTS TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008, through August 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------
                                                                               HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE
                                                      ACTUAL                     EXPENSES)
                                            ------------------------------------------------------
                               BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
       RESOURCE CLASS          (03/01/08)   (08/31/08)(1)   PERIOD(2)     (08/31/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio        $1,000.00      $1,012.90       $1.62       $1,023.53       $1.63        0.32%
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio            1,000.00       1,012.00        1.42        1,023.73        1.42        0.28
--------------------------------------------------------------------------------------------------------------
Treasury Portfolio              1,000.00       1,008.80        1.41        1,023.73        1.42        0.28
--------------------------------------------------------------------------------------------------------------
Government & Agency
  Portfolio                     1,000.00       1,011.00        1.42        1,023.73        1.42        0.28
--------------------------------------------------------------------------------------------------------------
Government TaxAdvantage
  Portfolio                     1,000.00       1,010.40        1.41        1,023.73        1.42        0.28
--------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve
  Portfolio                     1,000.00       1,008.80        1.92        1,023.29        1.94        0.38
--------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period March 1, 2008, through August 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.


74        SHORT-TERM INVESTMENTS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of         their assigned funds. During the contract    ated the information provided differently
Short-Term Investments Trust is required     renewal process, the Trustees receive        from one another and attributed different
under the Investment Company Act of 1940     comparative performance and fee data         weight to the various factors. The
to approve annually the renewal of each      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
series portfolio of the Trust's (each, a     independent company, Lipper, Inc.            arrangements and resulting advisory fees
Fund) investment advisory agreement with     (Lipper), under the direction and            for each Fund and the other AIM Funds are
Invesco Aim Advisors, Inc. (Invesco Aim).    supervision of the independent Senior        the result of years of review and
During contract renewal meetings held on     Officer who also prepares a separate         negotiation between the Trustees and
June 18-19, 2008, the Board as a whole and   analysis of this information for the         Invesco Aim, that the Trustees may focus
the disinterested or "independent"           Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
Trustees, voting separately, approved the    recommendations to the Investments           these arrangements in some years than in
continuance of each Fund's investment        Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that each Fund's            Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each      The discussion below serves as a
during their evaluation of each Fund's       AIM Fund's investment advisory agreement     summary of the Senior Officer's
investment advisory agreement with           and sub-advisory agreements for another      independent written evaluation with
independent legal counsel from whom they     year.                                        respect to each Fund's investment advisory
received independent legal advice, and the                                                agreement as well as a discussion of the
independent Trustees also received              The independent Trustees are assisted     material factors and related conclusions
assistance during their deliberations from   in their annual evaluation of each Fund's    that formed the basis for the Board's
the independent Senior Officer, a            investment advisory agreement by the         approval of each Fund's investment
full-time officer of the AIM Funds who       independent Senior Officer. One              advisory agreement and sub-advisory
reports directly to the independent          responsibility of the Senior Officer is to   agreements. Unless otherwise stated,
Trustees.                                    manage the process by which the AIM Funds'   information set forth below is as of June
                                             proposed management fees are negotiated      19, 2008 and does not reflect any changes
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   that may have occurred since that date,
                                             to ensure that they are negotiated in a      including but not limited to changes to a
The Board's Investments Committee has        manner that is at arms' length and           Fund's performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This SubCommittee structure   independent written evaluation. The Senior
permits the Trustees to focus on the         Officer has recommended that an                 A. Nature, Extent and Quality of
performance of the AIM Funds that have       independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to each Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of each Fund's   qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of such Fund. Each         Invesco Aim and its affiliates, and
strategies and limitations of these funds.   Fund's investment advisory agreement and     Invesco Aim's equity and fixed income
                                             sub-advisory agreements were considered      trading operations. The Board concluded
   In addition to their meetings             separately, although the Board also          that the nature, extent and quality of the
throughout the year, the Sub-Committees      considered the common interests of all of    advisory services provided to each Fund by
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    Board considered all of the information      Invesco Aim currently is providing
review of the performance, fees and          provided to them and did not identify any    satisfactory advisory services in
expenses of                                  particular factor that was controlling.      accordance with the terms of each Fund's
                                             Each Trustee may have evalu-                 investment advisory agreement. In
                                                                                          addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued


75   AIM SHORT-TERM INVESTMENTS TRUST

with each Fund's portfolio manager or        ance and this review did not change their    has taken over the last several years to
managers, the Board concluded that these     conclusions.                                 improve the quality and efficiency of the
individuals are competent and able to                                                     services that Invesco Aim provides to the
continue to carry out their                  STIC PRIME PORTFOLIO                         AIM Funds. The Board concluded that
responsibilities under each Fund's                                                        Invesco Aim continues to be responsive to
investment advisory agreement.               The Board compared the Fund's performance    the Board's focus on fund performance.
                                             during the past one, three and five          Although the independent written
   In determining whether to continue each   calendar years to the performance of funds   evaluation of the Fund's Senior Officer
Fund's investment advisory agreement, the    in the Fund's performance group that are     only considered Fund performance through
Board considered the prior relationship      not managed by Invesco Aim, and against      the most recent calendar year, the Board
between Invesco Aim and the Fund, as well    the performance of all funds in the Lipper   also reviewed more recent Fund performance
as the Board's knowledge of Invesco Aim's    Institutional Money Market Funds Index.      and this review did not change their
operations, and concluded that it was        The Board also reviewed the criteria used    conclusions.
beneficial to maintain the current           by Invesco aim to identify the funds in
relationship, in part, because of such       the Fund's performance group for inclusion   GOVERNMENT & AGENCY PORTFOLIO
knowledge. The Board also considered the     in the Lipper reports. The Board noted
steps that Invesco Aim and its affiliates    that the Fund's performance was in the       The Board compared the Fund's performance
have taken over the last several years to    second quintile of its performance group     during the past one, three and five
improve the quality and efficiency of the    for the one year period, and in the first    calendar years to the performance of funds
services they provide to the AIM Funds in    quintile for the three and five year         in the Fund's performance group that are
the areas of investment performance,         periods (the first quintile being the best   not managed by Invesco Aim, and against
product line diversification,                performing funds and the fifth quintile      the performance of all funds in the Lipper
distribution, fund operations, shareholder   being the worst performing funds). The       Institutional U.S. Government Money Market
services and compliance. The Board           Board noted that the Fund's performance      Funds Index. The Board also reviewed the
concluded that the quality and efficiency    was above the performance of the Index for   criteria used by Invesco Aim to identify
of the services Invesco Aim and its          the one, three and five year periods. The    the funds in the Fund's performance group
affiliates provide to the AIM Funds in       Board also considered the steps Invesco      for inclusion in the Lipper reports. The
each of these areas have generally           Aim has taken over the last several years    Board noted that the Fund's performance
improved, and support the Board's approval   to improve the quality and efficiency of     was in the first quintile of its
of the continuance of each Fund's            the services that Invesco Aim provides to    performance group for the one, three and
investment advisory agreement.               the AIM Funds. The Board concluded that      five year periods (the first quintile
                                             Invesco Aim continues to be responsive to    being the best performing funds and the
   B. Fund Performance                       the Board's focus on fund performance.       fifth quintile being the worst performing
                                             Although the independent written             funds). The Board noted that the Fund's
LIQUID ASSETS PORTFOLIO                      evaluation of the Fund's Senior Officer      performance was above the performance of
                                             only considered Fund performance through     the Index for the one, three and five year
The Board compared the Fund's performance    the most recent calendar year, the Board     periods. The Board also considered the
during the past one, three and five          also reviewed more recent Fund performance   steps Invesco Aim has taken over the last
calendar years to the performance of funds   and this review did not change their         several years to improve the quality and
in the Fund's performance group that are     conclusions.                                 efficiency of the services that Invesco
not managed by Invesco Aim, and against                                                   Aim provides to the AIM Funds. The Board
the performance of all funds in the Lipper   TREASURY PORTFOLIO                           concluded that Invesco Aim continues to
Institutional Money Market Funds Index.                                                   be responsive to the Board's focus on fund
The Board noted that the Fund's              The Board compared the Fund's performance    performance. Although the independent
performance was in the second quintile of    during the past one, three and five          written evaluation of the Fund's Senior
its performance group for the one year       calendar years to the performance of funds   Officer only considered Fund performance
period, and the first quintile for the       in the Fund's performance group that are     through the most recent calendar year, the
three and five year periods (the first       not managed by Invesco Aim, and against      Board also reviewed more recent Fund
quintile being the best performing funds     the performance of all funds in the Lipper   performance and this review did not change
and the fifth quintile being the worst       Institutional U.S. Treasury Money Market     their conclusions.
performing funds). The Board noted that      Funds Index. The Board also reviewed the
the Fund's performance was above the         criteria used by Invesco Aim to identify     GOVERNMENT TAXADVANTAGE PORTFOLIO
performance of the Index for the one,        the funds in the Fund's performance group
three and five year periods. The Board       for inclusion in the Lipper reports. The     The Board compared the Fund's performance
also considered the steps Invesco Aim has    Board noted that the Fund's performance      during the past one, three and five
taken over the last several years to         was in the first quintile of its             calendar years to the performance of funds
improve the quality and efficiency of the    performance group for the one, three and     in the Fund's performance group that are
services that Invesco Aim provides to the    five year periods (the first quintile        not managed by Invesco Aim, and against
AIM Funds. The Board concluded that          being the best performing funds and the      the performance of all funds in the Lipper
Invesco Aim continues to be responsive to    fifth quintile being the worst performing    Institutional U.S. Government Money Market
the Board's focus on fund performance.       funds). The Board noted that the Fund's      Funds Index. The Board also reviewed the
Although the independent written             performance was above the performance of     criteria used by Invesco Aim to identify
evaluation of the Fund's Senior Officer      the Index for the one, three and five year   the funds in the Fund's performance group
only considered Fund performance through     periods. The Board also considered the       for inclusion in the Lipper reports. The
the most recent calendar year, the Board     steps Invesco Aim                            Board noted that
also reviewed more recent Fund perform-
                                                                                                                           continued


76   AIM SHORT-TERM INVESTMENTS TRUST

the Fund's performance was in the third         C. Advisory Fees and Fee Waivers          comparable to those of the Fund, including
quintile of its performance group for the                                                 one mutual fund advised by Invesco Aim.
one year period, and the second quintile     The Board compared each Fund's contractual   The Board noted that Government
for the three and five year periods (the     advisory fee rate to the contractual         TaxAdvantage Portfolio's rate was above
first quintile being the best performing     advisory fee rates of funds in the Funds'    the rate for the other mutual fund.
funds and the fifth quintile being the       Lipper expense group that are not managed
worst performing funds). The Board noted     by Invesco Aim, at a common asset level         The Board noted that Invesco Aim does
that the Fund's performance was above the    and as of the end of the past calendar       not serve as an advisor to other mutual
performance of the Index for the one,        year. The Board noted that each Fund's       funds or other clients with investment
three and five year periods. The Board       contractual advisory fee rate was below      strategies comparable to those of Treasury
also considered the steps Invesco Aim has    the median contractual advisory fee rate     Portfolio or Tax-Free Cash Reserve
taken over the last several years to         of funds in its expense group. The Board     Portfolio.
improve the quality and efficiency of the    also reviewed the methodology used by
services that Invesco Aim provides to the    Lipper in determining contractual fee           The Board noted that Invesco Aim has
AIM Funds. The Board concluded that          rates.                                       contractually agreed to waive fees and/ or
Invesco Aim continues to be responsive to                                                 limit expenses of each Fund through at
the Board's focus on fund performance.          The Board also compared the effective     least June 30, 2009 in an amount necessary
Although the independent written             fee rate (the advisory fee after any         to limit total annual operating expenses
evaluation of the Fund's Senior Officer      advisory fee waivers and before any          to a specified percentage of average daily
only considered Fund performance through     expense limitations/waivers) of Liquid       net assets for each class of the Fund. The
the most recent calendar year, the Board     Assets Portfolio to the advisory fee rates   Board considered the contractual nature of
also reviewed more recent Fund performance   of other clients of Invesco Aim and its      this fee waiver and noted that it remains
and this review did not change their         affiliates with investment strategies        in effect until at least June 30, 2009.
conclusions.                                 comparable to those of the Fund, including   The Board also considered the effect this
                                             one mutual fund advised by Invesco Aim and   expense limitation would have on each
TAX-FREE CASH RESERVE PORTFOLIO              two private funds sub-advised by Invesco     Fund's estimated total expenses.
                                             Aim and an Invesco Aim affiliate. The
The Board compared the Fund's performance    Board noted that the Liquid Assets              After taking account of the Fund's
during the past one, three and five          Portfolio's rate was: (i) the same as the    contractual advisory fee rate, as well as
calendar years to the performance of funds   rate for the mutual fund; and (ii) above     the comparative advisory fee information
in the Fund's performance group that are     the rates for the two sub-advised private    and the expense limitation discussed
not managed by Invesco Aim, and against      funds.                                       above, the Board concluded that each
the performance of all funds in the Lipper                                                Fund's advisory fees were fair and
Institutional Tax-Exempt Money Market           The Board also compared the effective     reasonable.
Funds Index. The Board also reviewed the     fee rate (the advisory fee after any
criteria used by Invesco Aim to identify     advisory fee waivers and before any             D. Economies of Scale and Breakpoints
the funds in the Fund's performance group    expense limitations/waivers) of STIC Prime         Liquid Assets Portfolio, STIC Prime
for inclusion in the Lipper reports. The     Portfolio to the advisory fee rates of             Portfolio, Treasury Portfolio and
Board noted that the Fund's performance      other clients of Invesco Aim and its               Government & Agency Portfolio
was in the third quintile of its             affiliates with investment strategies
performance group for the one, three and     comparable to those of the Fund, including   The Board considered the extent to which
five year periods (the first quintile        one mutual fund advised by Invesco Aim and   there are economies of scale in Invesco
being the best performing funds and the      two private funds sub-advised by Invesco     Aim's provision of advisory services to
fifth quintile being the worst performing    Aim and an Invesco Aim affiliate. The        each Fund. The Board also considered
funds). The Board noted that the Fund's      Board noted that the STIC Prime              whether each Fund benefits from such
performance was above the performance of     Portfolio's rate was: (i) the same as the    economies of scale through contractual
the Index for the one, three and five year   rate for the mutual fund; and (ii) above     breakpoints in each Fund's advisory fee
periods. The Board also considered the       the rates for the two sub-advised private    schedule or through advisory fee waivers
steps Invesco Aim has taken over the last    funds.                                       or expense limitations. The Board noted
several years to improve the quality and                                                  that each Fund's contractual advisory fee
efficiency of the services that Invesco         The Board also compared the effective     schedule does not include any breakpoints.
Aim provides to the AIM Funds. The Board     fee rate (the advisory fee after any         The Board considered whether it would be
concluded that Invesco Aim continues to      advisory fee waivers and before any          appropriate to add advisory fee
be responsive to the Board's focus on fund   expense limitations/waivers) of Government   breakpoints for each Fund or whether, due
performance. Although the independent        & Agency Portfolio to the advisory fee       to the nature of each Fund and the
written evaluation of the Fund's Senior      rates of other clients of Invesco Aim and    advisory fee structures of comparable
Officer only considered Fund performance     its affiliates with investment strategies    funds, it was reasonable to structure the
through the most recent calendar year, the   comparable to those of each Fund,            advisory fee without breakpoints. Based on
Board also reviewed more recent Fund         including one mutual fund advised by         this review, the Board concluded that it
performance and this review did not change   Invesco Aim. The Board noted that            was not necessary to add breakpoints to
their conclusions.                           Government & Agency Portfolio's rate was     each Fund's advisory fee schedule and
                                             below the rate for the other mutual fund.    concluded that, absent breakpoints, each
                                                                                          Fund's contractual advisory fees remain
                                                The Board also compared the effective     constant and do not reflect economies of
                                             fee rate (the advisory fee after any         scale. The Board also noted that each Fund
                                             advisory fee waivers and before any          shares directly in economies of
                                             expense limitations/waivers) of Government
                                             Tax-Advantage Portfolio to the advisory
                                             fee rates of other clients of Invesco Aim
                                             and its affiliates with investment
                                             strategies

                                                                                                                           continued


77   AIM SHORT-TERM INVESTMENTS TRUST

scale through lower fees charged by third    vesco Aim and its affiliates in providing    which are reviewed and approved on an
party continued service providers based on   these services. The Board also reviewed      annual basis by the Board. The Board
the combined size of all of the AIM Funds    information concerning the financial         concluded that Invesco Aim and its
and affiliates.                              condition of Invesco Aim and its             affiliates were providing these services
                                             affiliates. The Board also reviewed with     in a satisfactory manner and in accordance
GOVERNMENT TAXADVANTAGE PORTFOLIO            Invesco Aim the methodology used to          with the terms of their contracts, and
                                             prepare the profitability information.       were qualified to continue to provide
The Board considered the extent to which     The Board considered the overall             these services to each Fund.
there are economies of scale in Invesco      profitability of Invesco Aim, as well as
Aim's provision of advisory services to      the profitability of Invesco Aim in             The Board considered the benefits
the Fund. The Board also considered          connection with managing each Fund. The      realized by Invesco Aim as a result of
whether the Fund benefits from such          Board noted that Invesco Aim continues to    portfolio brokerage transactions executed
economies of scale through contractual       operate at a net profit, although            through "soft dollar" arrangements. Under
breakpoints in the Fund's advisory fee       increased expenses in recent years have      these arrangements, portfolio brokerage
schedule or through advisory fee waivers     reduced the profitability of Invesco Aim     commissions paid by the Funds and/or other
or expense limitations. The Board noted      and its affiliates. The Board concluded      funds advised by Invesco Aim are used to
that the Fund's contractual advisory fee     that each Fund's fees were fair and          pay for research and execution services.
schedule includes two breakpoints and that   reasonable, and that the level of profits    The Board noted that soft dollar
the level of the Fund's advisory fees, as    realized by Invesco Aim and its affiliates   arrangements shift the payment obligation
a percentage of the Fund's net assets, has   from providing services to the Fund was      for the research and execution services
decreased as net assets increased because    not excessive in light of the nature,        from Invesco Aim to the funds and
of the breakpoints. Based on this            quality and extent of the services           therefore may reduce Invesco Aim's
information, the Board concluded that the    provided. The Board considered whether       expenses. The Board also noted that
Fund's advisory fees appropriately reflect   Invesco Aim is financially sound and has     research obtained through soft dollar
economies of scale at current asset          the resources necessary to perform its       arrangements may be used by Invesco Aim in
levels. The Board also noted that the Fund   obligations under each Fund's investment     making investment decisions for each Fund
shares directly in economies of scale        advisory agreement, and concluded that       and may therefore benefit Fund
through lower fees charged by third party    Invesco Aim has the financial resources      shareholders. The Board concluded that
service providers based on the combined      necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements
size of all of the AIM Funds and                                                          were appropriate. The Board also concluded
affiliates.                                     F. Independent Written Evaluation of      that, based on their review and
                                                   the Fund's Senior Officer              representations made by Invesco Aim, these
TAX-FREE CASH RESERVE PORTFOLIO                                                           arrangements were consistent with
                                             The Board noted that, at their direction,    regulatory requirements.
The Board considered the extent to which     the Senior Officer of the Funds, who is
there are economies of scale in Invesco      independent of Invesco Aim and Invesco       II. Sub-Advisory Agreements
Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Fund. The Board also considered          independent written evaluation to assist        A. Nature, Extent and Quality of
whether the Fund benefits from such          the Board in determining the                       Services Provided by Affiliated
economies of scale through contractual       reasonableness of the proposed management          Sub-Advisors
breakpoints in the Fund's advisory fee       fees of the AIM Funds, including the
schedule or through advisory fee waivers     Funds. The Board noted that they had         The Board reviewed the services to be
or expense limitations. The Board noted      relied upon the Senior Officer's written     provided by Invesco Trimark Ltd., Invesco
that the Fund's contractual advisory fee     evaluation instead of a competitive          Asset Management Deutschland, GmbH,
schedule includes one breakpoint and that    bidding process. In determining whether to   Invesco Asset Management Limited, Invesco
the level of the Fund's advisory fees, as    continue each Fund's investment advisory     Asset Management (Japan) Limited, Invesco
a percentage of the Fund's net assets, has   agreement, the Board considered the Senior   Australia Limited, Invesco Global Asset
decreased as net assets increased because    Officer's written evaluation.                Management (N.A.), Inc., Invesco Hong Kong
of the breakpoint. Based on this                                                          Limited, Invesco Institutional (N.A.),
information, the Board concluded that the       G. Collateral Benefits to Invesco Aim     Inc. and Invesco Senior Secured
Fund's advisory fees appropriately reflect         and its Affiliates                     Management, Inc. (collectively, the
economies of scale at current asset                                                       "Affiliated Sub-Advisers") under the
levels. The Board also noted that the Fund   The Board considered various other           sub-advisory agreements and the
shares directly in economies of scale        benefits received by Invesco Aim and its     credentials and experience of the officers
through lower fees charged by third party    affiliates resulting from Invesco Aim's      and employees of the Affiliated
service providers based on the combined      relationship with the Funds, including the   Sub-Advisers who will provide these
size of all of the AIM Funds and             fees received by Invesco Aim and its         services. The Board concluded that the
affiliates.                                  affiliates for their provision of            nature, extent and quality of the services
                                             administrative, transfer agency and          to be provided by the Affiliated
   E. Profitability and Financial            distribution services to the Funds. The      Sub-Advisers were appropriate. The Board
      Resources of Invesco Aim               Board considered the performance of          noted that the Affiliated Sub-Advisers,
                                             Invesco Aim and its affiliates in            which have offices and personnel that are
The Board reviewed information from          providing these services and the             geographically dispersed in financial
Invesco Aim concerning the costs of the      organizational structure employed by         centers around the world, have been formed
advisory and other services that Invesco     Invesco Aim and its affiliates to provide    in part for the purpose of researching and
Aim and its affiliates provide to the        these services. The Board also considered    compiling in-
Funds and the profitability of In-           that these services are provided to each
                                             Fund pursuant to written contracts

                                                                                                                           continued


78   AIM SHORT-TERM INVESTMENTS TRUST

formation and making recommendations on
the markets and economies of various
countries and securities of companies
located in such countries or on various
types of investments and investment
techniques, and providing investment
advisory services. The Board concluded
that the sub-advisory agreements will
benefit each Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the
Fund.

   B. Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Funds, as no Affiliated Sub-Adviser served as a sub-adviser to the Funds prior to May 1, 2008.

   C. Sub-Advisory Fees

The Board considered the services to be
provided by the Affiliated Sub-Advisers
pursuant to the sub-advisory agreements
and the services to be provided by Invesco
Aim pursuant to the Funds' investment
advisory agreement, as well as the
allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco
Aim to the Affiliated Sub-Advisers, and
that Invesco Aim and the Affiliated
Sub-Advisers are affiliates. After taking account of the Funds' contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that each Fund's sub-advisory fees were fair and reasonable.

   D. Financial Resources of the
      Affiliated Sub-Advisers

The Board considered whether each
Affiliated Sub-Adviser is financially
sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.


79   AIM SHORT-TERM INVESTMENTS TRUST

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2008:

FEDERAL AND STATE INCOME TAX

                                                                         CORPORATE
                                                          QUALIFIED      DIVIDENDS                       TAX EXEMPT
                                                           DIVIDEND      RECEIVED      U.S. TREASURY      INTEREST
                                                           INCOME*      DEDUCTION*      OBLIGATIONS*     DIVIDENDS*
-------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                      0.00%         0.00%            0.19%           0.00%
-------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                         0.00%         0.00%            0.26%           0.00%
-------------------------------------------------------------------------------------------------------------------
Treasury Portfolio                                           0.00%         0.00%           29.78%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                0.00%         0.00%           30.76%           0.00%
-------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                            0.00%         0.00%           99.98%           0.00%
-------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                            0.00%         0.00%            0.00%            100%
___________________________________________________________________________________________________________________
===================================================================================================================




* The above percentages are based on ordinary income dividends paid to shareholders during the Funds' fiscal year.
** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.

NON-RESIDENT ALIEN SHAREHOLDERS

                                                                            QUALIFIED     QUALIFIED
                                                                           SHORT-TERM      INTEREST
                                                                              GAINS       INCOME***
---------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                    $       --         N/A
---------------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                               --         N/A
---------------------------------------------------------------------------------------------------
Treasury Portfolio                                                          1,260,964         100%
---------------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                   8,942         100%
---------------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                 715         100%
---------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve Portfolio**                                                  --        0.00%
___________________________________________________________________________________________________
===================================================================================================




** For the period ending August 31, 2008, all percentages for Tax-Free Cash Reserve Portfolio are based on dividends paid for the period April 1, 2008 to August 31, 2008.
*** The above percentages are based on income dividends paid to shareholders during the Funds' fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the Funds are as follows:

                                                                                  NOVEMBER 30,
                                                                                      2007
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                              100.00%
----------------------------------------------------------------------------------------------
STIC Prime Portfolio                                                                 100.00%
----------------------------------------------------------------------------------------------
Treasury Portfolio                                                                   100.00%
----------------------------------------------------------------------------------------------
Government & Agency Portfolio                                                        100.00%
----------------------------------------------------------------------------------------------
Government TaxAdvantage Portfolio                                                     99.99%
______________________________________________________________________________________________
==============================================================================================





80        SHORT-TERM INVESTMENTS TRUST

PROXY RESULTS


GOVERNMENT & AGENCY PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO
LIQUID ASSETS PORTFOLIO
STIC PRIME PORTFOLIO
TREASURY PORTFOLIO

Special Meetings ("Meetings") of Shareholders of Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, and Treasury Portfolio, all investment portfolios of Short-Term Investments Trust, a Delaware statutory trust ("Trust"), were held on February 29, 2008 with respect to STIC Prime Portfolio. All other proposals were adjourned until March 28, 2008 . The Meeting on February 29, 2008 was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


                                                                               VOTES            WITHHELD/            BROKER
      MATTER                                               VOTES FOR          AGAINST          ABSTENTIONS         NON-VOTES
------------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc. .............      2,854,808,189        15,153,566        112,286,738        638,371,865



The Meetings were adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:



                                                                                                                      WITHHELD/
      MATTER                                                                                     VOTES FOR          ABSTENTIONS**
----------------------------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................................        24,709,749,848         217,789,626
      Frank S. Bayley...................................................................        24,710,223,963         217,315,511
      James T. Bunch....................................................................        24,704,560,484         222,978,990
      Bruce L. Crockett.................................................................        24,704,948,116         222,591,358
      Albert R. Dowden..................................................................        24,658,584,276         268,955,198
      Jack M. Fields....................................................................        24,711,065,811         216,473,663
      Martin L. Flanagan................................................................        24,711,125,717         216,413,757
      Carl Frischling...................................................................        24,710,125,540         217,413,934
      Prema Mathai-Davis................................................................        24,711,510,232         216,029,242
      Lewis F. Pennock..................................................................        24,704,557,491         222,981,983
      Larry Soll, Ph.D. ................................................................        24,698,978,636         228,560,838
      Raymond Stickel, Jr. .............................................................        24,704,201,178         223,338,296
      Philip A. Taylor..................................................................        24,709,763,910         217,775,564




81        SHORT-TERM INVESTMENTS TRUST

                                                                               VOTES             WITHHELD/              BROKER
      MATTERS                                              VOTES FOR          AGAINST           ABSTENTIONS           NON-VOTES
----------------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit
      the Board of Trustees of the Trust to
      terminate the Trust, the Fund, and each other
      series portfolio of the Trust, or a share
      class without a shareholder vote.............     14,139,990,767     6,334,523,846           499,856,375       3,953,168,486
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.;
      Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc.
      Government & Agency Portfolio................      1,803,721,458        41,274,627           117,651,206         199,368,309
      Government TaxAdvantage Portfolio............        465,286,759         3,044,447            13,040,750          11,210,590
      Liquid Assets Portfolio......................     11,844,404,770        33,842,451           645,221,613         625,425,078
      Treasury Portfolio...........................      5,318,656,845        11,972,261           468,396,162         422,024,414



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Short-Term Investments Trust.

** Includes Broker Non-Votes.


82        SHORT-TERM INVESTMENTS TRUST

TRUSTEES AND OFFICERS


The address of each trustee and officer of Short-Term Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 103 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                       DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                           HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------------

 Martin L.                      2007          Executive Director, Chief Executive Officer and President,    None
 Flanagan(1) -- 1960                          Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                      investment management firm); Chairman, Invesco Aim Advisors,
                                              Inc. (registered investment advisor); Director, Chairman,
                                              Chief Executive Officer and President, IVZ Inc. (holding
                                              company); INVESCO North American Holdings, Inc. (holding
                                              company); and, INVESCO Group Services, Inc. (service
                                              provider); Trustee, The AIM Family of Funds--Registered
                                              Trademark--; Vice Chairman, Investment Company Institute;
                                              and Member of Executive Board, SMU Cox School of Business

                                              Formerly: Director, Chief Executive Officer and President,
                                              Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Chairman, Investment
                                              Company Institute; President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief Financial
                                              Officer, Franklin Resources, Inc. (global investment
                                              management organization)
--------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954    2006          Head of North American Retail and Senior Managing Director,   None
 Trustee, President and                       Invesco Ltd.; Director, Chief Executive Officer and
 Principal                                    President, Invesco Trimark Dealer Inc. (formerly AIM Mutual
 Executive Officer                            Fund Dealer Inc.) (registered broker dealer), Invesco Aim
                                              Advisors, Inc., and 1371 Preferred Inc. (holding company);
                                              Director, Chairman, Chief Executive Officer and President,
                                              Invesco Aim Management Group, Inc. (financial services
                                              holding company) and Invesco Aim Capital Management, Inc.
                                              (registered investment advisor); Director and President,
                                              INVESCO Funds Group, Inc. (registered investment advisor and register transfer agent) and AIM GP Canada Inc. (general
                                              partner for a limited partnership); Director, Invesco Aim
                                              Distributors, Inc. (registered broker dealer); Director and
                                              Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding company) and
                                              Invesco Canada Holdings Inc. (formerly AIM Canada Holdings
                                              Inc.) (holding company); Chief Executive Officer, AIM
                                              Trimark Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM Trimark
                                              Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco
                                              Trimark Ltee (formerly AIM Funds Management Inc. d/b/a
                                              INVESCO Enterprise Services) (registered investment advisor and registered transfer agent); Trustee, President and
                                              Principal Executive Officer of The AIM Family of Funds--
                                              Registered Trademark-- (other than AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds--
                                              Registered Trademark-- (AIM Treasurer's Series Trust and
                                              Short-Term Investments Trust only); and Manager, Invesco
                                              PowerShares Capital Management LLC

                                              Formerly: Director and President, AIM Trimark Corporate
                                              Class Inc. and AIM Trimark Canada Fund Inc.; Director and
                                              President, Invesco Trimark Ltd./Invesco Trimark Ltee
                                              (formerly AIM Funds Management Inc. d/b/a INVESCO Enterprise
                                              Services); Senior Managing Director, Invesco Holding Company
                                              Limited; Trustee and Executive Vice President, Tax-Free
                                              Investments Trust; Director and Chairman, Fund Management
                                              Company (registered broker dealer); President and Principal
                                              Executive Officer, The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust only);
                                              President, AIM Trimark Global Fund Inc. and AIM Trimark
                                              Canada Fund Inc.; and Director, Trimark Trust (federally
                                              regulated Canadian Trust Company)

--------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944      1993          Chairman, Crockett Technology Associates (technology          ACE Limited
 Trustee and Chair                            consulting company)                                           (insurance company);
                                                                                                            and Captaris, Inc.
                                                                                                            (unified messaging
                                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------------

 Bob R. Baker -- 1936           2003          Retired                                                       None
 Trustee
--------------------------------------------------------------------------------------------------------------------------------

 Frank S. Bayley -- 1939        2001          Retired
 Trustee
                                              Formerly: Partner, law firm of Baker & McKenzie; and          None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942         2003          Founder, Green, Manning & Bunch Ltd., (investment banking     Director, Policy
 Trustee                                      firm)                                                         Studies, Inc. and
                                                                                                            Van Gilder Insurance
                                                                                                            Corporation

--------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941       2000          Director of a number of public and private business           None
 Trustee                                      corporations, including the Boss Group Ltd. (private
                                              investment and management); Continental Energy Services, LLC
                                              (oil and gas pipeline service); Reich & Tang Funds
                                              (registered investment company); Annuity and Life Re
                                              (Holdings), Ltd. (reinsurance company), and Homeowners of
                                              America Holding Corporation/Homeowners of America Insurance
                                              Company (property casualty company)

                                              Formerly: Director, CompuDyne Corporation (provider of
                                              product and services to the public security market);
                                              Director, President and Chief Executive Officer, Volvo Group
                                              North America, Inc.; Senior Vice President, AB Volvo;
                                              Director of various public and private corporations

--------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952         1997          Chief Executive Officer, Twenty First Century Group, Inc.     Administaff
 Trustee                                      (government affairs company); and Owner and Chief Executive
                                              Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment)

                                              Formerly: Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company); and Discovery Global
                                              Education Fund (non-profit)

--------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937        1980          Partner, law firm of Kramer Levin Naftalis and Frankel LLP    Director, Reich &
 Trustee                                                                                                    Tang Funds) (15
                                                                                                            portfolios)

--------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950     1998          Formerly: Chief Executive Officer, YWCA of the USA            None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942       1981          Partner, law firm of Pennock & Cooper                         None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942             2003          Retired                                                       None
 Trustee

--------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel, Jr. -- 1944   2005          Retired
 Trustee

                                              Formerly: Partner, Deloitte & Touche; and Director, Mainstay  None
                                              VP Series Funds, Inc. (25 portfolios)

--------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.



83        SHORT-TERM INVESTMENTS TRUST

NAME, YEAR OF BIRTH AND         TRUSTEE AND/                                                                     OTHER
POSITION(S) HELD WITH THE       OR OFFICER    PRINCIPAL OCCUPATION(S)                                            DIRECTORSHIP(S)
TRUST                           SINCE         DURING PAST 5 YEARS                                                HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
--------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960      1989          Head of Invesco's World Wide Fixed Income and Cash Management      N/A
 President and Principal                      Group; Director of Cash Management and Senior Vice President,
 Executive Officer                            Invesco Aim Advisors, Inc. and Invesco Aim Capital Management,
                                              Inc; Executive Vice President, Invesco Aim Distributors, Inc.;
                                              Senior Vice President, Invesco Aim Management Group, Inc.; Vice
                                              President, The AIM Family of Funds--Registered Trademark-- (other than AIM Treasurer's Series Trust and Short-Term Investments
                                              Trust); and President and Principal Executive Officer, The AIM
                                              Family of Funds--Registered Trademark-- (AIM Treasurer's Series
                                              Trust and Short-Term Investments Trust only)

                                              Formerly President and Principal Executive Officer, Tax-Free
                                              Investments Trust; Director and President, Fund Management
                                              Company; Chief Cash Management Officer and Managing Director,
                                              Invesco Aim Capital Management, Inc.; and Vice President, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark-- (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only)

--------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958        2005          Senior Vice President and Senior Officer of The AIM Family of      N/A
 Senior Vice President and                    Funds--Registered Trademark--
 Senior Officer
                                              Formerly: Director of Compliance and Assistant General Counsel,
                                              ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; General
                                              Counsel and Director of Compliance, ALPS Mutual Funds, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 John M. Zerr -- 1962           2006          Director, Senior Vice President, Secretary and General Counsel,    N/A
 Senior Vice President, Chief                 Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc.
 Legal Officer and Secretary                  and Invesco Aim Capital Management, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors, Inc.;
                                              Director, Vice President and Secretary, Invesco Aim Investment
                                              Services, Inc. and INVESCO Distributors, Inc.; Director and Vice
                                              President, INVESCO Funds Group Inc.; Senior Vice President, Chief
                                              Legal Officer and Secretary, The AIM Family of Funds--Registered
                                              Trademark--; and Manager, Invesco PowerShares Capital Management
                                              LLC

                                              Formerly: Director, Vice President and Secretary, Fund Management
                                              Company; Vice President, Invesco Aim Capital Management, Inc.;
                                              Chief Operating Officer, Senior Vice President, General Counsel
                                              and Secretary, Liberty Ridge Capital, Inc. (an investment
                                              adviser); Vice President and Secretary, PBHG Funds (an investment company); Vice President and Secretary, PBHG Insurance Series
                                              Fund (an investment company); Chief Operating Officer, General
                                              Counsel and Secretary, Old Mutual Investment Partners (a broker-
                                              dealer); General Counsel and Secretary, Old Mutual Fund Services
                                              (an administrator); General Counsel and Secretary, Old Mutual
                                              Shareholder Services (a shareholder servicing center); Executive
                                              Vice President, General Counsel and Secretary, Old Mutual
                                              Capital, Inc. (an investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment company)

--------------------------------------------------------------------------------------------------------------------------------

 Lisa O. Brinkley -- 1959       2004          Global Compliance Director, Invesco Ltd.; and Vice President, The  N/A
 Vice President                               AIM Family of Funds--Registered Trademark--

                                              Formerly: Senior Vice President, Invesco Aim Management Group,
                                              Inc.; Senior Vice President and Chief Compliance Officer, Invesco
                                              Aim Advisors, Inc. and The AIM Family of Funds--Registered
                                              Trademark--; Vice President and Chief Compliance Officer, Invesco
                                              Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc. and Fund
                                              Management Company; and Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

--------------------------------------------------------------------------------------------------------------------------------

 Kevin M. Carome -- 1956        2003          General Counsel, Secretary and Senior Managing Director, Invesco   N/A
 Vice President                               Ltd.; Director and Secretary, Invesco Holding Company Limited,
                                              IVZ, Inc. and INVESCO Group Services, Inc.; Director, INVESCO
                                              Funds Group, Inc.; Secretary, INVESCO North American Holdings,
                                              Inc.; and Vice President, The AIM Family of Funds--Registered
                                              Trademark--

                                              Formerly: Director, Senior Vice President, Secretary and General
                                              Counsel, Invesco Aim Management Group, Inc. and Invesco Aim
                                              Advisors, Inc.; Senior Vice President, Invesco Aim Distributors,
                                              Inc.; Director, General Counsel and Vice President, Fund
                                              Management Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services, Inc.;
                                              Senior Vice President, Chief Legal Officer and Secretary, The AIM
                                              Family of Funds--Registered Trademark--; Director and Vice
                                              President, INVESCO Distributors, Inc. and Chief Executive Officer
                                              and President, INVESCO Funds Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Sheri S. Morris -- 1964        2008          Vice President, Treasurer and Principal Financial Officer, The     N/A
 Vice President, Treasurer                    AIM Family of Funds--Registered Trademark--
 and Principal Financial
 Officer                                      Formerly: Assistant Vice President and Assistant Treasurer, The
                                              AIM Family of Funds--Registered Trademark--


--------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967        2005          Anti-Money Laundering Compliance Officer, Invesco Aim Advisors,    N/A
 Anti-Money Laundering                        Inc., Invesco Aim Capital Management, Inc., Invesco Aim
 Compliance Officer                           Distributors, Inc., Invesco Aim Investment Services, Inc.,
                                              Invesco Aim Private Asset Management, Inc. and The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly: Anti-Money Laundering Compliance Officer, Fund
                                              Management Company; and Manager of the Fraud Prevention
                                              Department, Invesco Aim Investment Services, Inc.

--------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958       2006          Senior Vice President, Invesco Aim Management Group, Inc.; Senior  N/A
 Chief Compliance Officer                     Vice President and Chief Compliance Officer, Invesco Aim
                                              Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief
                                              Compliance Officer, The AIM Family of Funds--Registered
                                              Trademark--, Invesco Global Asset Management (N.A.), Inc.
                                              (registered investment advisor), Invesco Institutional (N.A.),
                                              Inc., (registered investment advisor), INVESCO Private Capital
                                              Investments, Inc. (holding company), Invesco Private Capital,
                                              Inc. (registered investment advisor) and Invesco Senior Secured
                                              Management, Inc. (registered investment advisor); and Vice
                                              President, Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly: Vice President, Invesco Aim Capital Management, Inc.
                                              and Fund Management Company; and Global Head of Product
                                              Development, AIG-Global Investment Group, Inc.

--------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.

Please refer to the funds' prospectuses for information on the funds' sub-advisors.



OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradley Ronon Stevens    INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
& Young, LLP              Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103    1177 Avenue of the         Houston, TX 77210-4739
                          Americas
                          New York, NY 10036-2714





84        SHORT-TERM INVESTMENTS TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Fund's shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this
Web page. Shareholders can also look up the Fund's Form N-Q filings on the SEC website, sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the AIM website, invescoaim.com.
On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after January 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly
Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco
Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim
Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for
the products and services represented by Invesco Aim; they each provide investment advisory services to         [INVESCO AIM LOGO]
individual and institutional clients and do not sell securities. Invesco Institutional (N.A.), Inc., Invesco    - SERVICE MARK -
Senior Secured Management, Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Trimark Ltd., Invesco
Asset Management (Japan) Ltd., Invesco Hong Kong Ltd., Invesco Australia Limited, Invesco Asset Management
Limited and Invesco Asset Management Deutschland GmbH are affiliated investment advisors that serve as subadvisors to many of the products and services represented by Invesco Aim. Invesco Aim Distributors, Inc. is
the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

invescoaim.com STIT-AR-4   Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                               Percentage of Fees                             Percentage of Fees
                                              Billed Applicable to                           Billed Applicable to
                                               Non-Audit Services                             Non-Audit Services
                                              Provided for fiscal                            Provided for fiscal
                        Fees Billed for          year end 2008          Fees Billed for         year end 2007
                       Services Rendered     Pursuant to Waiver of   Services Rendered to   Pursuant to Waiver of
                     to the Registrant for        Pre-Approval        the Registrant for         Pre-Approval
                      fiscal year end 2008       Requirement(1)      fiscal year end 2007       Requirement(1)
                     ---------------------   ---------------------   --------------------   ---------------------
Audit Fees                  $161,433                  N/A                  $128,555                  N/A
Audit-Related Fees          $      0                    0%                 $      0                    0%
Tax Fees(2)                 $ 26,457                    0%                 $ 21,295                    0%
All Other Fees              $      0                    0%                 $      0                    0%
                            --------                                       --------
Total Fees                  $187,890                    0%                 $149,850                    0%

PWC billed the Registrant aggregate non-audit fees of $26,457 for the fiscal year ended 2008, and $21,295 for the fiscal year ended 2007, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2008 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO INVESCO AIM AND INVESCO AIM AFFILIATES

     PWC billed Invesco Aim Advisors, Inc. ("Invesco Aim"), the Registrant's adviser, and any entity controlling, controlled by or under common control with Invesco Aim that provides ongoing services to the Registrant ("Invesco Affiliates") aggregate fees for pre-approved non-audit services rendered to Invesco Aim and Invesco Aim Affiliates for the last two fiscal years as follows:

                      Fees Billed for Non-                               Fees Billed for Non-
                        Audit Services                                      Audit Services
                      Rendered to Invesco       Percentage of Fees       Rendered to Invesco       Percentage of Fees
                      Aim and Invesco Aim      Billed Applicable to      Aim and Invesco Aim      Billed Applicable to
                     Affiliates for fiscal      Non-Audit Services      Affiliates for fiscal      Non-Audit Services
                      year end 2008 That     Provided for fiscal year    year end 2007 That     Provided for fiscal year
                         Were Required         end 2008 Pursuant to         Were Required         end 2007 Pursuant to
                      to be Pre-Approved          Waiver of Pre-         to be Pre-Approved          Waiver of Pre-
                      by the Registrant's            Approval            by the Registrant's            Approval
                        Audit Committee           Requirement(1)           Audit Committee           Requirement(1)
                     ---------------------   ------------------------   ---------------------   ------------------------
Audit-Related Fees            $0                          0%                         $0                          0%
Tax Fees                      $0                          0%                         $0                          0%
All Other Fees                $0                          0%                         $0                          0%
                             ---                                                    ---
Total Fees(2)                 $0                          0%                         $0                          0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco Aim and Invesco Aim Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed Invesco Aim and Invesco Aim Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2008, and $0 for the fiscal year ended 2007, for non-audit services rendered to Invesco Aim and Invesco Aim Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco Aim and Invesco Aim Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, Invesco Aim Advisors, Inc. will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

     PwC advised the Funds' Audit Committee that PwC had identified two matters that required further consideration under the SEC's auditor independence rules.

     First, PwC was engaged to perform services to an affiliate of Invesco Ltd., including (a) consulting with respect to the acquisition by the affiliate of certain assets from a third party; and (b) providing expert testimony in connection with any arbitration proceeding or litigation arising from or relating to the transaction. SEC rules provide that an accountant is not independent if, at any point during the audit and professional engagement period, the accountant provides expert services unrelated to the audit to an audit client. Specifically, PwC would not be permitted to provide expert testimony nor perform other services in support of the client or its counsel in connection with a proceeding. Within days of being engaged to provide the services it was determined that some of the services contemplated in the engagement terms would be inconsistent with the SEC's auditor independence rules. A review of the services performed pursuant to the original agreement was conducted. It was concluded that the services performed were not inconsistent with the SEC's independence rules. Following the review, the initial engagement terms were modified to limit PwC's services to those permitted under the rules.

     Second, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies or trusts since 2001. Some of these companies held shares of INVESCO Nippon Warrants Fund (the "Investment."), an affiliate of Invesco Ltd., formerly known as AMVESCAP PLC (the "Company"). The investment, which consisted of 2,070 shares, was initially entered into during July 1, 2001 - December 31, 2005.

     PwC informed the Audit Committee that the second matter could have constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X. PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audits of the Funds. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the investment, as it relates to the second matter, and that PwC did not believe either of these situations affected PwC's ability to act objectively and impartially and to issue a report on financial statements as the

     Funds' independent auditor. Based upon PwC's review and discussion, the audit committee concurred with PwC's conclusions in relation to its independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:      /s/ KAREN DUNN KELLEY
         ------------------------------
         Karen Dunn Kelley
         Principal Executive Officer

Date:    November 7, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ KAREN DUNN KELLEY
         ------------------------------
         Karen Dunn Kelley
         Principal Executive Officer

Date:    November 7, 2008


By:      /s/ SHERI MORRIS
         ------------------------------
         Sheri Morris
         Principal Financial Officer

Date:    November 7, 2008

                                 EXHIBIT INDEX


12(a)(1)   Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.